United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 7/31/15

Date of Reporting Period: 7/31/15

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2015
Share Class	Ticker
R	ACKXX
Service	ACMXX
Cash II	ACCXX

Federated Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	25.9%
Bank Instruments	19.2%
Variable Rate Instruments	31.0%
Other Repurchase Agreements and Repurchase Agreements	25.0%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.6%[4]
8-30 Days	24.1%
31-90 Days	23.9%
91-180 Days	9.7%
181 Days or more	2.8%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, commercial paper, corporate bonds and corporate notes, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 19.1% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.3%
		Finance - Automotive—1.0%
$2,636,423		AmeriCredit Automobile Receivables Trust 2015-2, Class A1, 0.400%, 4/8/2016	$2,636,423
6,316,288	[1,2]	TCF Auto Receivables Owner Trust 2015-1, Class A1, 0.400%, 6/15/2016	6,316,288
4,262,009	[1,2]	Westlake Automobile Receivables Trust 2015-2, Class A1, 0.600%, 8/17/2015	4,262,009
		TOTAL	13,214,720
		Finance - Equipment—0.3%
3,575,002	[1,2]	Wheels SPV 2 LLC, Series 2015-1, Class A1, 0.400%, 6/20/2016	3,575,002
		TOTAL ASSET-BACKED SECURITIES	16,789,722
		CERTIFICATES OF DEPOSIT—19.2%
		Finance - Banking—19.2%
10,000,000		ABN Amro Bank NV, 0.340%, 10/13/2015	9,993,112
25,000,000		BNP Paribas SA, 0.250%, 8/13/2015	25,000,000
21,000,000		Bank of Nova Scotia, Toronto, 0.340%, 11/24/2015	21,000,000
30,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 11/16/2015	30,000,000
25,000,000		Credit Agricole Corporate and Investment Bank, 0.280% - 0.290%, 9/3/2015 - 10/2/2015	25,000,000
45,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.250% - 0.300%, 8/4/2015 - 10/16/2015	45,000,000
25,000,000		Mizuho Bank Ltd., 0.260%, 8/5/2015	25,000,000
10,000,000		Mizuho Bank Ltd., 0.300%, 9/3/2015	9,997,252
20,000,000		Standard Chartered Bank PLC, 0.320%, 11/12/2015	20,000,000
40,000,000		Sumitomo Mitsui Banking Corp., 0.280% - 0.320%, 9/24/2015 - 11/2/2015	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	250,990,364
		COMMERCIAL PAPER—20.9%[3]
		Finance - Banking—12.6%
20,000,000		Banque et Caisse d'Epargne de L'Etat, 0.316%, 8/13/2015	19,997,900
10,000,000		HSBC USA, Inc., 0.406%, 12/7/2015	9,985,600
65,000,000		ING (U.S.) Funding LLC, 0.260% - 0.270%, 8/4/2015 - 8/11/2015	64,996,112
20,000,000	[1,2]	J.P. Morgan Securities LLC, 0.401%, 10/9/2015	19,984,667
10,000,000	[1,2]	LMA-Americas LLC, 0.280%, 9/24/2015	9,995,800
25,000,000		Standard Chartered Bank PLC, 0.270%, 8/21/2015	24,996,250
15,000,000		State Street Corp., 0.451%, 12/21/2015	14,973,375
		TOTAL	164,929,704
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Commercial—4.6%
$25,000,000	[1,2]	Alpine Securitization Corp., 0.290%, 10/21/2015	$24,983,687
35,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.250% - 0.270%, 8/5/2015 - 8/12/2015	34,998,481
		TOTAL	59,982,168
		Finance - Retail—3.7%
3,000,000	[1,2]	CAFCO, LLC, 0.451%, 2/1/2016	2,993,175
15,000,000	[1,2]	Chariot Funding LLC, 0.421%, 2/16/2016	14,965,175
30,000,000	[1,2]	Starbird Funding Corp., 0.290%, 10/1/2015	29,985,259
		TOTAL	47,943,609
		TOTAL COMMERCIAL PAPER	272,855,481
		CORPORATE BONDS—3.1%
		Finance - Banking—0.3%
2,830,000		National Australia Bank Ltd., Melbourne, 1.600%, 8/7/2015	2,830,571
1,100,000		Westpac Banking Corp. Ltd., Sydney, 1.125%, 9/25/2015	1,101,258
		TOTAL	3,931,829
		Finance - Commercial—2.0%
25,000,000		General Electric Capital Corp., 2.250%, 11/9/2015	25,125,366
1,000,000		General Electric Capital Corp., 6.900%, 9/15/2015	1,007,844
		TOTAL	26,133,210
		Insurance—0.1%
1,000,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	1,003,264
		Oil & Oil Finance—0.3%
3,832,000		BP Capital Markets PLC, 3.125%, 10/1/2015	3,848,671
		Retail—0.4%
5,000,000		Wal-Mart Stores, Inc., 1.500%, 10/25/2015	5,013,299
		TOTAL CORPORATE BONDS	39,930,273
		CORPORATE NOTES—0.2%
		Finance - Commercial—0.0%
350,000		General Electric Capital Corp., 0.516%, 1/14/2016	350,063
		Insurance—0.6%
6,000,000	[1,2]	Metropolitan Life Global Funding I, 0.486%, 10/14/2015	6,007,240
1,300,000	[1,2]	Metropolitan Life Global Funding I, 0.819%, 7/15/2016	1,305,716
1,000,000	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	1,011,386
		TOTAL	8,324,342
		TOTAL CORPORATE NOTES	8,674,405
Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—31.0%[4]
		Aerospace/Auto—2.3%
$10,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.399%, 8/5/2015	$10,000,000
5,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.404%, 10/6/2015	5,000,000
15,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.425%, 8/27/2015	15,000,000
		TOTAL	30,000,000
		Finance - Banking—24.1%
5,980,000		BJ Financing, LLC, Series 2007A, (BMO Harris Bank, N.A. LOC), 0.160%, 8/6/2015	5,980,000
20,000,000		BMO Harris Bank, N.A., 0.291%, 8/25/2015	20,000,000
15,000,000		BNP Paribas SA, Sr. Unsecured, 0.586%, 8/7/2015	15,008,463
10,000,000		Bank of Montreal, 0.317%, 8/12/2015	10,000,000
10,000,000		Bank of Nova Scotia, Toronto, 0.288%, 8/7/2015	10,000,000
15,000,000		Bank of Nova Scotia, Toronto, 0.337%, 8/17/2015	15,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.295%, 8/24/2015	10,000,000
17,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.314%, 10/28/2015	17,000,000
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.326%, 8/17/2015	5,000,000
8,235,000		California Statewide CDA, Series 2005-B, (MUFG Union Bank, N.A. LOC), 0.360%, 8/6/2015	8,235,000
15,000,000	[1,2]	J.P. Morgan Securities LLC, 0.390%, 8/10/2015	15,000,000
10,000,000		J.P. Morgan Securities LLC, 0.449%, 8/24/2015	10,000,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.130%, 8/6/2015	25,000,000
10,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.130%, 8/6/2015	10,000,000
3,719,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.140%, 8/6/2015	3,719,000
10,000,000		Rabobank Nederland NV, Utrecht, 0.340%, 8/28/2015	10,000,000
5,000,000		Royal Bank of Canada, Montreal, 0.305%, 8/24/2015	5,000,000
20,000,000		Royal Bank of Canada, Montreal, 0.333%, 10/9/2015	20,000,000
7,430,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.150%, 8/6/2015	7,430,000
10,000,000		State Street Bank and Trust Co., 0.334%, 10/1/2015	10,000,000
15,000,000		Sumitomo Mitsui Banking Corp., 0.286%, 8/17/2015	15,000,000
5,000,000		Toronto Dominion Bank, 0.319%, 10/15/2015	5,000,000
10,000,000		Toronto Dominion Bank, 0.337%, 8/10/2015	10,000,000
12,000,000		Toronto Dominion Bank, 0.338%, 8/6/2015	12,000,000
Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$15,000,000		Toronto Dominion Bank, 0.339%, 8/24/2015	$15,000,000
600,000		U.S. Bank, N.A., 0.344%, 10/1/2015	600,006
25,000,000		Wells Fargo Bank, N.A., 0.461%, 9/22/2015	25,000,000
		TOTAL	314,972,469
		Finance - Commercial—1.7%
310,000		General Electric Capital Corp., 0.474%, 10/6/2015	310,079
2,111,000		General Electric Capital Corp., 0.484%, 10/8/2015	2,112,449
3,400,000		General Electric Capital Corp., 0.884%, 10/8/2015	3,408,037
900,000		General Electric Capital Corp., 1.029%, 8/11/2015	900,176
15,000,000	[1,2]	Fairway Finance Co. LLC, 0.349%, 2/3/2016	15,000,000
		TOTAL	21,730,741
		Finance - Retail—0.7%
10,000,000	[1,2]	Barton Capital LLC, 0.288%, 8/5/2015	10,000,000
		Government Agency—2.2%
9,920,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 8/6/2015	9,920,000
5,800,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.170%, 8/6/2015	5,800,000
1,390,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.390%, 8/6/2015	1,390,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.140%, 8/6/2015	7,450,000
3,865,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (FHLB of Atlanta LOC), 0.250%, 8/6/2015	3,865,000
		TOTAL	28,425,000
		TOTAL NOTES - VARIABLE	405,128,210
		OTHER REPURCHASE AGREEMENTS—11.1%
		Finance - Banking—11.1%
24,000,000		BNP Paribas Securities Corp., 0.183%, 8/3/2015, interest in a $226,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $226,003,390, in which asset-backed securities, corporate bonds, a medium-term note and U.S. Government Agency securities with a market value of $230,978,917 have been received as collateral and held with BNY Mellon as tri-party agent.	24,000,000
45,000,000		Citigroup Global Markets, Inc., 0.588% - 0.750%, 8/3/2015 - 9/8/2015, interest in a $195,000,000 collateralized loan agreement, dated 7/10/2015-7/31/2015, will repurchase securities provided as collateral for $195,151,625, in which asset-backed securities and collateralized mortgage obligations with a market value of $198,964,082 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
Annual Shareholder Report
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$25,000,000	HSBC Securities (USA), Inc., 0.284%, 8/3/2015, interest in a $170,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $170,003,967, in which corporate bonds with a market value of $173,400,217 have been received as collateral and held with JPMorgan Chase tri-party agent.	$25,000,000
9,000,000	JPMorgan Securities LLC, 0.385%, 9/8/2015, interest in a $400,000,000 collateralized loan agreement, dated 6/8/2015, will repurchase securities provided as collateral for $400,126,667, in which asset-backed securities with a market value of $408,229,592 have been received as collateral and held with JPMorgan Chase tri-party agent.	9,000,000
3,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.385%, 8/3/2015, interest in a $175,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $175,005,542, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $178,505,759 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000
20,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 8/27/2015, interest in a $250,000,000 collateralized loan agreement, dated 7/27/2015, will repurchase securities provided as collateral for $250,052,083, in which American depositary receipts, asset-backed securities, convertible bonds, corporate bonds, commercial paper, common stocks, exchange-traded funds, medium-term notes and municipal bonds, with a market value of $255,012,397 have been received as collateral with BNY Mellon as tri-party agent.	20,000,000
20,000,000	Wells Fargo Securities LLC, 0.456%, 10/9/2015 - 10/19/2015, interest in a $500,000,000 collateralized loan agreement, dated 7/13/2015 - 7/20/2015, will repurchase securities provided as collateral for $500,557,500, in which collateralized mortgage obligations with a market value of $510,116,026 have been received as collateral held with BNY Mellon as tri-party agent.	20,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	146,000,000
	REPURCHASE AGREEMENTS—13.9%
131,812,000	Interest in $2,300,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,030,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,356,293,189.	131,812,000
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Interest in $1,850,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,850,024,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2049 and the market value of those underlying securities was $1,890,799,407.	$50,000,000
	TOTAL REPURCHASE AGREEMENTS	181,812,000
	TOTAL INVESTMENTS—101.1% (AT AMORTIZED COST)[5]	1,322,180,455
	OTHER ASSETS AND LIABILITIES - NET—(1.1)%[6]	(14,120,055)
	TOTAL NET ASSETS—100%	$1,308,060,400
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $233,387,149, which represented 17.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $233,387,149, which represented 17.8% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
7

The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.27%	0.23%	0.31%	0.39%	0.38%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	1.20%	1.14%	1.07%	1.02%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$212,710	$201,585	$204,139	$154,982	$125,013
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.26%	0.23%	0.31%	0.39%	0.38%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.79%	0.77%	0.67%	0.59%	0.60%
Supplemental Data:
Net assets, end of period (000 omitted)	$927,031	$1,927,646	$2,178,445	$2,114,096	$2,203,392
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.26%	0.23%	0.31%	0.39%	0.38%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	1.07%	1.01%	0.92%	0.84%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$168,319	$206,928	$246,018	$255,293	$291,993
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investment in repurchase agreements	$327,812,000
Investment in securities	994,368,455
Total investment in securities, at amortized cost and fair value		$1,322,180,455
Income receivable		510,730
Receivable for shares sold		6,341,322
TOTAL ASSETS		1,329,032,507
Liabilities:
Payable for investments purchased	17,993,175
Payable for shares redeemed	2,438,000
Bank overdraft	41,780
Income distribution payable	606
Payable to adviser (Note 5)	912
Payable for Directors'/Trustees' fees (Note 5)	3,842
Payable for other service fees (Note 2)	1,637
Accrued expenses (Note 5)	492,155
TOTAL LIABILITIES		20,972,107
Net assets for 1,308,038,036 shares outstanding		$1,308,060,400
Net Assets Consist of:
Paid-in capital		$1,308,048,912
Accumulated net realized gain on investments		11,425
Undistributed net investment income		63
TOTAL NET ASSETS		$1,308,060,400
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$212,710,207 ÷ 212,709,632 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$927,030,713 ÷ 927,010,954 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$168,319,480 ÷ 168,317,450 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$3,726,121
Expenses:
Investment adviser fee (Note 5)		$6,807,829
Administrative fee (Note 5)		1,065,545
Custodian fees		59,279
Transfer agent fee (Note 2)		2,997,373
Directors'/Trustees' fees (Note 5)		16,775
Auditing fees		22,650
Legal fees		8,997
Portfolio accounting fees		167,652
Distribution services fee (Note 5)		1,490,575
Other service fees (Note 2)		2,850,715
Share registration costs		106,145
Printing and postage		95,784
Miscellaneous (Note 5)		30,297
TOTAL EXPENSES		15,719,616
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(6,769,562)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(5,348,431)
TOTAL WAIVERS AND REIMBURSEMENT		(12,117,993)
Net expenses			3,601,623
Net investment income			124,498
Net realized gain on investments			17,414
Change in net assets resulting from operations			$141,912
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$124,498	$237,643
Net realized gain on investments	17,414	32,599
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	141,912	270,242
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(20,190)	(19,658)
Service Shares	(86,547)	(196,032)
Cash II Shares	(18,073)	(21,665)
Distributions from net realized gain on investments
Class R Shares	(5,306)	(709)
Service Shares	(26,669)	(7,487)
Cash II Shares	(4,993)	(834)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(161,778)	(246,385)
Share Transactions:
Proceeds from sale of shares	2,265,413,695	2,970,983,561
Net asset value of shares issued to shareholders in payment of distributions declared	147,901	234,765
Cost of shares redeemed	(3,293,640,798)	(3,263,684,111)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,028,079,202)	(292,465,785)
Change in net assets	(1,028,099,068)	(292,441,928)
Net Assets:
Beginning of period	2,336,159,468	2,628,601,396
End of period (including undistributed net investment income of $63 and $375, respectively)	$1,308,060,400	$2,336,159,468
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Automated Cash Management Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class R Shares, Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
On June 3, 2015, the Fund filed a supplement to its current Prospectus notifying shareholders that the Trustees have approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which Federated Prime Cash Obligations Fund would acquire all or substantially all of the assets of the Fund in complete liquidation and termination of the Fund. Information statements will be sent to shareholders explaining the Reorganization. The Reorganization is expected to occur in the fourth quarter of 2015.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
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an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are
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allocated to each class based on relative average daily net assets, except that Class R Shares, Service Shares and Cash II Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended July 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class R Shares	$728,461	$(42,851)	$(379,387)
Service Shares	1,879,000	(311,136)	(148,276)
Cash II Shares	389,912	(82,766)	(42,725)
TOTAL	$2,997,373	$(436,753)	$(570,388)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash II Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,399,023	$(2,399,023)
Cash II Shares	451,692	(451,692)
TOTAL	$2,850,715	$(2,850,715)
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Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	148,854,396	$148,854,396	150,450,393	$150,450,393
Shares issued to shareholders in payment of distributions declared	25,360	25,360	20,238	20,238
Shares redeemed	(137,752,875)	(137,752,875)	(153,026,161)	(153,026,161)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	11,126,881	$11,126,881	(2,555,530)	$(2,555,530)

Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,451,114,902	$1,451,114,902	2,156,401,121	$2,156,401,121
Shares issued to shareholders in payment of distributions declared	102,829	102,829	195,467	195,467
Shares redeemed	(2,451,816,574)	(2,451,816,574)	(2,407,414,818)	(2,407,414,818)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,000,598,843)	$(1,000,598,843)	(250,818,230)	$(250,818,230)

Year Ended July 31	2015		2014
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	665,444,397	$665,444,397	664,132,047	$664,132,047
Shares issued to shareholders in payment of distributions declared	19,712	19,712	19,060	19,060
Shares redeemed	(704,071,349)	(704,071,349)	(703,243,132)	(703,243,132)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(38,607,240)	$(38,607,240)	(39,092,025)	$(39,092,025)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,028,079,202)	$(1,028,079,202)	(292,465,785)	$(292,465,785)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014 was as follows:
	2015	2014
Ordinary income[1]	$161,778	$246,385
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$11,488
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2015, the Adviser voluntarily waived $6,769,562 of its fee and reimbursed $436,753 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares and Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$1,038,882	$(1,038,882)
Cash II Shares	451,693	(451,693)
TOTAL	$1,490,575	$(1,490,575)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares, Service Shares and Cash II Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.65% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $7,000,000.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of financial services companies. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. subsequent events
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Money market obligations trust AND SHAREHOLDERS OF FEDERATED automated cash management trust:
We have audited the accompanying statement of assets and liabilities of Federated Automated Cash Management Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Automated Cash Management Trust, a portfolio of Money Market Obligations Trust, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,000.10	$1.39[2]
Service Shares	$1,000	$1,000.10	$1.39[3]
Cash II Shares	$1,000	$1,000.10	$1.39[4]
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,023.41	$1.40[2]
Service Shares	$1,000	$1,023.41	$1.40[3]
Cash II Shares	$1,000	$1,023.41	$1.40[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class R Shares	0.28%
Service Shares	0.28%
Cash II Shares	0.28%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.70 and $5.76, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.65% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.22 and $3.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.81% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.02 and $4.06, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
26

At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: October 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Officer since: August 2006 Portfolio Manager since: April 1997	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Mark F. Weiss Birth Date: January 8, 1972 Vice President Officer since: June 2012 Portfolio Manager since: September 2011	Principal Occupations: Mark F. Weiss has been the Fund's Portfolio Manager since September 2011. He is a Vice President of the Trust with respect to the Fund. Mr. Weiss joined Federated in 1994 and has been a Vice President of the Fund's Adviser and a Senior Investment Analyst since January 2007. He is responsible for portfolio management and investment research in the fixed-income area concentrating on taxable money market instruments. Mr. Weiss has received the Chartered Financial Analyst designation and holds a B.A. and M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
33

Evaluation and Approval of Advisory Contract–May 2015
Federated Automated Cash Management Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Annual Shareholder Report
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
Annual Shareholder Report
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At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
Annual Shareholder Report
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The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Automated Cash Management Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919783
CUSIP 60934N864
CUSIP 60934N831
25698 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Ticker	FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	38.2%
Variable Rate Instruments	22.7%
Bank Instruments	22.2%
Other Repurchase Agreements and Repurchase Agreements	17.1%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.2%[4]
8-30 Days	19.9%
31-90 Days	28.4%
91-180 Days	12.8%
181 Days or more	1.9%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, commercial paper, corporate bonds and municipal securities.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 21.9% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		ASSET-BACKED SECURITIES—2.7%
		Finance - Automotive—0.4%
$14,933,439	[1,2]	Drive Auto Receivables Trust 2015-B, Class A1, 0.460%, 6/15/2016	$14,933,439
102,804		Santander Drive Auto Receivables Trust 2015-1, Class A1, 0.320%, 3/15/2016	102,804
11,955,758		SMART ABS Series 2015-1US Trust, Class A1, 0.400%, 3/14/2016	11,955,758
18,769,548	[1,2]	Westlake Automobile Receivables Trust 2015-1, Class A1, 0.400%, 3/15/2016	18,769,547
10,228,822	[1,2]	Westlake Automobile Receivables Trust 2015-2, Class A1, 0.600%, 7/15/2016	10,228,822
		TOTAL	55,990,370
		Finance - Equipment—0.8%
18,597,666	[1,2]	Ascentium Equipment Receivables LLC 2015-1A, Class A1, 0.480%, 3/10/2016	18,597,666
16,749,627	[1,2]	Axis Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.520%, 4/20/2016	16,749,627
22,614,627	[1,2]	BCC Funding X LLC Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.800%, 6/20/2016	22,614,627
6,604,420	[1,2]	Leaf Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.500%, 5/16/2016	6,604,420
10,976,207	[1,2]	Navitas Equipment Receivables LLC 2015-1, Class A1, 0.550%, 4/15/2016	10,976,207
6,886,537	[1,2]	Volvo Financial Equipment LLC, Series 2015-1, Class A1, 0.350%, 3/15/2016	6,886,537
25,025,019	[1,2]	Wheels SPV 2 LLC, Series 2015-1, Class A1, 0.400%, 6/20/2016	25,025,019
		TOTAL	107,454,103
		Finance - Retail—1.5%
185,000,000	[1,2]	Fosse Master Issuer PLC 2015-1, Class A1, 0.368%, 1/18/2016	185,000,000
		TOTAL ASSET-BACKED SECURITIES	348,444,473
		BANK NOTE—2.0%
		Banking—2.0%
253,000,000		Bank of America N.A., 0.260% - 0.340%, 8/14/2015 - 12/1/2015	253,000,000
		TOTAL BANK NOTE	253,000,000
		CERTIFICATES OF DEPOSIT—22.2%
		Banking—22.2%
75,000,000		Bank of Nova Scotia, Toronto, 0.33%, 11/9/2015	75,000,000
635,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.27% - 0.32%, 8/6/2015 - 11/23/2015	635,000,000
525,000,000		BNP Paribas SA, 0.12% - 0.25%, 8/5/2015 - 8/13/2015	525,000,000
Annual Shareholder Report
2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Banking—continued
$160,000,000		Credit Agricole Corporate and Investment Bank, 0.28% - 0.32%, 9/3/2015 - 11/3/2015	$160,000,000
100,000,000		Credit Suisse, Zurich, 0.30%, 10/19/2015	100,000,000
344,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.25% - 0.30%, 8/4/2015 - 10/16/2015	344,000,000
180,000,000		Mizuho Bank Ltd., 0.30% - 0.36%, 9/3/2015 - 10/13/2015	179,903,419
415,000,000		Standard Chartered Bank plc, 0.27% - 0.35%, 8/27/2015 - 12/4/2015	415,000,000
424,000,000		Sumitomo Mitsui Banking Corp., 0.27% - 0.33%, 9/2/2015 - 12/2/2015	424,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,857,903,419
		COMMERCIAL PAPER—29.5%[3]
		Aerospace / Auto—0.1%
9,000,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.400%, 8/31/2015	8,997,000
8,100,000	[1,2]	ERAC USA Finance LLC, (GTD by Enterprise Holdings, Inc.), 0.450%, 9/4/2015	8,096,558
		TOTAL	17,093,558
		Banking—16.4%
325,000,000	[1,2]	Barclays US Funding LLC, 0.150%, 8/3/2015	324,997,292
5,900,000	[1,2]	Barton Capital LLC, 0.280%, 9/25/2015	5,897,476
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.351% - 0.421%, 10/22/2015 - 1/26/2016	39,948,919
90,000,000		HSBC USA, Inc., 0.310% - 0.406%, 8/19/2015 - 12/2/2015	89,936,900
296,000,000		ING (U.S.) Funding LLC, 0.270% - 0.280%, 8/11/2015 - 9/9/2015	295,938,528
150,000,000	[1,2]	JPMorgan Securities LLC, 0.401%, 9/29/2015 - 11/24/2015	149,839,444
500,000,000		Lloyds Bank plc, London, 0.120%, 8/6/2015	499,991,667
100,000,000	[1,2]	LMA-Americas LLC, 0.260%, 8/20/2015	99,986,278
100,000,000	[1,2]	Matchpoint Finance PLC, 0.300%, 10/15/2015 - 10/16/2015	99,937,083
100,000,000	[1,2]	Societe Generale, Paris, 0.280% - 0.290%, 9/1/2015 - 10/1/2015	99,963,792
120,000,000		Standard Chartered Bank plc, 0.280% - 0.340%, 9/18/2015 - 11/23/2015	119,920,033
275,000,000	[1,2]	Versailles Commercial Paper LLC, 0.270% - 0.300%, 9/3/2015 - 11/2/2015	274,917,400
		TOTAL	2,101,274,812
		Chemicals—1.6%
85,000,000	[1,2]	BASF SE, 0.280%, 10/1/2015	84,959,672
57,482,000	[1,2]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.350%, 8/18/2015 - 9/1/2015	57,465,694
63,850,000		PPG Industries, Inc., 0.430% - 0.450%, 8/5/2015 - 8/20/2015	63,839,084
		TOTAL	206,264,450
Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Container/Packaging—0.1%
$17,000,000	[1,2]	Bemis Co., Inc., 0.420% - 0.430%, 8/5/2015 - 8/17/2015	$16,997,104
		Electric Power—0.2%
20,500,000		Virginia Electric & Power Co., 0.380% - 0.400%, 8/5/2015 - 9/10/2015	20,494,804
		Electrical Equipment—0.5%
64,000,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.440% - 0.450%, 8/20/2015 - 8/27/2015	63,980,403
		Finance - Commercial—0.5%
60,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.270%, 8/27/2015	59,988,300
		Finance - Retail—9.4%
180,000,000		American Express Credit Corp., 0.411%, 10/19/2015	179,838,050
74,000,000	[1,2]	CAFCO, LLC, 0.290% - 0.451%, 10/13/2015 - 2/1/2016	73,914,310
175,000,000	[1,2]	Chariot Funding LLC, 0.281% - 0.421%, 8/28/2015 - 1/28/2016	174,833,417
175,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.271% - 0.421%, 8/14/2015 - 2/16/2016	174,814,715
605,000,000	[1,2]	Sheffield Receivables Company LLC, 0.360%, 10/21/2015 - 11/10/2015	604,438,300
		TOTAL	1,207,838,792
		Food & Beverage—0.1%
13,800,000	[1,2]	Agrium, Inc., 0.440%, 8/21/2015 - 8/27/2015	13,795,879
		Oil & Oil Finance—0.5%
62,525,000		Motiva Enterprises LLC, 0.400% - 0.440%, 8/3/2015 - 8/7/2015	62,522,054
		Telecommunications—0.1%
16,000,000	[1,2]	NBCUniversal Enterprise, Inc., (GTD by Comcast Corp.), 0.430%, 8/12/2015	15,997,898
		TOTAL COMMERCIAL PAPER	3,786,248,054
		CORPORATE BONDS—0.4%
		Banking—0.3%
9,600,000		Bank of America Corp., 3.700%, 9/1/2015	9,624,815
13,000,000		Bank of America Corp., 4.750%, 8/1/2015	13,000,000
11,115,000		Citigroup, Inc., 2.250%, 8/7/2015	11,117,963
2,425,000	[1,2]	ING Bank N.V., 2.000%, 9/25/2015	2,430,005
6,310,000		Wells Fargo & Co., 0.817%, 7/20/2016	6,333,806
		TOTAL	42,506,589
		Finance - Commercial—0.1%
5,000,000		General Electric Capital Corp., 4.375%, 9/21/2015	5,027,639
		TOTAL CORPORATE BONDS	47,534,228
Annual Shareholder Report
4

Principal Amount			Value
		MUNICIPALS—3.6%
		Banking—3.3%
$124,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), 0.220%, 12/31/2015	$124,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Preferred Shares (Series T0017), 0.220%, 12/31/2015	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), 0.120%, 12/31/2015	34,140,000
113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012), 0.220%, 12/31/2015	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015), 0.220%, 12/31/2015	20,000,000
36,915,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.110%, 8/3/2015	36,915,000
13,380,000	[1,2]	Puttable Floating Option Taxable Notes, P-Floats (Series TNP-1006), 0.400%, 8/3/2015	13,380,000
16,490,000	[1,2]	Puttable Floating Option Taxable Notes, P-Floats (Series TNP-1011), 0.400%, 8/3/2015	16,490,000
13,000,000		Yavapai County, AZ IDA - Recovery Zone Facility, Taxble (Series 2015), (Bank of Nova Scotia, Toronto LOC), 0.250%, 8/6/2015	13,000,000
		TOTAL	427,360,000
		Government Agency—0.1%
14,000,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3, 0.140%, 8/6/2015	14,000,000
		Municipal—0.2%
1,090,000		New Rochelle, NY, (2015 Series B), 1.500%, 3/4/2016	1,094,786
27,000,000		Ohio Water Development Authority, Fresh Water Series 2015-17, 0.384%, 5/1/2038	27,000,000
		TOTAL	28,094,786
		TOTAL MUNICIPALS	469,454,786
		NOTES-VARIABLE—22.7%[4]
		Aerospace / Auto—1.7%
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.425%, 8/27/2015	50,000,000
75,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.404%,10/6/2015	75,000,000
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.287%, 8/17/2015	25,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.294%, 10/29/2015	50,000,000
20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.299%, 10/15/2015	20,000,000
		TOTAL	220,000,000
		Banking—20.6%
35,000,000		Bank of Montreal, 0.297%, 8/11/2015	35,000,000
Annual Shareholder Report
5

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$50,000,000		Bank of Montreal, 0.317%, 8/12/2015	$50,000,000
90,000,000		Bank of Montreal, 0.338%, 8/18/2015	90,000,000
25,000,000		Bank of Montreal, 0.345%, 8/24/2015	25,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.288%, 8/7/2015	100,000,000
40,000,000	[1,2]	Barton Capital LLC, 0.289%, 11/10/2015	40,000,000
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.295%, 9/23/2015	5,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.324%, 10/28/2015	10,000,000
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.326%, 2/17/2016	15,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.333%, 3/18/2016	10,000,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.336%, 3/16/2016	20,000,000
13,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.385%, 4/22/2016	13,000,000
25,000,000		BMO Harris Bank, N.A., 0.325%, 8/24/2015	25,000,000
10,000,000		BNP Paribas SA, Sr. Unsecured, 0.586%, 8/7/2015	10,005,642
4,635,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.300%, 8/5/2015	4,635,000
21,600,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.240%, 8/6/2015	21,600,000
4,700,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.240%, 8/6/2015	4,700,000
52,525,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.160%, 8/6/2015	52,525,000
3,780,000		Green Knight EDC., Series 2004, (Fulton Bank, N.A. LOC), 1.000%, 8/6/2015	3,780,000
9,331,800		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.240%, 8/6/2015	9,331,800
160,000,000		HSBC Bank USA, N.A., 0.355%, 8/3/2015	160,000,000
15,000,000	[1,2]	JPMorgan Securities LLC, 0.387%, 2/16/2016	15,000,000
7,000,000		JPMorgan Securities LLC, 0.428%, 4/15/2016	7,000,000
50,000,000		JPMorgan Securities LLC, 0.449%, 4/22/2016	50,000,000
8,690,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/4/2015	8,690,000
7,000,000		Maryland State EDC, Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/4/2015	7,000,000
Annual Shareholder Report
6

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 0.170%, 8/6/2015	$5,375,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 0.130%, 8/6/2015	25,000,000
50,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 0.337%, 1/29/2016	50,000,000
10,000,000		National Bank of Canada, Montreal, 0.433%, 10/26/2015	10,001,977
120,000,000		Natixis, 0.309%, 8/10/2015	120,000,000
16,000,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.140%, 8/6/2015	16,000,000
14,835,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.220%, 8/6/2015	14,835,000
5,665,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.240%, 8/6/2015	5,665,000
100,000,000		Royal Bank of Canada, Montreal, 0.275%, 8/4/2015	100,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.278%, 8/19/2015	100,000,000
150,000,000		Royal Bank of Canada, Montreal, 0.307%, 8/10/2015	150,000,000
115,000,000		Royal Bank of Canada, Montreal, 0.307%, 8/12/2015	115,000,000
8,600,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.240%, 8/6/2015	8,600,000
10,000,000		State Street Bank and Trust Co., 0.334%, 10/1/2015	10,000,000
30,000,000		State Street Bank and Trust Co., 0.386%, 8/14/2015	30,000,000
70,000,000		Sumitomo Mitsui Banking Corp., 0.286%, 8/17/2015	70,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 0.289%, 8/10/2015	100,000,000
150,000,000		Toronto Dominion Bank, 0.275%, 8/4/2015	150,000,000
15,000,000		Toronto Dominion Bank, 0.278%, 8/18/2015	15,000,000
70,000,000		Toronto Dominion Bank, 0.278%, 8/4/2015	70,000,000
125,000,000		Toronto Dominion Bank, 0.338%, 8/4/2015	125,000,000
40,000,000		Toronto Dominion Bank, 0.357%, 8/12/2015	40,000,000
40,000,000		Toronto Dominion Bank, Sr. Unsecured, 0.456%, 10/13/2015	40,013,896
36,000,000		U.S. Bank, N.A., 0.344%, 10/1/2015	36,001,916
75,000,000		Wells Fargo Bank, N.A., 0.313%, 9/17/2015	75,000,000
364,580,000		Wells Fargo Bank, N.A., 0.421%, 9/22/2015	364,580,000
2,685,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.150%, 8/6/2015	2,685,000
		TOTAL	2,641,025,231
		Finance - Commercial—0.3%
15,000,000		General Electric Capital Corp., Sr. Unsecured, 0.481%, 9/21/2015	15,021,093
3,390,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.130%, 8/6/2015	3,390,000
21,225,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.250%, 8/6/2015	21,225,000
Annual Shareholder Report
7

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Finance - Commercial—continued
$3,880,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.250%, 8/6/2015	$3,880,000
		TOTAL	43,516,093
		Government Agency—0.1%
600,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.350%, 8/6/2015	600,000
10,057,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 0.140%, 8/6/2015	10,057,000
		TOTAL	10,657,000
		TOTAL NOTES-VARIABLE	2,915,198,324
		OTHER REPURCHASE AGREEMENTS—7.4%
50,000,000		Barclays Capital, Inc., 0.83%, 10/2/2015 interest in a $50,000,000 collateralized loan agreement, dated 6/24/2015, will repurchase securities provided as collateral for $50,115,278, in which collateralized mortgage obligations securities with a market value of $51,038,618 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
9,000,000		BNP Paribas Securities Corp., 0.18%, 8/3/2015, interest in a $49,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $49,000,735, in which asset-backed securities, collateralized mortgage obligations, municipal bonds and U.S. Government Agency securities with a market value of $49,980,750 have been received as received as collateral and held with BNY Mellon as tri-party agent.	9,000,000
305,000,000		Citigroup Global Markets, Inc., 0.53% - 0.79%, 8/3/2015 - 9/8/2015, interest in a $305,000,000 collateralized loan agreement, dated 7/10/2015 - 7/31/2015, will repurchase securities provided as collateral for $305,232,000, in which asset-backed securities, collateralized mortgage obligations, convertible preferred stock and common stock with a market value of $311,198,307 have been received as collateral and held with BNY Mellon as tri-party agent.	305,000,000
125,000,000		Credit Suisse Securities (USA) LLC, 0.63% - 0.78%, 8/3/2015 - 9/18/2015, interest in a $125,000,000 collateralized loan agreement, dated 6/4/2015 - 6/22/2015, will repurchase securities provided as collateral for $125,152,667, in which collateralized mortgage obligations with a market value of $127,625,623 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
328,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.38% - 0.73%, 8/3/2015 - 7/26/2016, interest in a $395,000,000 collateralized loan agreement, dated 7/27/2015 - 7/31/2015, will repurchase securities provided as collateral for $395,693,583, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $402,924,402 have been received as collateral and held as collateral and held with BNY Mellon as tri-party agent.	328,000,000
Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
$130,000,000	Wells Fargo Securities LLC, 0.45%, 10/15/2015, interest in a $130,000,000 collateralized loan agreement, dated 7/15/2015, will repurchase securities provided as collateral for $130,149,500, in which common stock and unit investment trusts with a market value of $132,631,495 have been received as collateral and held with BNY Mellon as tri-party agent.	$130,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	947,000,000
	REPURCHASE AGREEMENTS—9.7%
1,245,000,000	Interest in $2,350,000,000 joint repurchase agreement, 0.15% dated 7/31/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $2,350,029,375 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $2,397,030,035.	1,245,000,000
	TOTAL REPURCHASE AGREEMENTS	1,245,000,000
	TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[5]	12,869,783,284
	OTHER ASSETS AND LIABILITIES—(0.2)%[6]	(22,546,682)
	TOTAL NET ASSETS—100%	$12,847,236,602
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.2% of the Fund's portfolio as calculated based upon total market value (unaudited).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $3,418,647,850, which represented 26.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $3,418,647,850, which represented 26.6% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets a July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report
9

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments in the Fund are valued at amortized cost which is considered a Level 2 input in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.27%[4]	0.25%[4]	0.32%	0.40%	0.39%[4]
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	1.05%	1.07%	0.99%	0.93%	0.93%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,847,237	$11,591,418	$11,918,210	$10,720,892	$10,912,831
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.27%, 0.25% and 0.39% for the years ended July 31, 2015, 2014 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investments in securities	$10,677,783,284
Investments in other repurchase agreements and repurchase agreements	2,192,000,000
Total investment in securities, at amortized cost and fair value		$12,869,783,284
Cash		802,720
Income receivable		2,921,705
Receivable for shares sold		289
TOTAL ASSETS		12,873,507,998
Liabilities:
Payable for investments purchased	24,943,125
Payable for shares redeemed	77,738
Payable for investment adviser fee (Note 5)	29,497
Accrued expenses (Note 5)	1,221,036
TOTAL LIABILITIES		26,271,396
Net assets for 12,847,192,998 shares outstanding		$12,847,236,602
Net Assets Consists of:
Paid-in capital		$12,847,180,441
Accumulated net realized gain on investments		56,161
TOTAL NET ASSETS		$12,847,236,602
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$12,847,236,602 ÷ 12,847,192,998 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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12

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$32,221,740
Expenses:
Investment adviser fee (Note 5)		$36,253,407
Administrative fee (Note 5)		9,457,052
Custodian fees		333,813
Transfer agent fees		12,145,677
Directors'/Trustees' fees (Note 5)		84,729
Auditing fees		22,650
Legal fees		9,025
Distribution services fee (Note 5)		66,464,579
Other service fees (Note 2)		30,211,172
Portfolio accounting fees		175,431
Share registration costs		3,124,030
Printing and postage		847,001
Miscellaneous (Note 5)		62,363
TOTAL EXPENSES		159,190,929
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(30,304,146)
Waivers of other operating expenses (Notes 2 and 5)	(96,662,996)
Reduction of custodian fees (Note 6)	(2,047)
TOTAL WAIVERS AND REDUCTION		(126,969,189)
Net expenses			32,221,740
Net investment income			—
Net realized gain on investments			57,700
Change in net assets resulting from operations			$57,700
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	57,700	58,645
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	57,700	58,645
Distributions to Shareholders:
Distributions from net realized gain on investments	(48,569)	(22,370)
Share Transactions:
Proceeds from sale of shares	5,646,699,307	3,951,184,967
Net asset value of shares issued to shareholders in payment of distributions declared	47,528	21,634
Cost of shares redeemed	(4,390,937,198)	(4,278,034,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,255,809,637	(326,828,167)
Change in net assets	1,255,818,768	(326,791,892)
Net Assets:
Beginning of period	11,591,417,834	11,918,209,726
End of period	$12,847,236,602	$11,591,417,834
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, unaffiliated third-party financial intermediaries waived the entire $30,211,172 of other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2015	2014
Shares sold	5,646,699,307	3,951,184,967
Shares issued to shareholders in payment of distributions declared	47,528	21,634
Shares redeemed	(4,390,937,198)	(4,278,034,768)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,255,809,637	(326,828,167)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary Income[1]	$48,569	$22,370
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$56,160
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived $30,304,146 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to
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waive any portion of its fee. For the year ended July 31, 2015, FSC waived $66,451,824 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2015, FSC retained $12,755 of fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $43,025,000 and $113,800,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2015, the Fund's expenses were reduced by $2,047 under these arrangements.
7. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
10. Regulatory Matters
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
11. SUBSEQUENT EVENts
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Effective September 30, 2015, the Adviser has agreed to contractually reduce the management fee from 0.30% to 0.20% of the Fund's average daily net assets. There is no change to the Expense Limitation as presented in footnote 5 of this Annual Report under the heading Expense Limitation.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
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20

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND:
We have audited the accompanying statement of assets and liabilities of Federated Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.39
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.41	$1.40
1	Expenses are equal to the Fund's annualized net expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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23

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
24

At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Officer since: August 2006 Portfolio Manager since: December 2009	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since December 2009. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Mark F. Weiss Birth Date: January 8, 1972 Vice President Officer since: June 2012 Portfolio Manager since: September 2011	Principal Occupations: Mark F. Weiss has been the Fund's Portfolio Manager since September 2011. He is Vice President of the Trust with respect to the Fund. Mr. Weiss joined Federated in 1994 and has been a Vice President of the Fund's Adviser and a Senior Investment Analyst since January 2007. He is responsible for portfolio management and investment research in the fixed-income area concentrating on taxable money market instruments. Mr. Weiss has received the Chartered Financial Analyst designation and holds a B.A. and M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Capital Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is September 30, 2015.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
A	GRAXX
B	GRBXX
C	GRCXX
F	GRGXX
P	GRFXX

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	46.6%
Repurchase Agreements	53.1%
U.S. Treasury Securities	0.8%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	57.0%
8-30 Days	16.3%
31-90 Days	13.8%
91-180 Days	4.8%
181 Days or more	8.6%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		GOVERNMENT AGENCIES—46.6%
$245,500,000	[1]	Federal Farm Credit System Discount Notes, 0.09%—0.33%, 9/1/2015 - 5/23/2016	$245,190,780
1,028,070,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.136%—0.283%, 8/1/2015 - 8/30/2015	1,028,213,647
11,826,000		Federal Farm Credit System, 0.42%—6.03%, 3/21/2016 - 6/24/2016	11,892,418
1,237,699,000	[1]	Federal Home Loan Bank System Discount Notes, 0.06%—0.22%, 8/3/2015 - 1/27/2016	1,237,478,857
823,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.136%—0.211%, 8/3/2015 - 10/27/2015	823,220,963
1,326,435,000		Federal Home Loan Bank System, 0.125%—0.41%, 8/21/2015 - 7/13/2016	1,326,370,904
98,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.14%, 9/17/2015 - 10/30/2015	97,979,412
337,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.167%—0.192%, 8/12/2015 - 8/16/2015	336,949,030
16,835,000		Federal Home Loan Mortgage Corp., 0.375%—0.40%, 3/30/2016 - 5/27/2016	16,842,443
345,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.13%—0.185%, 9/1/2015 - 12/1/2015	344,933,454
40,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.158%—0.181%, 8/5/2015 - 8/21/2015	40,001,568
91,020,000		Federal National Mortgage Association, 0.375%—5.00%, 10/15/2015 - 3/30/2016	92,711,773
83,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.059%, 8/25/2015	82,996,735
		TOTAL GOVERNMENT AGENCIES	5,684,781,984
		U.S. TREASURY—0.8%
100,000,000		United States Treasury Notes, 1.375%, 11/30/2015	100,385,846
		REPURCHASE AGREEMENTS—53.1%
1,800,000,000		Repurchase agreement, 0.15% dated 7/31/2015 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $1,800,022,500 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/20/2045 and the market value of those underlying securities was $1,840,461,588.	1,800,000,000
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2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$500,000,000	[3]	Repurchase agreement, 0.08% dated 7/20/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,033,333 on 8/19/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $510,015,920.	$500,000,000
500,000,000	[3]	Repurchase agreement, 0.09% dated 7/22/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,037,500 on 8/21/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $510,015,304.	500,000,000
300,000,000		Repurchase agreement, 0.12% dated 7/30/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $300,007,000 on 8/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $306,004,108.	300,000,000
500,000,000		Repurchase agreement, 0.13% dated 7/30/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,012,639 on 8/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $510,077,367.	500,000,000
100,000,000		Repurchase agreement, 0.15% dated 7/31/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,001,250 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $102,001,370.	100,000,000
1,105,000,000		Interest in $2,350,000,000 joint repurchase agreement, 0.15% dated 7/31/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $2,350,029,375 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $2,397,030,035.	1,105,000,000
100,000,000		Repurchase agreement, 0.16% dated 7/31/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $100,001,333 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 7/1/2045 and the market value of those underlying securities was $102,082,820.	100,000,000
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3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$132,000,000		Repurchase agreement, 0.16% dated 7/31/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $132,001,760 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 7/1/2045 and the market value of those underlying securities was $136,641,795.	$132,000,000
250,000,000		Repurchase agreement, 0.13% dated 7/29/2015 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $250,006,319 on 8/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 5/15/2043 and the market value of those underlying securities was $255,123,791.	250,000,000
750,000,000		Repurchase agreement, 0.16% dated 7/31/2015 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,010,000 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/20/2061 and the market value of those underlying securities was $765,569,271.	750,000,000
88,074,000		Interest in $250,000,000 joint repurchase agreement, 0.14% dated 7/31/2015 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $250,002,917 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $255,003,037.	88,074,000
200,000,000		Repurchase agreement, 0.16% dated 7/31/2015 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $200,002,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $204,002,756.	200,000,000
100,000,000	[3]	Repurchase agreement, 0.13% dated 5/13/2015 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $100,033,222 on 8/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $102,030,245.	100,000,000
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4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement, 0.16% dated 7/31/2015 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,000,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $51,308,005.	$50,000,000
	TOTAL REPURCHASE AGREEMENTS	6,475,074,000
	TOTAL INVESTMENTS—100.5% (AT AMORTIZED COST)[4]	12,260,241,830
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(65,850,042)
	TOTAL NET ASSETS—100%	$12,194,391,788
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	—
Net realized gain on investments	—
TOTAL FROM INVESTMENT OPERATIONS	—
Net Asset Value, End of Period	$1.00
Total Return[2]	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%[3]
Net investment income	0.00%[3]
Expense waiver/reimbursement[4]	0.86%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$218
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout the Period)
Period Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	—
Net realized gain on investments	—
TOTAL FROM INVESTMENT OPERATIONS	—
Net Asset Value, End of Period	$1.00
Total Return[2]	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%[3]
Net investment income	0.00%[3]
Expense waiver/reimbursement[4]	1.16%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$18
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout the Period)
Year Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	—
Net realized gain on investments	—
TOTAL FROM INVESTMENT OPERATIONS	—
Net Asset Value, End of Period	$1.00
Total Return[2]	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%[3]
Net investment income	0.00%[3]
Expense waiver/reimbursement[4]	1.16%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout the Period)
Year Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	—
Net realized gain on investments	—
TOTAL FROM INVESTMENT OPERATIONS	—
Net Asset Value, End of Period	$1.00
Total Return[2]	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%[3]
Net investment income	0.00%[3]
Expense waiver/reimbursement[4]	0.86%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class P Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.11%[5]	0.10%[5]	0.18%	0.17%	0.21%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	1.18%	1.20%	1.12%	1.12%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,194,155	$11,135,915	$12,026,528	$11,201,045	$10,917,384
1	Effective July 20, 2015, the Fund's original shares were redesignated as Class P Shares.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11% and 0.10% for the years ended July 31, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investments in securities	$5,785,167,830
Investments in repurchase agreements	6,475,074,000
Total investment in securities, at amortized cost and fair value		$12,260,241,830
Cash		1,222,698
Income receivable		2,656,272
TOTAL ASSETS		12,264,120,800
Liabilities:
Payable for investments purchased	68,489,467
Payable to adviser (Note 5)	18,557
Accrued expenses (Note 5)	1,220,988
TOTAL LIABILITIES		69,729,012
Net assets for 12,194,390,604 shares outstanding		$12,194,391,788
Net Assets Consists of:
Paid-in capital		$12,194,389,476
Accumulated net realized gain on investments		2,312
TOTAL NET ASSETS		$12,194,391,788
Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Assets Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$218,142 ÷ 218,142 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$18,159 ÷ 18,159 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00) [1]	$0.95
Class C Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00) [1]	$0.99
Class F Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00) [1]	$0.99
Class P Shares:
$12,194,155,287 ÷ 12,194,154,103 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
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12

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$13,559,316
Expenses:
Investment adviser fee (Note 5)		$35,055,634
Administrative fee (Note 5)		9,247,251
Custodian fees		323,305
Transfer agent fees		11,876,240
Directors'/Trustees' fees (Note 5)		83,546
Auditing fees		22,650
Legal fees		8,979
Distribution services fee (Note 5)		64,989,257
Other service fees (Note 2)		29,480,536
Portfolio accounting fees		175,493
Share registration costs		374,404
Printing and postage		997,524
Miscellaneous (Note 5)		62,468
TOTAL EXPENSES		152,697,287
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(34,593,630)
Waivers and reimbursement of other operating expenses (Notes 2 and 5)	(104,540,280)
Reduction of custodian fees (Note 6)	(4,061)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(139,137,971)
Net expenses			13,559,316
Net investment income			—
Net realized gain on investments			5,538
Change in net assets resulting from operations			$5,538
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	5,538	276
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,538	276
Distributions to Shareholders:
Distributions from net realized gain on investments
Class P Shares[1]	(3,226)	(1,491)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,226)	(1,491)
Share Transactions:
Proceeds from sale of shares	7,350,377,012	4,366,641,007
Net asset value of shares issued to shareholders in payment of distributions declared	3,161	1,454
Cost of shares redeemed	(6,291,905,812)	(5,257,253,736)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,058,474,361	(890,611,275)
Change in net assets	1,058,476,673	(890,612,490)
Net Assets:
Beginning of period	11,135,915,115	12,026,527,605
End of period	$12,194,391,788	$11,135,915,115
1	Effective July 20, 2015, the Fund's original shares were redesignated as Class P Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective July 20, 2015, the Fund began offering Class A Shares, Class B Shares, Class C Shares and Class F Shares and the Fund's original shares were redesignated as Class P Shares.
The Board of Trustees (the “Trustees”) have approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which the Fund will acquire all or substantially all of the assets of the Federated Liberty U.S. Government Money Market Trust, another fund of the Trust, in complete liquidation and termination of Federated Liberty U.S. Government Money Market Trust. Pending submission of proxy materials to shareholders of Federated Liberty U.S. Government Money Market Trust, a special meeting of the shareholders is proposed to be held on or about December 1, 2015, to approve or disapprove the proposed Reorganization.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including
Annual Shareholder Report
15

key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
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16

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares may bear distribution services fees, other services fees and transfer agent fees unique to those classes. For the year ended July 31, 2015, transfer agent fees for the fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class P Shares	$11,876,240	$(8,827,721)
Dividends are declared separately for each class. No class has preferential dividends rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2015, other services fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$6	$(6)
Class P Shares	29,480,530	(29,480,530)
TOTAL	$29,480,536	$(29,480,536)
For the year ended July 31, 2015, Class B Shares, Class C Shares and Class F Shares incurred other service fees less than $1.00.
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17

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activities:
Period Ended July 31	2015[1]		2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	218,142	$218,142	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	218,142	$218,142	—	$—

Period Ended July 31	2015[1]		2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	18,159	$18,159	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	18,159	$18,159	—	$—

Period Ended July 31	2015[1]		2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	100	$100	—	$—

Period Ended July 31	2015[1]		2014
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	100	$100	—	$—
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19

Year Ended July 31	2015		2014
Class P Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	7,350,140,511	$7,350,140,511	4,366,641,007	$4,366,641,007
Shares issued to shareholders in payment of distributions declared	3,161	3,161	1,454	1,454
Shares redeemed	(6,291,905,812)	(6,291,905,812)	(5,257,253,736)	(5,257,253,736)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	1,058,237,860	$1,058,237,860	(890,611,275)	$(890,611,275)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,058,474,361	$1,058,474,361	(890,611,275)	$(890,611,275)
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Effective July 20, 2015, the Fund's original shares were redesignated as Class P Shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary Income[1]	$3,226	$1,491
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$2,312
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to July 20, 2015, the annual advisory fee was 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2015, the Adviser voluntarily waived $34,593,630 of its fee and voluntarily reimbursed $1,242,776 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$10	$(10)
Class P Shares	64,989,247	(64,989,237)
TOTAL	$64,989,257	$(64,989,247)
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For the year ended July 31, 2015, the Fund's Class B Shares, Class C Shares and Class F Shares incurred a distribution services fee less than $1.00. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2016 (October 1, 2016, with respect to P Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $96,998,261.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2015, the Fund's expenses were reduced by $4,061 under these arrangements.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
9. Regulatory Matters
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. SUBSEQUENT EVENT
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report
23

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated government reserves fund:
We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,000.00	$0.05[2]
Class B Shares	$1,000.00	$1,000.00	$0.05[3]
Class C Shares	$1,000.00	$1,000.00	$0.05[4]
Class F Shares	$1,000.00	$1,000.00	$0.05[5]
Class P Shares[6]	$1,000.00	$1,000.00	$0.64[7]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,024.05	$0.75[2]
Class B Shares	$1,000.00	$1,024.05	$0.75[3]
Class C Shares	$1,000.00	$1,024.05	$0.75[4]
Class F Shares	$1,000.00	$1,024.05	$0.75[5]
Class P Shares[6]	$1,000.00	$1,024.15	$0.65[7]
1	“Actual” expense information for the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares is for the period from July 20, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period from initial investment to July 31, 2015). “Actual” expense information for the Fund's Class P Shares is equal to the Fund's annualized net expense ratio for Class P, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). “Hypothetical” expense information for Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.15%
Class B Shares	0.15%
Class C Shares	0.15%
Class F Shares	0.15%
Class P Shares	0.13%
2	Actual expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 11/365 (to reflect expenses paid as if they had been in effect throughout the period from initial investment to July 31, 2015) would be $0.26. Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.36.
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3	Actual expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 11/365 (to reflect expenses paid as if they had been in effect throughout the period from initial investment to July 31, 2015) would be $0.38. Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.36.
4	Actual expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 11/365 (to reflect expenses paid as if they had been in effect throughout the period from initial investment to July 31, 2015) would be $0.38. Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.36.
5	Actual expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 11/365 (to reflect expenses paid as if they had been in effect throughout the period from initial investment to July 31, 2015) would be $0.26. Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.36.
6	Effective July 20, 2015, the Funds original shares were redesignated as Class P Shares.
7	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class P Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
Annual Shareholder Report
27

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
28

At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
29

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2009	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2009. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: December 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since December 2004. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
35

Evaluation and Approval of Advisory Contract–May 2015
Federated Government Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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36

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is July 14, 2015.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Notes
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Notes
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Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
33543 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Ticker	FMTXX

Federated Master Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	28.3%
Bank Instruments	27.3%
Variable Rate Instruments	20.3%
Other Repurchase Agreements and Repurchase Agreements	24.1%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.8%[5]
8-30 Days	18.0%
31-90 Days	38.3%
91-180 Days	12.9%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include an asset-backed security, a bank note, commercial paper, corporate bonds and corporate notes with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 20.0% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		ASSET-BACKED SECURITY—0.5%
		Finance - Equipment—0.5%
$491,896	[1,2]	Volvo Financial Equipment LLC, Series 2015-1, Class A1, 0.350%, 3/15/2016	$491,895
		BANK NOTE—2.1%
		Finance - Banking—2.1%
2,000,000		Bank of America N.A., 0.340%, 12/1/2015	2,000,000
		CERTIFICATES OF DEPOSIT—27.3%
		Finance - Banking—27.3%
4,000,000		ABN Amro Bank NV, 0.320% - 0.340%, 9/15/2015 - 10/13/2015	3,997,823
1,500,000		BNP Paribas SA, 0.250%, 8/13/2015	1,500,000
4,000,000		Bank of Nova Scotia, Toronto, 0.330% - 0.340%, 11/9/2015 - 11/24/2015	4,000,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280% - 0.320%, 9/8/2015 - 11/16/2015	5,000,000
3,000,000		Credit Suisse, Zurich, 0.300%, 10/19/2015	3,000,000
3,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.260% - 0.300%, 8/10/2015 - 10/19/2015	3,000,000
2,000,000		Mizuho Bank Ltd., 0.300%, 9/3/2015	1,999,450
1,000,000		Standard Chartered Bank PLC, 0.320%, 11/12/2015	1,000,000
2,900,000		Sumitomo Mitsui Banking Corp., 0.290% - 0.300%, 10/2/2015 - 10/20/2015	2,900,000
		TOTAL CERTIFICATES OF DEPOSIT	26,397,273
		COMMERCIAL PAPER—20.5%[3]
		Finance - Banking—10.2%
500,000		HSBC USA, Inc., 0.310%, 8/19/2015	499,922
1,500,000		ING (U.S.) Funding LLC, 0.280%, 9/9/2015	1,499,545
2,000,000	[1,2]	J.P. Morgan Securities LLC, 0.401%, 9/29/2015	1,998,689
1,000,000		J.P. Morgan Securities LLC, 0.428%, 4/15/2016	1,000,000
2,900,000	[1,2]	LMA-Americas LLC, 0.260% - 0.280%, 8/20/2015 - 9/18/2015	2,899,130
2,000,000		Standard Chartered Bank PLC, 0.280%, 9/18/2015	1,999,253
		TOTAL	9,896,539
		Finance - Commercial—4.1%
2,000,000	[1,2]	Alpine Securitization Corp., 0.290%, 10/21/2015	1,998,695
2,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.270%, 8/12/2015	1,999,835
		TOTAL	3,998,530
		Finance - Retail—6.2%
1,000,000	[1,2]	CAFCO, LLC, 0.290%, 10/13/2015	999,412
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Retail—continued
$5,000,000	[1,2]	Sheffield Receivables Company LLC, 0.360%, 10/21/2015 - 11/5/2015	$4,995,780
		TOTAL	5,995,192
		TOTAL COMMERCIAL PAPER	19,890,261
		CORPORATE BONDS—2.2%
		Finance - Banking—1.2%
700,000		Bank of America Corp., 1.500%, 10/9/2015	701,016
459,000		Citigroup, Inc., 2.250%, 8/7/2015	459,116
		TOTAL	1,160,132
		Finance - Commercial—1.0%
1,000,000		General Electric Capital Corp., 2.250%, 11/9/2015	1,005,033
		TOTAL CORPORATE BONDS	2,165,165
		CORPORATE NOTES—3.0%
		Finance - Automotive—0.4%
400,000	[1,2]	American Honda Finance Corp., 1.000%, 8/11/2015	400,068
		Finance - Banking—2.6%
2,500,000		Canadian Imperial Bank of Commerce, 2.350%, 12/11/2015	2,517,334
		TOTAL CORPORATE NOTES	2,917,402
		NOTES - VARIABLE—20.3%[4]
		Aerospace/Auto—6.7%
1,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.404%, 10/6/2015	1,000,000
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.425%, 8/27/2015	2,000,000
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.287%, 8/17/2015	2,000,000
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.294%, 10/29/2015	1,000,000
500,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.299%, 10/15/2015	500,000
		TOTAL	6,500,000
		Finance - Banking—10.5%
1,000,000		Bank of Montreal, 0.317%, 8/12/2015	1,000,000
1,000,000		HSBC Bank USA, N.A., 0.349%, 8/10/2015	1,000,000
1,115,000		JPMorgan Chase & Co., 0.949%, 8/26/2015	1,115,980
1,000,000		Royal Bank of Canada, Montreal, 0.305%, 8/24/2015	1,000,000
1,000,000		Royal Bank of Canada, Montreal, 0.333%, 10/9/2015	1,000,000
2,000,000		Sumitomo Mitsui Banking Corp., 0.287%, 8/3/2015	2,000,001
1,000,000		Toronto Dominion Bank, 0.278%, 8/18/2015	1,000,000
1,000,000		Toronto Dominion Bank, 0.338%, 8/6/2015	1,000,000
Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$1,000,000		Wells Fargo Bank, N.A., 0.313%, 9/17/2015	$1,000,000
		TOTAL	10,115,981
		Finance - Retail—1.0%
1,000,000	[1,2]	Barton Capital LLC, 0.288%, 8/5/2015	1,000,000
		Government Agency—2.1%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 8/6/2015	2,000,000
		TOTAL NOTES—VARIABLE	19,615,981
		OTHER REPURCHASE AGREEMENTS—5.7%
		Finance - Banking—5.7%
500,000		Citigroup Global Markets, Inc., 0.588%, 8/3/2015, interest in a $75,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $75,003,625, in which asset-backed securities and collateralized mortgage obligations with a market value of $76,503,698 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000
1,000,000		HSBC Securities (USA), Inc., 0.284%, 8/3/2015, interest in a $170,000,000 collateralized loan agreement dated 7/31/2015, will repurchase securities provided as collateral for $170,003,967, in which corporate bonds and medium-term notes with a market value of $173,400,217 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
1,000,000		JPMorgan Securities LLC, 0.365%, 9/30/2015, interest in a $250,000,000 collateralized loan agreement dated 7/1/2015, will repurchase securities provided as collateral for $250,227,500, in which asset-backed securities with a market value of $255,076,814 have been received as collateral and held with JPMorgan Chase as tri-party agent.	1,000,000
1,000,000		RBC Capital Markets, LLC, 0.314%, 9/9/2015, interest in a $300,000,000 collateralized loan agreement dated 6/11/2015, will repurchase securities provided as collateral for $300,232,500, in which corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $306,139,655 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
2,000,000		Wells Fargo Securities LLC, 0.456%, 10/19/2015, interest in a $200,000,000 collateralized loan agreement dated 7/20/2015, will repurchase securities provided as collateral for $200,227,500, in which collateralized mortgage obligations with a market value of $204,035,700 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	5,500,000
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4

Principal Amount		Value
	REPURCHASE AGREEMENT—18.4%
$17,863,000	Interest in $2,300,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,030,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,356,293,189.	$17,863,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	96,840,977
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,420
	TOTAL NET ASSETS—100%	$96,842,397
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $16,783,504, which represented 17.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $16,783,504, which represented 17.3% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%	0.00%	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.25%	0.23%	0.30%	0.38%	0.37%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	0.42%	0.42%	0.35%	0.34%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$96,842	$129,315	$108,653	$94,546	$108,861
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investment in repurchase and other repurchase agreements	$23,363,000
Investment in securities	73,477,977
Total investment in securities, at amortized cost and fair value		$96,840,977
Cash		1,703
Income receivable		40,769
Receivable for shares sold		1,136
TOTAL ASSETS		96,884,585
Liabilities:
Payable to adviser (Note 5)	638
Payable for custodian fees	4,923
Payable for transfer agent fee	1,671
Payable for legal fees	1,364
Payable for portfolio accounting fees	7,555
Payable for share registration costs	25,291
Accrued expenses (Note 5)	746
TOTAL LIABILITIES		42,188
Net assets for 96,832,267 shares outstanding		$96,842,397
Net Assets Consist of:
Paid-in capital		$96,841,832
Accumulated net realized gain on investments		565
TOTAL NET ASSETS		$96,842,397
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$96,842,397 ÷ 96,832,267 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$268,484
Expenses:
Investment adviser fee (Note 5)		$437,133
Administrative fee (Note 5)		85,525
Custodian fees		18,931
Transfer agent fee		7,679
Directors'/Trustees' fees (Note 5)		911
Auditing fees		20,600
Legal fees		8,999
Portfolio accounting fees		48,101
Share registration costs		67,049
Printing and postage		22,482
Miscellaneous (Note 5)		5,349
TOTAL EXPENSES		722,759
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(437,133)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(17,142)
TOTAL WAIVERS AND REIMBURSEMENT		(454,275)
Net expenses			268,484
Net investment income			—
Net realized gain on investments			566
Change in net assets resulting from operations			$566
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	566	396
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	566	396
Distributions to Shareholders:
Distributions from net realized gain on investments	(196)	(347)
Share Transactions:
Proceeds from sale of shares	322,912,505	391,188,457
Net asset value of shares issued to shareholders in payment of distributions declared	84	170
Cost of shares redeemed	(355,385,501)	(370,526,658)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(32,472,912)	20,661,969
Change in net assets	(32,472,542)	20,662,018
Net Assets:
Beginning of period	129,314,939	108,652,921
End of period	$96,842,397	$129,314,939
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
Annual Shareholder Report
10

agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. For the year ended July 31, 2015, unaffiliated third parties waived $400 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the fund for other service fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2015, the Fund did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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11

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2015	2014
Shares sold	322,912,505	391,188,457
Shares issued to shareholders in payment of distributions declared	84	170
Shares redeemed	(355,385,501)	(370,526,658)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(32,472,912)	20,661,969
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12

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$196	$347
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$565
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this additional waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2015, the Adviser waived its entire fee of $437,133 and reimbursed $16,742 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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13

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
Annual Shareholder Report
14

9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. SUBSEQUENT EVENTS
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in the Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Effective September 30, 2015, the Adviser has agreed to contractually reduce its investment advisory fee from 0.40% to 0.20% of the Fund's average daily net assets. There is no change to the fee waiver limitation as presented in Note 5 under Investment Adviser Fee.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report
15

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF money market obligations trust AND SHAREHOLDERS OF federated master trust:
We have audited the accompanying statement of assets and liabilities of Federated Master Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Master Trust, a portfolio of Money Market Obligations Trust, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
Annual Shareholder Report
16

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.51	$1.30
1	Expenses are equal to the Fund's annualized net expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
Annual Shareholder Report
17

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
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At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Officer since: August 2006 Portfolio Manager since: July 2003	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2015
Federated Master Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
Annual Shareholder Report
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At the Board meeting in May 2015, Federated proposed and the Board approved a 0.20% reduction in the stated gross investment advisory fee from 0.40% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is September 30, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
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30

The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N740
28846 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Ticker	MUTXX

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.0%
Municipal Notes	13.5%
Commercial Paper	0.4%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.6%
8-30 Days	2.0%
31-90 Days	1.1%
91-180 Days	3.7%
181 Days or more	7.5%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Alabama—3.1%
$13,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.080%, 8/7/2015	$13,000,000
6,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.070%, 8/7/2015	6,000,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 8/7/2015	4,175,000
		TOTAL	23,175,000
		Arizona—0.7%
5,000,000	[3,4]	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (AGM INS)/(Credit Suisse, Zurich LIQ), 0.180%, 8/7/2015	5,000,000
		California—7.4%
29,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (DBE-1389) Weekly VRDNs (California State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.160%, 8/7/2015	29,000,000
13,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs (Royal Bank of Canada, Montreal, LIQ), 0.100%, 8/7/2015	13,000,000
9,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5) Weekly VRDPs (Citibank NA, New York LIQ), 0.090%, 8/7/2015	9,000,000
3,700,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 6) Weekly VRDPs (Citibank NA, New York LIQ), 0.090%, 8/7/2015	3,700,000
		TOTAL	54,700,000
		Colorado—3.2%
1,835,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 8/7/2015	1,835,000
2,090,000		Colorado HFA, (Series 2004A) Weekly VRDNs (Popiel Properties LLC)/(UMB Bank, N.A. LOC), 0.200%, 8/7/2015	2,090,000
2,280,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Monaco I, LLC)/(UMB Bank, N.A. LOC), 0.200%, 8/7/2015	2,280,000
17,500,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.170%, 8/7/2015	17,500,000
		TOTAL	23,705,000
		Connecticut—0.5%
4,000,000		Putnam, CT, 0.750% BANs, 11/18/2015	4,004,111
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—3.3%
$150,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.040%, 8/7/2015	$150,000
3,540,000		Collier County, FL IDA, (Series 2006) Weekly VRDNs (Allete, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 8/7/2015	3,540,000
5,000,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.040%, 8/7/2015	5,000,000
10,000,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.120%, 8/7/2015	10,000,000
750,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 8/7/2015	750,000
200,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 8/7/2015	200,000
4,660,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 8/7/2015	4,660,000
		TOTAL	24,300,000
		Georgia—3.6%
26,900,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.050%, 8/7/2015	26,900,000
		Hawaii—0.4%
3,000,000		Hawaii State Department of Budget & Finance, (Queen's Health Systems), (2015 Series B), 0.260%, 2/26/2016	3,000,000
		Idaho—1.4%
10,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/7/2015	10,000,000
		Illinois—8.6%
5,000,000	[3,4]	Chicago, IL O'Hare International Airport, Spears (DBE-1056X) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.270%, 8/7/2015	5,000,000
19,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.050%, 8/7/2015	19,000,000
3,160,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.240%, 8/7/2015	3,160,000
8,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 8/7/2015	8,500,000
11,335,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.210%, 8/7/2015	11,335,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$14,000,000		Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 8/7/2015	$14,000,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 8/7/2015	3,000,000
		TOTAL	63,995,000
		Indiana—1.4%
10,000,000		Posey County, IN EDA, (Series 2013A), TOBs (Midwest Fertilizer Corp.)/(United States Treasury GTD), Mandatory Tender 0.250%, 11/3/2015	10,000,000
		Kentucky—0.3%
1,920,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.240%, 8/7/2015	1,920,000
		Louisiana—2.7%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/7/2015	3,300,000
14,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.160%, 8/7/2015	14,500,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.230%, 8/7/2015	2,000,000
		TOTAL	19,800,000
		Michigan—5.9%
35,000,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.100%, 8/7/2015	35,000,000
5,830,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 8/7/2015	5,830,000
3,000,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	3,002,029
		TOTAL	43,832,029
		Mississippi—0.6%
4,650,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(Federal National Mortgage Association LOC), 0.090%, 8/7/2015	4,650,000
		Missouri—0.3%
2,445,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.050%, 8/3/2015	2,445,000
		Multi State—4.5%
12,500,000	[3,4]	BlackRock MuniYield Quality Fund, Inc., (Series W-7) Weekly VRDPs (Barclays Bank PLC LIQ), 0.120%, 8/7/2015	12,500,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi State—continued
$308,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 8/7/2015	$308,000
600,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.170%, 8/7/2015	600,000
10,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, [Series 2] Weekly VRDPs (Toronto-Dominion Bank LIQ), 0.110%, 8/7/2015	10,000,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.120%, 8/7/2015	10,000,000
		TOTAL	33,408,000
		Nebraska—0.3%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.240%, 8/7/2015	2,000,000
		Nevada—1.6%
2,235,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 8/7/2015	2,235,000
9,800,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.040%, 8/7/2015	9,800,000
		TOTAL	12,035,000
		New Jersey—18.8%
3,000,000		Belmar, NJ, 1.00% BANs, 9/11/2015	3,002,093
8,180,000		Belmar, NJ, 1.25% BANs, 2/12/2016	8,213,912
3,930,000		Clinton Township, NJ, 1.25% BANs, 1/27/2016	3,944,379
7,929,999		Edison Township, NJ, 1.00% BANs, 2/12/2016	7,955,276
3,935,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(AGM INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 8/7/2015	3,935,000
2,000,000		Lacey Township, NJ, (Series 2015A), 1.25% BANs, 2/16/2016	2,007,534
1,145,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.600%, 8/7/2015	1,145,000
6,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 8/7/2015	6,000,000
20,815,000	[3,4]	New Jersey Higher Education Assistance Authority, ROCs (Series 11853) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 8/7/2015	20,815,000
21,795,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.80%, 8/7/2015	21,795,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$3,700,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.050% 8/7/2015	$3,700,000
5,085,000	[3,4]	New Jersey State EDA , SPEARs (Series DBE-1143X) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.110%, 8/7/2015	5,085,000
7,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (DBE-1138X) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.200%, 8/7/2015	7,000,000
5,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.140%, 8/7/2015	5,000,000
12,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.140%, 8/7/2015	12,000,000
6,500,000		North Wildwood, NJ, 1.00% BANs, 8/26/2015	6,501,678
8,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.100%, 8/7/2015	8,000,000
2,178,700		Palmyra Borough, NJ, (Series 2015A), 1.50% BANs, 10/6/2015	2,182,211
1,750,000	[3,4]	Union County, NJ Improvement Authority, Tender Option Bond Trust Certificates (Series 2015-XF1019) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.120%, 8/7/2015	1,750,000
1,500,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	1,508,425
4,281,039		Wantage Township, NJ, 1.25% BANs, 11/30/2015	4,289,482
3,568,470		West Orange Township, NJ, 2.00% BANs, 5/18/2016	3,603,711
		TOTAL	139,433,701
		New York—7.3%
2,275,000		Concord, NY, 1.25% BANs, 2/25/2016	2,282,722
3,205,000		Eden, NY, 1.25% BANs, 3/10/2016	3,215,614
4,885,000		Mt. Vernon, NY City School District, 1.00% BANs, 8/20/2015	4,885,831
1,295,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.130%, 8/7/2015	1,295,000
15,000,000		New York State Mortgage Agency, (Series 153) Weekly VRDNs (Barclays Bank PLC LIQ), 0.050%, 8/7/2015	15,000,000
6,165,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 8/7/2015	6,165,000
10,000,000		Northern Adirondack, NY CSD, 1.50% BANs, 6/24/2016	10,074,741
5,115,000		Schoharie County, NY, 1.00% BANs, 11/13/2015	5,121,806
2,300,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	2,317,028
4,000,000		Wayne, NY CSD, 1.25% BANs, 6/23/2016	4,022,372
		TOTAL	54,380,114
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—1.0%
$3,500,000		Canton, OH, 1.00% BANs, 4/21/2016	$3,515,063
1,250,000		Marietta, OH, 1.00% BANs, 5/13/2016	1,253,388
2,860,000		Painesville, OH, 1.125% BANs, 2/24/2016	2,871,710
		TOTAL	7,640,161
		Oklahoma—0.1%
516,499	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 8/7/2015	516,499
		Oregon—3.9%
19,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 8/7/2015	19,000,000
10,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 8/7/2015	10,000,000
		TOTAL	29,000,000
		Pennsylvania—0.4%
3,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.120%, 8/7/2015	3,000,000
		Rhode Island—1.4%
7,725,000		Rhode Island State Health and Educational Building Corp., (Series 2006A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.050%, 8/3/2015	7,725,000
2,900,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.150%, 8/7/2015	2,900,000
		TOTAL	10,625,000
		South Carolina—0.1%
1,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.240%, 8/7/2015	1,000,000
		Tennessee—1.9%
2,200,000		Memphis-Shelby County, TN IDB—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.240%, 8/7/2015	2,200,000
5,655,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 8/7/2015	5,655,000
5,965,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 8/7/2015	5,965,000
		TOTAL	13,820,000
Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Texas—5.4%
$480,000	Capital Area Housing Finance Corp., TX, (Series 2006) Weekly VRDNs (Northwest Residential LP)/(Citibank NA, New York LOC), 0.030%, 8/7/2015	$480,000
14,370,000	Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.090%, 8/7/2015	14,370,000
10,000,000	Texas State Department of Housing & Community Affairs, (Series 2004B) Weekly VRDNs (Texas State LIQ), 0.040%, 8/7/2015	10,000,000
15,000,000	Texas State Department of Housing & Community Affairs, (Series 2006H) Weekly VRDNs (Texas State LIQ), 0.040%, 8/7/2015	15,000,000
	TOTAL	39,850,000
	Vermont—3.5%
12,945,000	Vermont HFA, SFM Bonds (Series 25A) Weekly VRDNs (AGM Corp. INS)/(TD Bank, N.A. LIQ), 0.081%, 8/7/2015	12,945,000
12,950,000	Vermont HFA, SFM Bonds (Series 26) Weekly VRDNs (AGM Corp. INS)/(TD Bank, N.A. LIQ), 0.080%, 8/7/2015	12,950,000
	TOTAL	25,895,000
	Virginia—0.5%
3,300,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.45% CP (Virginia Electric & Power Co.), Mandatory Tender 8/10/2015	3,300,000
	Washington—0.8%
6,125,000	Port Bellingham, WA Industrial Development Corp., (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.100%, 8/7/2015	6,125,000
	Wisconsin—5.0%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.380%, 8/7/2015	7,710,000
4,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.400%, 8/7/2015	4,000,000
14,500,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.100%, 8/7/2015	14,500,000
2,485,000	Wisconsin Housing & EDA, Home Ownership Revenue (2004 Series D) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.020%, 8/7/2015	2,485,000
5,790,000	Wisconsin Housing & EDA, Home Ownership Revenue (Series 2007C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.099%, 8/7/2015	5,790,000
Annual Shareholder Report
8

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$2,815,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.300%, 8/7/2015	$2,815,000
	TOTAL	37,300,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	740,754,615
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	512,047
	TOTAL NET ASSETS—100%	$741,266,662
Securities that are subject to the federal alternative minimum tax (AMT) represent 58.9% of the Fund's portfolio as calculated based upon total market value (unaudited).
1	Current rate and next reset date shown for Variable Rate Instruments.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be identified as a First or Second Tier security.
At July 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97.5%	2.5%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $209,324,499, which represented 28.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $209,324,499, which represented 28.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AG	—Assured Guaranty
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.02%	0.04%	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.18%	0.21%	0.29%	0.42%	0.52%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	1.15%	1.14%	1.08%	0.97%	0.82%
Supplemental Data:
Net assets, end of period (000 omitted)	$741,267	$602,780	$591,968	$495,839	$442,970
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at amortized cost and fair value		$740,754,615
Cash		49,912
Income receivable		586,653
Receivable for shares sold		176,196
TOTAL ASSETS		741,567,376
Liabilities:
Payable for shares redeemed	$176,196
Payable for transfer agent fee	57,554
Payable for portfolio accounting fees	28,892
Payable for auditing fees	20,601
Payable for custodian fees	6,335
Accrued expenses (Note 5)	11,136
TOTAL LIABILITIES		300,714
Net assets for 741,147,867 shares outstanding		$741,266,662
Net Assets Consists of:
Paid-in capital		$741,144,923
Accumulated net realized gain on investments		121,739
TOTAL NET ASSETS		$741,266,662
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$741,266,662 ÷ 741,147,867 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$1,215,096
Expenses:
Investment adviser fee (Note 5)		$1,989,802
Administrative fee (Note 5)		519,059
Custodian fees		25,184
Transfer agent fees		667,313
Directors'/Trustees' fees (Note 5)		5,017
Auditing fees		20,601
Legal fees		14,232
Distribution services fee (Note 5)		3,647,970
Other service fees (Note 2)		1,658,168
Portfolio accounting fees		114,728
Share registration costs		170,786
Printing and postage		25,093
Miscellaneous (Note 5)		7,954
TOTAL EXPENSES		8,865,907
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(1,938,210)
Waivers and reimbursement of other operating expenses (Notes 2 and 5)	(5,712,601)
TOTAL WAIVERS AND REIMBURSEMENT		(7,650,811)
Net expenses			1,215,096
Net investment income			—
Net realized gain on investments			135,391
Change in net assets resulting from operations			$135,391
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	135,391	51,577
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	135,391	51,577
Distributions to Shareholders:
Distributions from net realized gain on investments	(28,803)	(88,505)
Share Transactions:
Proceeds from sale of shares	848,586,340	698,834,469
Net asset value of shares issued to shareholders in payment of distributions declared	28,803	88,505
Cost of shares redeemed	(710,234,712)	(688,074,815)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	138,380,431	10,848,159
Change in net assets	138,487,019	10,811,231
Net Assets:
Beginning of period	602,779,643	591,968,412
End of period	$741,266,662	$602,779,643
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. The interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local income taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
For the year ended July 31, 2015, unaffiliated third parties waived $110,112 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2015, unaffiliated third-party financial intermediaries waived $1,658,168 of other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2015	2014
Shares sold	848,586,340	698,834,469
Shares issued to shareholders in payment of distributions declared	28,803	88,505
Shares redeemed	(710,234,712)	(688,074,815)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	138,380,431	10,848,159
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary Income[1]	$134	$16,280
Long-term capital gains	$28,669	$72,225
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$ 29,342
Undistributed long-term capital gains	$ 92,397
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2015, the Adviser voluntarily waived $1,938,210 of its fee, and voluntarily reimbursed $296,351 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, FSC waived its entire fee of $3,647,970. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $703,100,000 and $833,300,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
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8. Regulatory Matters
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2015, the Fund designated $28,669 of its distributions as long-term capital gains.
10. Subsequent EventS
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Effective September 30, 2015, the Adviser has agreed to contractually reduce its investment advisory fee from 0.30% to 0.20% of the Fund's average daily net assets. There is no change to the Expense Limitation as presented in Note 5 of this Annual Report.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated Municipal trust:
We have audited the accompanying statement of assets and liabilities of Federated Municipal Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Trust, a portfolio of Money Market Obligations Trust, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
Annual Shareholder Report
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.94
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.85	$0.95
1	Expenses are equal to the Fund's annualized net expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
Annual Shareholder Report
23

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
24

At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 2004. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Michael W. Sirianni Jr. Birth Date: April 29, 1965 Vice President Officer since: June 2012 Portfolio Manager since: December 2004	Principal Occupations: Michael W. Sirianni Jr. has been the Fund's Portfolio Manager since December 2004. He is Vice President of the Trust with respect to the Fund. Mr. Sirianni joined Federated in 1988 and has been a Senior Portfolio Manager since September 2007 and Vice President of the Fund's Adviser since January 1999. Mr. Sirianni received his B.A. from Pennsylvania State University and M.B.A. from the University of Pittsburgh.
Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract–May 2015
Federated Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is September 30, 2015.
Annual Shareholder Report
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919106
Q450510 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
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Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Institutional	GOIXX
Service	GOSXX
Cash II	GFYXX
Cash Series	GFSXX
Capital	GOCXX
Trust	GORXX
Premier	GOFXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	51.6%
U.S. Treasury Security	1.1%
Repurchase Agreements	47.8%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.2%
8-30 Days	19.0%
31-90 Days	14.3%
91-180 Days	5.3%
181 Days or more	8.7%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		GOVERNMENT AGENCIES—51.6%
$333,750,000	[1]	Federal Farm Credit System Discount Notes, 0.200% - 0.330%, 2/8/2016 - 5/23/2016	$333,214,871
2,211,326,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.136% - 0.283%, 8/1/2015 - 8/30/2015	2,211,542,030
2,680,605,000	[1]	Federal Home Loan Bank System Discount Notes, 0.060% - 0.220%, 8/3/2015 - 1/27/2016	2,680,160,731
2,109,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.136% - 0.211%, 8/3/2015 - 10/27/2015	2,109,683,120
3,348,895,000		Federal Home Loan Bank System, 0.125% - 1.000%, 8/21/2015 - 7/13/2016	3,348,872,342
237,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.140%, 9/17/2015 - 10/30/2015	236,950,494
1,075,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.167% - 0.192%, 8/12/2015 - 8/16/2015	1,075,411,126
792,500,000	[1]	Federal National Mortgage Association Discount Notes, 0.130% - 0.185%, 9/1/2015 - 12/1/2015	792,345,908
48,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.158%, 8/5/2015	47,999,949
149,000,000		Federal National Mortgage Association, 0.500% - 5.000%, 10/22/2015 - 3/15/2016	151,913,671
357,299,275	[2]	Housing and Urban Development Floating Rate Notes, 0.484%, 8/1/2015	357,299,275
186,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.059%, 8/25/2015	185,992,684
		TOTAL GOVERNMENT AGENCIES	13,531,386,201
		U.S. TREASURY—1.1%
300,000,000		United States Treasury Notes, 1.375%, 11/30/2015	301,157,537
		REPURCHASE AGREEMENTS—47.8%
250,000,000		Repurchase agreement 0.16%, dated 7/31/2015 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,003,333 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $256,951,545.	250,000,000
200,000,000		Repurchase agreement 0.15%, dated 7/31/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,002,500 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2032 and the market value of those underlying securities was $204,002,935.	200,000,000
Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$166,500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 7/13/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,020,833 on 8/12/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2063 and the market value of those underlying securities was $255,298,331.	$166,500,000
787,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.11%, dated 7/14/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,149,722 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2063 and the market value of those underlying securities was $1,020,999,828.	787,000,000
250,000,000	[3]	Repurchase agreement 0.11%, dated 7/17/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,034,375 on 8/31/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2045 and the market value of those underlying securities was $255,092,458.	250,000,000
200,000,000		Repurchase agreement 0.14%, dated 7/31/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $200,002,333 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2035 and the market value of those underlying securities was $204,002,425.	200,000,000
108,000,000		Interest in $118,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $118,001,573 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2045 and the market value of those underlying securities was $120,361,647.	108,000,000
1,000,000,000		Interest in $2,150,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,150,028,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/25/2048 and the market value of those underlying securities was $2,196,281,454.	1,000,000,000
45,192,000		Interest in $580,000,000 joint repurchase agreement 0.15%, dated 7/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $580,007,250 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $591,607,395.	45,192,000
Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$200,000,000		Repurchase agreement 0.17%, dated 7/31/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $200,002,833 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2045 and the market value of those underlying securities was $204,002,890.	$200,000,000
166,500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.22%, dated 3/5/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,414,028 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2062 and the market value of those underlying securities was $255,246,433.	166,500,000
225,000,000	[3]	Interest in $350,000,000 joint repurchase agreement 0.33%, dated 6/8/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $350,882,292 on 3/9/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2045 and the market value of those underlying securities was $357,920,839.	225,000,000
427,646,000		Interest in $3,500,000,000 joint repurchase agreement 0.14%, dated 7/31/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,040,833 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $3,570,041,668.	427,646,000
3,500,000,000		Repurchase agreement 0.05%, dated 7/31/2015 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $3,500,014,583 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $3,500,163,373.	3,500,000,000
250,000,000		Repurchase agreement 0.15%, dated 7/31/2015 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,003,125 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2016 and the market value of those underlying securities was $255,001,986.	250,000,000
400,000,000		Repurchase agreement 0.16%, dated 7/31/2015 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,005,333 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2045 and the market value of those underlying securities was $412,001,009.	400,000,000
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$200,000,000	Repurchase agreement 0.12%, dated 7/27/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,004,667 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $206,007,015.	$200,000,000
200,000,000	Repurchase agreement 0.12%, dated 7/27/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,004,667 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $206,004,076.	200,000,000
120,000,000	Interest in $400,000,000 joint repurchase agreement 0.12%, dated 7/27/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,009,333 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2045 and the market value of those underlying securities was $412,009,628.	120,000,000
75,360,000	Interest in $90,360,000 joint repurchase agreement 0.15%, dated 7/31/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $90,361,130 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $93,072,685.	75,360,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 0.15%, dated 7/31/2015 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,006,250 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2062 and the market value of those underlying securities was $510,555,014.	300,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.14%, dated 7/31/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,014,583 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,275,014,892.	500,000,000
500,000,000	Interest in $1,950,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,950,026,000 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $2,007,043,434.	500,000,000
Annual Shareholder Report
5

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$255,529,000		Interest in $2,300,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,030,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,356,293,189.	$255,529,000
435,491,000		Repurchase agreement 0.17%, dated 7/31/2015 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $435,497,169 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2043 and the market value of those underlying securities was $442,620,597.	435,491,000
101,465,000	[3]	Interest in $300,000,000 joint repurchase agreement 0.10%, dated 7/14/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,025,000 on 8/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2045 and the market value of those underlying securities was $309,016,775.	101,465,000
100,000,000	[3]	Repurchase agreement 0.11%, dated 7/13/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $100,019,250 on 9/14/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2065 and the market value of those underlying securities was $102,389,471.	100,000,000
210,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.12%, dated 7/9/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $360,110,400 on 10/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2065 and the market value of those underlying securities was $367,539,989.	210,000,000
500,000,000		Repurchase agreement 0.19%, dated 7/31/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,007,917 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/5/2050 and the market value of those underlying securities was $511,061,583.	500,000,000
250,000,000		Repurchase agreement 0.13%, dated 7/29/2015 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $250,006,319 on 8/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2045 and the market value of those underlying securities was $255,004,604.	250,000,000
Annual Shareholder Report
6

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$259,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.13%, dated 5/13/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $450,149,500 on 8/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2045 and the market value of those underlying securities was $460,507,020.	$259,000,000
162,250,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.13%, dated 7/1/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,083,056 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2045 and the market value of those underlying securities was $255,030,388.	162,250,000
120,000,000	[3]	Interest in $170,000,000 joint repurchase agreement 0.16%, dated 7/27/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $170,066,489 on 10/23/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2048 and the market value of those underlying securities was $173,406,408.	120,000,000
53,000,000		Repurchase agreement 0.16%, dated 7/31/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $53,000,707 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2045 and the market value of those underlying securities was $54,060,728.	53,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	12,517,933,000
		TOTAL INVESTMENTS—100.5% (AT AMORTIZED COST)[4]	26,350,476,738
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(143,102,926)
		TOTAL NET ASSETS—100%	$26,207,373,812
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.03%
Ratios to Average Net Assets:
Net expenses	0.11%	0.09%	0.17%	0.16%	0.18%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%
Expense waiver/reimbursement[3]	0.18%	0.19%	0.11%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,982,870	$20,822,025	$20,861,776	$22,433,579	$22,402,775
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.11%	0.09%	0.17%	0.16%	0.20%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.43%	0.44%	0.36%	0.37%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,429,371	$7,659,830	$6,928,513	$6,370,823	$5,628,043
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.14%[5]
Net investment income	0.01%[5]
Expense waiver/reimbursement[6]	0.86%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.14%[5]
Net investment income	0.01%[5]
Expense waiver/reimbursement[6]	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$231,170
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.11%	0.09%	0.17%	0.16%	0.20%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.28%	0.29%	0.21%	0.22%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$773,154	$951,188	$1,320,027	$1,148,641	$1,259,845
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.12%	0.09%	0.17%	0.16%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.68%	0.69%	0.61%	0.62%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$927,475	$738,550	$643,644	$591,070	$846,039
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.01%
Ratios to Average Net Assets:
Net expenses	0.14%[4]
Net investment income	0.01%[4]
Expense waiver/reimbursement[5]	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,863,335
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratio shown above.
See Notes which are an integral part of the Financial Statements
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15

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investment in repurchase agreements	$12,517,933,000
Investment in securities	13,832,543,738
Total investment in securities, at amortized cost and fair value		$26,350,476,738
Cash		2,402
Income receivable		6,671,195
Receivable for shares sold		1,848,870
TOTAL ASSETS		26,358,999,205
Liabilities:
Payable for investments purchased	149,976,936
Payable for shares redeemed	277,366
Income distribution payable	147,043
Payable to adviser (Note 5)	334,653
Payable for Directors'/Trustees' fees (Note 5)	795
Payable for other service fees (Notes 2 and 5)	123,586
Accrued expenses (Note 5)	765,014
TOTAL LIABILITIES		151,625,393
Net assets for 26,207,356,223 shares outstanding		$26,207,373,812
Net Assets Consist of:
Paid-in capital		$26,207,367,418
Accumulated net realized gain on investments		12,772
Distributions in excess of net investment income		(6,378)
TOTAL NET ASSETS		$26,207,373,812
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16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$13,982,869,712 ÷ 13,982,856,099 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$8,429,370,504 ÷ 8,429,368,467 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$231,169,793 ÷ 231,168,718 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$773,153,795 ÷ 773,153,602 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$927,474,923 ÷ 927,474,702 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$1,863,334,985 ÷ 1,863,334,535 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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17

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$35,201,580
Expenses:
Investment adviser fee (Note 5)		$57,682,538
Administrative fee (Note 5)		22,570,450
Custodian fees		909,641
Transfer agent fee (Note 2)		800,273
Directors'/Trustees' fees (Note 5)		211,249
Auditing fees		22,000
Legal fees		11,367
Portfolio accounting fees		220,358
Distribution services fee (Note 5)		2,149,488
Other service fees (Notes 2 and 5)		24,928,181
Share registration costs		191,080
Printing and postage		81,829
Miscellaneous (Note 5)		191,670
TOTAL EXPENSES		109,970,124
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(50,033,601)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(27,604,197)
TOTAL WAIVERS AND REIMBURSEMENTS		(77,637,798)
Net expenses			32,332,326
Net investment income			2,869,254
Net realized gain on investments			23,388
Change in net assets resulting from operations			$2,892,642
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,869,254	$3,257,222
Net realized gain on investments	23,388	921
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,892,642	3,258,143
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,841,397)	(2,091,654)
Service Shares	(828,723)	(883,541)
Cash II Shares	—	—
Cash Series Shares	(391)	—
Capital Shares	(91,834)	(107,430)
Trust Shares	(85,493)	(69,834)
Premier Shares	(28,910)	—
Distributions from net realized gain on investments
Institutional Shares	(7,430)	(7,874)
Service Shares	(2,693)	(2,686)
Cash II Shares	—	—
Cash Series Shares	—	—
Capital Shares	(394)	(461)
Trust Shares	(285)	(251)
Premier Shares	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,887,550)	(3,163,731)
Share Transactions:
Proceeds from sale of shares	140,014,364,803	147,318,660,917
Net asset value of shares issued to shareholders in payment of distributions declared	1,039,075	1,180,473
Cost of shares redeemed	(143,979,628,506)	(146,902,302,305)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,964,224,628)	417,539,085
Change in net assets	(3,964,219,536)	417,633,497
Net Assets:
Beginning of period	30,171,593,348	29,753,959,851
End of period (including undistributed (distributions in excess of) net investment income of $(6,378) and $1,116, respectively)	$26,207,373,812	$30,171,593,348
See Notes which are an integral part of the Financial Statements
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19

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
Effective January 6, 2015, the Fund began offering Premier Shares. Effective June 2, 2015, the Fund began offering Cash II Shares and Cash Series Shares.
The Fund's Board of Trustees (the “Trustees”) have approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which the Fund will acquire all or substantially all of the assets of the Federated Government Cash Series, in complete liquidation and termination of Federated Government Cash Series. Information statements will be sent to shareholders of Federated Government Cash Series explaining the Reorganization. The Reorganization is expected to occur in the fourth quarter of 2015.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent
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market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class
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based on relative average daily net assets, except that Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended July 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Institutional Shares	$176,234	$—	$—
Service Shares	523,228	(359,501)	(85,831)
Cash Series Shares	3,352	(3,323)	—
Capital Shares	8,772	—	—
Trust Shares	85,996	(3,903)	(73,970)
Premier Shares	2,691	—	—
TOTAL	$800,273	$(366,727)	$(159,801)
Dividends are declared separately for each class. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares, and 0.05% of the average daily net assets of the Fund's Institutional Shares, to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Institutional Shares	$1,130,540	$(180,799)	$(949,741)
Service Shares	20,687,409	—	(20,687,409)
Cash Series Shares	8,310	—	(8,310)
Capital Shares	972,377	(22,565)	(949,812)
Trust Shares	2,129,545	—	(2,129,545)
TOTAL	$24,928,181	$(203,364)	$(24,724,817)
For the year ended July 31, 2015, the Fund's Cash II Shares and Premier Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	111,974,458,237	$111,974,458,237	114,767,099,002	$114,767,099,002
Shares issued to shareholders in payment of distributions declared	600,532	600,532	781,832	781,832
Shares redeemed	(118,814,215,999)	(118,814,215,999)	(114,807,696,971)	(114,807,696,971)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,839,157,230)	$(6,839,157,230)	(39,816,137)	$(39,816,137)

Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,418,394,458	$20,418,394,458	27,267,241,941	$27,267,241,941
Shares issued to shareholders in payment of distributions declared	360,601	360,601	318,637	318,637
Shares redeemed	(19,649,216,058)	(19,649,216,058)	(26,536,266,086)	(26,536,266,086)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	769,539,001	$769,539,001	731,294,492	$731,294,492
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23

	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	100	$100	—	$—

	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	235,293,422	$235,293,422	—	$—
Shares issued to shareholders in payment of distributions declared	396	396	—	—
Shares redeemed	(4,125,100)	(4,125,100)	(—)	(—)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	231,168,718	$231,168,718	—	$—

Year Ended July 31	2015		2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,325,613,268	$2,325,613,268	2,739,935,261	$2,739,935,261
Shares issued to shareholders in payment of distributions declared	63,344	63,344	72,043	72,043
Shares redeemed	(2,503,711,349)	(2,503,711,349)	(3,108,850,391)	(3,108,850,391)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(178,034,737)	$(178,034,737)	(368,843,087)	$(368,843,087)

Year Ended July 31	2015		2014
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,996,416,069	$1,996,416,069	2,544,384,713	$2,544,384,713
Shares issued to shareholders in payment of distributions declared	11,898	11,898	7,961	7,961
Shares redeemed	(1,807,502,982)	(1,807,502,982)	(2,449,488,857)	(2,449,488,857)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	188,924,985	$188,924,985	94,903,817	$94,903,817
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	Period Ended 7/31/2015[2]		Year Ended 7/31/2014
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	3,064,189,249	$3,064,189,249	—	$—
Shares issued to shareholders in payment of distributions declared	2,304	2,304	—	—
Shares redeemed	(1,200,857,018)	(1,200,857,018)	(—)	(—)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	1,863,334,535	$1,863,334,535	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,964,224,628)	$(3,964,224,628)	417,539,085	$417,539,085
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$2,887,550	$3,163,731
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$6,394
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived $50,033,601 of its fee and voluntarily reimbursed $366,727 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Reimbursed	Distribution Services Fees Waived
Cash Series Shares	$19,943	$ (18,281)	$ (1,662)
Trust Shares	2,129,545	(2,129,545)	—
TOTAL	$2,149,488	$(2,147,826)	$(1,662)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended July 31, 2015, the Fund's Cash II Shares did not incur a distribution services fee.
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26

Other Service Fees
For the year ended July 31, 2015, FSSC reimbursed $203,364 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $93,813,336.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
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8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
9. SUBSEQUENT EVENT
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in the Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events occurred that require disclosure.
10. Federal tax information (unaudited)
For the fiscal year ended July 31, 2015, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Obligations Fund as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.64[2]
Service Shares	$1,000	$1,000.00	$0.64[3]
Cash II Shares	$1,000	$1,000.00	$0.23[4,5]
Cash Series Shares	$1,000	$1,000.00	$0.23[6,7]
Capital Shares	$1,000	$1,000.00	$0.64[8]
Trust Shares	$1,000	$1,000.00	$0.64[9]
Premier Shares	$1,000	$1,000.00	$0.69
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.15	$0.65[2]
Service Shares	$1,000	$1,024.15	$0.65[3]
Cash II Shares	$1,000	$1,024.15	$0.70[4,5]
Cash Series Shares	$1,000	$1,024.10	$0.70[6,7]
Capital Shares	$1,000	$1,024.15	$0.65[8]
Trust Shares	$1,000	$1,024.15	$0.65[9]
Premier Shares	$1,000	$1,023.80	$0.70
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.13%
Service Shares	0.13%
Cash II Shares	0.14%
Cash Series Shares	0.14%
Capital Shares	0.13%
Trust Shares	0.13%
Premier Shares	0.14%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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4	“Actual” expense information for the Fund's Cash II Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.14%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015). “Hypothetical” expense information for Cash II Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.22 and $4.26, respectively.
6	“Actual” expense information for the Fund's Cash Series Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.14%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015). “Hypothetical” expense information for Cash Series Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
7	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.26, respectively.
8	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
9	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
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At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2015
Federated Government Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
Q450513 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Institutional	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	78.4%
U.S. Treasury Securities	24.5%
Other Assets and Liabilities—Net[2]	(2.9)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	9.9%
8-30 Days	34.0%
31-90 Days	41.2%
91-180 Days	11.6%
181 Days or more	6.2%
Other Assets and Liabilities—Net[2]	(2.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
July 31, 2015
Principal Amount			Value
		GOVERNMENT AGENCIES—78.4%
$740,000,000	[1]	Federal Farm Credit System Discount Notes, 0.050% - 0.280%, 8/5/2015 - 4/13/2016	$739,459,961
611,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.136% - 0.221%, 8/2/2015 - 8/26/2015	610,990,587
95,000,000		Federal Farm Credit System, 0.190% - 0.450%, 8/14/2015 - 2/17/2016	95,026,205
1,050,485,000		Federal Home Loan Bank System Discount Notes, 0.055% - 0.100%, 8/3/2015 - 11/12/2015	1,050,356,902
765,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130% - 0.177%, 8/4/2015 - 8/23/2016	765,044,809
596,600,000		Federal Home Loan Bank System, 0.090% - 0.270%, 9/2/2015 - 12/15/2015	596,591,902
294,638,000		Tennessee Valley Authority Discount Notes, 0.050% - 0.055%, 8/4/2015 - 8/25/2015	294,628,647
		TOTAL GOVERNMENT AGENCIES	4,152,099,013
		U.S. TREASURY—24.5%
240,000,000		United States Treasury Bills, 0.045%, 8/27/2015	239,992,200
100,000,000		United States Treasury Bills, 0.055%, 8/6/2015	99,999,236
264,000,000	[2]	United States Treasury Floating Rate Notes, 0.096% - 0.120%, 8/4/2015	263,999,596
72,500,000		United States Treasury Notes, 1.250%, 8/31/2015	72,569,016
422,000,000		United States Treasury Notes, 1.250%, 9/30/2015	422,805,442
150,000,000		United States Treasury Notes, 1.375%, 11/30/2015	150,613,927
50,000,000		United States Treasury Notes, 2.000%, 1/31/2016	50,465,908
		TOTAL U.S. TREASURY	1,300,445,325
		TOTAL INVESTMENTS—102.9% (AT AMORTIZED COST)[3]	5,452,544,338
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[4]	(153,592,799)
		NET ASSETS—100%	$5,298,951,539
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.09%	0.08%	0.13%	0.10%	0.17%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.20%	0.21%	0.16%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,672,599	$2,849,186	$3,132,447	$4,442,693	$4,621,767
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.09%, 0.08%, 0.13%, 0.10% and 0.17% for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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4

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at amortized cost and fair value		$5,452,544,338
Income receivable		2,850,571
Receivable for shares sold		4,178
TOTAL ASSETS		5,455,399,087
Liabilities:
Payable for investments purchased	$100,000,000
Bank overdraft	54,378,731
Payable for shares redeemed	1,902,263
Income distribution payable	31,555
Payable to adviser (Note 5)	8,119
Accrued expenses (Note 5)	126,880
TOTAL LIABILITIES		156,447,548
Net assets for 5,298,859,652 shares outstanding		$5,298,951,539
Net Assets Consists of:
Paid-in capital		$5,298,869,030
Accumulated net realized gain on investments		82,509
TOTAL NET ASSETS		$5,298,951,539
Automated Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$2,672,598,891 ÷ 2,672,549,428 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,626,352,548 ÷ 2,626,310,124 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$5,118,249
Expenses:
Investment adviser fee (Note 5)		$10,189,971
Administrative fee (Note 5)		3,987,250
Custodian fees		164,598
Transfer agent fee		53,720
Directors'/Trustees' fees (Note 5)		32,144
Auditing fees		21,000
Legal fees		9,529
Portfolio accounting fees		175,236
Other service fees (Note 2)		6,368,287
Share registration costs		69,866
Printing and postage		21,559
Miscellaneous (Note 5)		54,834
TOTAL EXPENSES		21,147,994
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(9,833,828)
Waiver and reimbursement of other operating expenses (Notes 2 and 5)	(6,704,346)
TOTAL WAIVERS AND REIMBURSEMENT		(16,538,174)
Net expenses			4,609,820
Net investment income			508,429
Net realized gain on investments			94,223
Change in net assets resulting from operations			$602,652
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$508,429	$535,699
Net realized gain on investments	94,223	38,520
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	602,652	574,219
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(0)[1]	—
Institutional Shares	(254,256)	(297,982)
Service Shares	(254,173)	(237,653)
Distributions from net realized gain on investments
Automated Shares	(0)[1]	—
Institutional Shares	(23,726)	(51,817)
Service Shares	(20,228)	(39,621)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(552,383)	(627,073)
Share Transactions:
Proceeds from sale of shares	16,601,723,630	18,616,432,988
Net asset value of shares issued to shareholders in payment of distributions declared	146,578	204,564
Cost of shares redeemed	(16,730,063,543)	(18,782,521,654)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(128,193,335)	(165,884,102)
Change in net assets	(128,143,066)	(165,936,956)
Net Assets:
Beginning of period	5,427,094,605	5,593,031,561
End of period	$5,298,951,539	$5,427,094,605
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Automated Shares and Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective July 20, 2015, the Fund began offering Automated Shares.
The Board of Trustees (the “Trustees”) have approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which the Fund will acquire all or substantially all of the assets of Federated Automated Government Cash Reserves in complete liquidation and termination of Federated Automated Government Cash Reserves. Pending submission of proxy materials to shareholders of Federated Automated Government Cash Reserves, a special meeting of the shareholders is proposed to be held on or about December 1, 2015 to approve or disapprove the proposed Reorganization.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
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an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares and Service Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$6,368,287	$(6,368,287)
For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees. The Fund's Automated Shares incurred other service fees less than $1.00.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 7/31/2015[1]		Year ended 7/31/2014
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	100	$100	—	$—

Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,114,259,977	$9,114,259,977	11,664,666,536	$11,664,666,536
Shares issued to shareholders in payment of distributions declared	103,361	103,361	159,902	159,902
Shares redeemed	(9,290,974,065)	(9,290,974,065)	(11,948,055,875)	(11,948,055,875)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(176,610,727)	$(176,610,727)	(283,229,437)	$(283,229,437)
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Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,487,463,553	$7,487,463,553	6,951,766,452	$6,951,766,452
Shares issued to shareholders in payment of distributions declared	43,217	43,217	44,662	44,662
Shares redeemed	(7,439,089,478)	(7,439,089,478)	(6,834,465,779)	(6,834,465,779)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	48,417,292	$48,417,292	117,345,335	$117,345,335
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(128,193,335)	$(128,193,335)	(165,884,102)	$(165,884,102)
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$552,383	$627,703
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$82,509
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the year ended July 31, 2015, the Adviser voluntarily waived $9,833,828 of its fee and voluntarily reimbursed $336,059 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016 (August 1, 2016 with respect to Automated Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $902,555,886 and $746,522,519, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's, operations, financial statements and accompanying notes.
9. Subsequent event
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
10. Federal Tax Information (unaudited)
For the fiscal year ended July 31, 2015, 100% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE institutional class SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$0.50[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.30	$0.50[2]
1	Expenses are equal to the Fund's annualized net expense ratio of 0.10% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
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At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: May 1995	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract–May 2015
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report
25

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
26

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
27

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Annual Shareholder Report
28

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Automated	GOAXX
Institutional	GOTXX
Service	GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	78.4%
U.S. Treasury Securities	24.5%
Other Assets and Liabilities—Net[2]	(2.9)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	9.9%
8-30 Days	34.0%
31-90 Days	41.2%
91-180 Days	11.6%
181 Days or more	6.2%
Other Assets and Liabilities—Net[2]	(2.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		GOVERNMENT AGENCIES—78.4%
$740,000,000	[1]	Federal Farm Credit System Discount Notes, 0.050% - 0.280%, 8/5/2015 - 4/13/2016	$739,459,961
611,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.136% - 0.221%, 8/2/2015 - 8/26/2015	610,990,587
95,000,000		Federal Farm Credit System, 0.190% - 0.450%, 8/14/2015 - 2/17/2016	95,026,205
1,050,485,000		Federal Home Loan Bank System Discount Notes, 0.055% - 0.100%, 8/3/2015 - 11/12/2015	1,050,356,902
765,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130% - 0.177%, 8/4/2015 - 8/23/2016	765,044,809
596,600,000		Federal Home Loan Bank System, 0.090% - 0.270%, 9/2/2015 - 12/15/2015	596,591,902
294,638,000		Tennessee Valley Authority Discount Notes, 0.050% - 0.055%, 8/4/2015 - 8/25/2015	294,628,647
		TOTAL GOVERNMENT AGENCIES	4,152,099,013
		U.S. TREASURY—24.5%
240,000,000		United States Treasury Bills, 0.045%, 8/27/2015	239,992,200
100,000,000		United States Treasury Bills, 0.055%, 8/6/2015	99,999,236
264,000,000	[2]	United States Treasury Floating Rate Notes, 0.096% - 0.120%, 8/4/2015	263,999,596
72,500,000		United States Treasury Notes, 1.250%, 8/31/2015	72,569,016
422,000,000		United States Treasury Notes, 1.250%, 9/30/2015	422,805,442
150,000,000		United States Treasury Notes, 1.375%, 11/30/2015	150,613,927
50,000,000		United States Treasury Notes, 2.000%, 1/31/2016	50,465,908
		TOTAL U.S. TREASURY	1,300,445,325
		TOTAL INVESTMENTS—102.9% (AT AMORTIZED COST)[3]	5,452,544,338
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[4]	(153,592,799)
		NET ASSETS—100%	$5,298,951,539
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
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2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout the Period)
Period Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.09%[5]
Net investment income	0.01%[5]
Expense waiver/reimbursement[6]	0.55%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]
1	Reflects operations for the period July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.09%	0.08%	0.13%	0.10%	0.17%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.20%	0.21%	0.16%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,672,599	$2,849,186	$3,132,447	$4,442,693	$4,621,767
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.09%, 0.08%, 0.13%, 0.10% and 0.17% for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.09%	0.08%	0.12%	0.10%	0.17%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.45%	0.46%	0.41%	0.43%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,626,353	$2,577,908	$2,460,585	$2,328,706	$2,227,361
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.09%, 0.08%, 0.12%, 0.10% and 0.17% for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at amortized cost and fair value		$5,452,544,338
Income receivable		2,850,571
Receivable for shares sold		4,178
TOTAL ASSETS		5,455,399,087
Liabilities:
Payable for investments purchased	$100,000,000
Bank overdraft	54,378,731
Payable for shares redeemed	1,902,263
Income distribution payable	31,555
Payable to adviser (Note 5)	8,119
Accrued expenses (Note 5)	126,880
TOTAL LIABILITIES		156,447,548
Net assets for 5,298,859,652 shares outstanding		$5,298,951,539
Net Assets Consists of:
Paid-in capital		$5,298,869,030
Accumulated net realized gain on investments		82,509
TOTAL NET ASSETS		$5,298,951,539
Automated Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$2,672,598,891 ÷ 2,672,549,428 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,626,352,548 ÷ 2,626,310,124 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$5,118,249
Expenses:
Investment adviser fee (Note 5)		$10,189,971
Administrative fee (Note 5)		3,987,250
Custodian fees		164,598
Transfer agent fee		53,720
Directors'/Trustees' fees (Note 5)		32,144
Auditing fees		21,000
Legal fees		9,529
Portfolio accounting fees		175,236
Other service fees (Note 2)		6,368,287
Share registration costs		69,866
Printing and postage		21,559
Miscellaneous (Note 5)		54,834
TOTAL EXPENSES		21,147,994
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(9,833,828)
Waiver and reimbursement of other operating expenses (Notes 2 and 5)	(6,704,346)
TOTAL WAIVERS AND REIMBURSEMENT		(16,538,174)
Net expenses			4,609,820
Net investment income			508,429
Net realized gain on investments			94,223
Change in net assets resulting from operations			$602,652
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$508,429	$535,699
Net realized gain on investments	94,223	38,520
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	602,652	574,219
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(0)[1]	—
Institutional Shares	(254,256)	(297,982)
Service Shares	(254,173)	(237,653)
Distributions from net realized gain on investments
Automated Shares	(0)[1]	—
Institutional Shares	(23,726)	(51,817)
Service Shares	(20,228)	(39,621)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(552,383)	(627,073)
Share Transactions:
Proceeds from sale of shares	16,601,723,630	18,616,432,988
Net asset value of shares issued to shareholders in payment of distributions declared	146,578	204,564
Cost of shares redeemed	(16,730,063,543)	(18,782,521,654)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(128,193,335)	(165,884,102)
Change in net assets	(128,143,066)	(165,936,956)
Net Assets:
Beginning of period	5,427,094,605	5,593,031,561
End of period	$5,298,951,539	$5,427,094,605
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective July 20, 2015, the Fund began offering Automated Shares.
The Board of Trustees (the “Trustees”) have approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which the Fund will acquire all or substantially all of the assets of Federated Automated Government Cash Reserves in complete liquidation and termination of Federated Automated Government Cash Reserves. Pending submission of proxy materials to shareholders of Federated Automated Government Cash Reserves, a special meeting of the shareholders is proposed to be held on or about December 1, 2015, to approve or disapprove the proposed Reorganization.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
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an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares and Service Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$6,368,287	$(6,368,287)
For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees. The Fund's Automated Shares incurred other service fees less than $1.00.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 7/31/2015[1]		Year ended 7/31/2014
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	100	$100	—	$—

Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,114,259,977	$9,114,259,977	11,664,666,536	$11,664,666,536
Shares issued to shareholders in payment of distributions declared	103,361	103,361	159,902	159,902
Shares redeemed	(9,290,974,065)	(9,290,974,065)	(11,948,055,875)	(11,948,055,875)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(176,610,727)	$(176,610,727)	(283,229,437)	$(283,229,437)
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Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,487,463,553	$7,487,463,553	6,951,766,452	$6,951,766,452
Shares issued to shareholders in payment of distributions declared	43,217	43,217	44,662	44,662
Shares redeemed	(7,439,089,478)	(7,439,089,478)	(6,834,465,779)	(6,834,465,779)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	48,417,292	$48,417,292	117,345,335	$117,345,335
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(128,193,335)	$(128,193,335)	(165,884,102)	$(165,884,102)
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$552,383	$627,703
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$82,509
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the year ended July 31, 2015, the Adviser voluntarily waived $9,833,828 of its fee and voluntarily reimbursed $336,059 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $902,555,886 and $746,522,519, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's, operations, financial statements and accompanying notes.
9. Subsequent event
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
10. Federal Tax Information (unaudited)
For the fiscal year ended July 31, 2015, 100% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.00	$0.03[2]
Institutional Shares	$1,000	$1,000.00	$0.50[3]
Service Shares	$1,000	$1,000.00	$0.50[4]
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	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,024.35	$0.45[2]
Institutional Shares	$1,000	$1,024.30	$0.50[3]
Service Shares	$1,000	$1,024.30	$0.50[4]
1	“Actual” expense information for the Fund's Automated Shares is for the period from July 20, 2015 (date of initial investment) to July 31, 2015 and is equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period from initial investment to July 31, 2015). “Actual” expense information for the Fund's Institutional Shares and Service Shares is equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). “Hypothetical” expense information for Automated Shares, Institutional Shares and Service Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.09%
Institutional Shares	0.10%
Service Shares	0.10%
2	Actual expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 11/365 (to reflect expenses paid as if they had been in effect throughout the period from initial investment to July 31, 2015) would be $0.17. Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.76.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
Annual Shareholder Report
18

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
19

At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: May 1995	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2015
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report
27

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Annual Shareholder Report
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
39009 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
A	LUGXX
B	LIBXX
C	LUCXX
F	LUFXX

Federated Liberty U.S. Government Money Market Trust
Fund Established 1980

A Portfolio of Money Market Obligations Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2014 through July 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	36.9%
U.S Treasury Security	0.9%
Repurchase Agreements	62.3%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.1%
8-30 Days	14.4%
31-90 Days	11.0%
91-180 Days	5.6%
181 Days or more	3.0%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		GOVERNMENT AGENCIES—36.9%
$250,000	[1]	Federal Farm Credit System Discount Notes, 0.270%, 4/4/2016	$249,537
7,139,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.136% - 0.283%, 8/1/2015 - 8/30/2015	7,140,008
500,000		Federal Farm Credit System, 1.500%, 11/16/2015	501,840
7,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.070% - 0.134%, 8/5/2015 - 10/20/2015	6,999,155
7,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.145% - 0.211%, 8/2/2015 - 10/27/2015	7,399,888
10,825,000		Federal Home Loan Bank System, 0.180% - 5.000%, 8/21/2015 - 3/11/2016	10,862,417
3,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.167% - 0.192%, 8/12/2015 - 8/16/2015	3,499,499
1,500,000	[1]	Federal National Mortgage Association Discount Notes, 0.180%, 9/1/2015	1,499,767
250,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.158%, 8/5/2015	250,000
223,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.234%, 10/1/2015	223,000
1,471,000		Federal National Mortgage Association, 0.500% - 5.000%, 10/26/2015 - 3/30/2016	1,480,919
694,000		Housing and Urban Development, 0.280%, 8/1/2015	694,000
1,000,000	[1]	Tennessee Valley Authority Discount Notes, 0.059%, 8/25/2015	999,961
		TOTAL GOVERNMENT AGENCIES	41,799,991
		U.S. TREASURY—0.9%
1,000,000		United States Treasury Notes, 1.375%, 11/30/2015	1,003,858
		REPURCHASE AGREEMENTS—62.3%
500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 7/13/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,020,833 on 8/12/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2063 and the market value of those underlying securities was $255,298,331.	500,000
3,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.11%, dated 7/14/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,149,722 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2063 and the market value of those underlying securities was $1,020,999,828.	3,000,000
Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$10,000,000		Interest in $118,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $118,001,573 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2045 and the market value of those underlying securities was $120,361,647.	$10,000,000
500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.22%, dated 3/5/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,414,028 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2062 and the market value of those underlying securities was $255,246,433.	500,000
4,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.13%, dated 7/29/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,250,031,597 on 8/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/15/2055 and the market value of those underlying securities was $1,282,355,769.	4,000,000
2,000,000		Interest in $400,000,000 joint repurchase agreement 0.12%, dated 7/27/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,009,333 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2045 and the market value of those underlying securities was $412,009,628.	2,000,000
15,000,000		Interest in $90,360,000 joint repurchase agreement 0.15%, dated 7/31/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $90,361,130 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $93,072,685.	15,000,000
20,777,000		Interest in $2,300,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,030,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,356,293,189.	20,777,000
10,000,000		Interest in $100,000,000 joint repurchase agreement 0.18%, dated 7/31/2015 under which Pershing LLC will repurchase securities provided as collateral for $100,001,500 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2045 and the market value of those underlying securities was $102,374,894.	10,000,000
Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$4,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.13%, dated 5/13/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $450,149,500 on 8/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2045 and the market value of those underlying securities was $460,507,020.	$4,000,000
750,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.13%, dated 7/1/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,083,056 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2045 and the market value of those underlying securities was $255,030,388.	750,000
		TOTAL REPURCHASE AGREEMENTS	70,527,000
		TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[4]	113,330,849
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(119,582)
		TOTAL NET ASSETS—100%	$113,211,267
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.12%	0.10%	0.18%	0.18%	0.21%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	1.14%	1.12%	1.07%	1.12%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,600	$113,360	$124,032	$128,392	$159,854
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.12%	0.10%	0.18%	0.18%	0.21%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	1.89%	1.86%	1.82%	1.87%	1.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,364	$5,020	$8,397	$10,689	$16,983
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.12%	0.10%	0.18%	0.18%	0.21%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	1.89%	1.86%	1.83%	1.87%	1.86%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,231	$6,949	$11,202	$7,644	$9,634
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.12%	0.10%	0.17%	0.18%	0.21%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	1.14%	1.11%	1.11%	1.12%	1.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,017	$1,573	$2,835	$1,212	$1,389
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investment in repurchase agreements	$70,527,000
Investment in securities	42,803,849
Total investment in securities, at amortized cost and fair value		$113,330,849
Cash		521
Income receivable		37,053
Receivable for shares sold		94,216
TOTAL ASSETS		113,462,639
Liabilities:
Payable for shares redeemed	144,750
Payable to adviser (Note 5)	15,340
Payable for transfer agent fee	53,281
Payable for Directors'/Trustees' fees (Note 5)	102
Payable for portfolio accounting fees	13,762
Payable for other service fees (Notes 2 and 5)	1,244
Payable for share registration costs	21,314
Accrued expenses (Note 5)	1,579
TOTAL LIABILITIES		251,372
Net assets for 113,266,211 shares outstanding		$113,211,267
Net Assets Consist of:
Paid-in capital		$113,211,285
Accumulated net realized loss on investments		(18)
TOTAL NET ASSETS		$113,211,267
Annual Shareholder Report
9

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($97,600,447 ÷ 97,655,304 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
Net asset value per share ($4,363,647 ÷ 4,363,730 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
Net asset value per share ($9,230,500 ÷ 9,230,504 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($2,016,673 ÷ 2,016,673 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$139,056
Expenses:
Investment adviser fee (Note 5)		$588,737
Administrative fee (Note 5)		92,148
Custodian fees		11,795
Transfer agent fee		270,372
Directors'/Trustees' fees (Note 5)		1,115
Auditing fees		20,600
Legal fees		8,978
Portfolio accounting fees		85,240
Distribution services fee (Note 5)		95,214
Other service fees (Notes 2 and 5)		292,708
Share registration costs		77,814
Printing and postage		25,761
Miscellaneous (Note 5)		6,902
TOTAL EXPENSES		1,577,384
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(588,737)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(849,591)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,438,328)
Net expenses			139,056
Net investment income			—
Net realized gain on investments			11
Change in net assets resulting from operations			$11
See Notes which are an integral part of the Financial Statements
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11

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	11	59
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11	59
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(0)[1]
Class B Shares	—	(0)[1]
Class C Shares	—	(0)[1]
Class F Shares	—	(0)[1]
Distributions from net realized gain on investments
Class A Shares	(35)	(38)
Class B Shares	(2)	(3)
Class C Shares	(3)	(5)
Class F Shares	(1)	(1)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41)	(47)
Share Transactions:
Proceeds from sale of shares	64,474,413	83,259,594
Net asset value of shares issued to shareholders in payment of distributions declared	40	44
Cost of shares redeemed	(78,165,059)	(102,823,191)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,690,606)	(19,563,553)
Change in net assets	(13,690,636)	(19,563,541)
Net Assets:
Beginning of period	126,901,903	146,465,444
End of period	$113,211,267	$126,901,903
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Liberty U.S. Government Money Market Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
On June 3, 2015, the Fund filed a supplement to its current Prospectus notifying shareholders that the Fund's Board of Trustees (the “Trustees”) have approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which Federated Government Reserves Fund, another fund of the Trust, would acquire all or substantially all of the assets of the Fund in complete liquidation and termination of the Fund. Pending submission of proxy materials to shareholders, a special meeting of the shareholders is proposed to be held on or about December 1, 2015 to approve or disapprove the proposed Reorganization.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
Annual Shareholder Report
13

an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended July 31, 2015, unaffiliated third parties waived $21,700 of transfer agent fees.
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14

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$256,948	$—	$(256,948)
Class B Shares	10,595	(10,595)	—
Class C Shares	21,143	—	(21,143)
Class F Shares	4,022	—	(4,022)
TOTAL	$292,708	$(10,595)	$(282,113)
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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15

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	46,542,317	$46,542,317	70,290,581	$70,290,581
Shares issued to shareholders in payment of distributions declared	34	34	35	35
Shares redeemed	(62,302,338)	(62,302,338)	(80,962,186)	(80,962,186)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(15,759,987)	$(15,759,987)	(10,671,570)	$(10,671,570)

Year Ended July 31	2015		2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,256,982	$2,256,982	2,473,446	$2,473,446
Shares issued to shareholders in payment of distributions declared	2	2	3	3
Shares redeemed	(2,913,408)	(2,913,408)	(5,849,894)	(5,849,894)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(656,424)	$(656,424)	(3,376,445)	$(3,376,445)
Annual Shareholder Report
16

Year Ended July 31	2015		2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	14,496,204	$14,496,204	7,823,375	$7,823,375
Shares issued to shareholders in payment of distributions declared	3	3	5	5
Shares redeemed	(12,214,415)	(12,214,415)	(12,076,472)	(12,076,472)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,281,792	$2,281,792	(4,253,092)	$(4,253,092)

Year Ended July 31	2015		2014
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,178,910	$1,178,910	2,672,192	$2,672,192
Shares issued to shareholders in payment of distributions declared	1	1	1	1
Shares redeemed	(734,898)	(734,898)	(3,934,639)	(3,934,639)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	444,013	$444,013	(1,262,446)	$(1,262,446)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(13,690,606)	$(13,690,606)	(19,563,553)	$(19,563,553)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$41	$47
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Capital loss deferrals	$(18)
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2015, for federal income tax purposes, post October losses of $18 were deferred to August 1, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million in average daily net assets; 0.475% on the second $500 million in average daily net assets; 0.450% on the third $500 million in average daily net assets; 0.425% on the fourth $500 million in average daily nets and 0.400% of average daily net assets
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in excess of $2 billion. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived its entire fee of $588,737 and voluntarily reimbursed $439,969 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Reimbursed
Class B Shares	$31,786	$(31,786)
Class C Shares	63,428	(63,428)
TOTAL	$95,214	$(95,214)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Other Service Fees
For the year ended July 31, 2015, FSSC reimbursed $10,595 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2015, FSC retained $12,135 of CDSC relating to redemptions of Class B Shares, $10,140 relating to redemptions of Class C Shares and $3,556 relating to redemptions of Class F Shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.83%, 1.83% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
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8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
9. SUBSEQUENT EVENTS
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF Federated liberty u.s. government money market trust:
We have audited the accompanying statement of assets and liabilities of Federated Liberty U.S. Government Money Market Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemption of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.00	$0.64[2]
Class B Shares	$1,000	$1,000.00	$0.69[3]
Class C Shares	$1,000	$1,000.00	$0.64[4]
Class F Shares	$1,000	$1,000.00	$0.69[5]
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	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,024.15	$0.65[2]
Class B Shares	$1,000	$1,024.10	$0.70[3]
Class C Shares	$1,000	$1,024.15	$0.65[4]
Class F Shares	$1,000	$1,024.10	$0.70[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.13%
Class B Shares	0.14%
Class C Shares	0.13%
Class F Shares	0.14%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.61 and $4.66, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.07 and $9.15, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.07 and $9.15, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.61 and $4.66, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
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At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract–May 2015
Federated Liberty U.S. Government Money Market Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report
32

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
33

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
34

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
Annual Shareholder Report
35

At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
Annual Shareholder Report
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The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
37

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Liberty U.S. Government Money Market Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N732
CUSIP 60934N724
CUSIP 608919817
CUSIP 608919791
8042603 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Institutional	MMPXX
Service	MMSXX
Capital	MMLXX
Eagle	MMMXX

Federated Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	26.1%
Bank Instruments	23.3%
Variable Rate Instruments	21.4%
Other Repurchase Agreements and Repurchase Agreements	31.9%
Other Assets and Liabilities—Net[2]	(2.7)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.3%[4]
8-30 Days	20.8%
31-90 Days	32.8%
91-180 Days	8.7%
181 Days or more	1.1%
Other Assets and Liabilities—Net[2]	(2.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, commercial paper, corporate bonds and corporate notes with interest rates that are fixed or reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 21.7% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.3%
		Finance - Automotive—0.2%
$420,375	[1,2]	ARI Fleet Lease Trust 2013-A, Class A2, 0.700%, 8/17/2015	$420,379
7,909,269		AmeriCredit Automobile Receivables Trust 2015-2, Class A1, 0.400%, 4/8/2016	7,909,269
		TOTAL	8,329,648
		Finance - Equipment—0.1%
6,256,255	[1,2]	Wheels SPV 2 LLC, Series 2015-1, Class A1, 0.400%, 6/20/2016	6,256,255
		TOTAL ASSET-BACKED SECURITIES	14,585,903
		BANK NOTE—2.8%
		Finance - Banking—2.8%
120,000,000		Bank of America N.A., 0.260% - 0.300%, 8/13/2015 - 10/23/2015	120,000,000
		CERTIFICATES OF DEPOSIT—23.3%
		Finance - Banking—23.3%
88,000,000		ABN Amro Bank NV, 0.320% - 0.340%, 9/15/2015 - 10/13/2015	87,953,838
10,000,000		BMO Harris Bank, N.A., 0.399%, 8/31/2015	10,000,000
25,000,000		BNP Paribas SA, 0.250%, 8/13/2015	25,000,000
15,000,000		Bank of Nova Scotia, Toronto, 0.330%, 11/9/2015	15,000,000
65,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.270% - 0.300%, 8/28/2015 - 10/15/2015	65,000,000
60,000,000		Credit Agricole Corporate and Investment Bank, 0.250% - 0.280%, 8/6/2015 - 9/3/2015	60,000,000
50,000,000		Credit Suisse, Zurich, 0.280%, 9/18/2015	50,000,000
200,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.250% - 0.300%, 8/4/2015 - 10/19/2015	200,000,000
46,400,000		Mizuho Bank Ltd., 0.240% - 0.290%, 8/17/2015 - 10/15/2015	46,400,145
118,000,000		Mizuho Bank Ltd., 0.300% - 0.360%, 9/3/2015 - 10/13/2015	117,952,273
75,000,000		Rabobank Nederland NV, Utrecht, 0.340%, 8/31/2015	75,000,000
70,000,000		Standard Chartered Bank PLC, 0.270% - 0.350%, 8/27/2015 - 12/2/2015	70,000,000
165,000,000		Sumitomo Mitsui Banking Corp., 0.290% - 0.320%, 10/5/2015 - 11/9/2015	165,000,000
20,000,000		Toronto Dominion Bank, 0.357%, 8/12/2015	20,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,007,306,256
		COMMERCIAL PAPER—19.2%[3]
		Finance - Banking—14.3%
50,000,000		Banque et Caisse d'Epargne de L'Etat, 0.316%, 8/18/2015	49,992,563
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Banking—continued
$5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.351%, 8/20/2015	$4,999,076
10,000,000	[1,2]	Gotham Funding Corp., 0.200%, 8/24/2015	9,998,722
139,000,000		HSBC USA, Inc., 0.310% - 0.406%, 8/19/2015 - 12/7/2015	138,865,617
132,000,000		ING (U.S.) Funding LLC, 0.260% - 0.280%, 8/4/2015 - 10/2/2015	131,987,399
55,000,000	[1,2]	J.P. Morgan Securities LLC, 0.401% - 0.603%, 10/9/2015 - 4/1/2016	54,879,056
60,000,000	[1,2]	LMA-Americas LLC, 0.260% - 0.280%, 8/20/2015 - 9/18/2015	59,987,031
110,000,000	[1,2]	Matchpoint Finance PLC, 0.280% - 0.300%, 10/2/2015 - 10/26/2015	109,944,611
30,000,000		Standard Chartered Bank PLC, 0.280%, 9/18/2015	29,988,800
25,000,000		State Street Corp., 0.451%, 12/21/2015	24,955,625
		TOTAL	615,598,500
		Finance - Commercial—2.4%
25,000,000	[1,2]	Alpine Securitization Corp., 0.290%, 10/21/2015	24,983,687
79,500,000	[1,2]	Atlantic Asset Securitization LLC, 0.270%, 8/12/2015 - 9/8/2015	79,485,004
		TOTAL	104,468,691
		Finance - Retail—2.5%
9,000,000	[1,2]	CAFCO, LLC, 0.451%, 2/1/2016	8,979,525
25,000,000	[1,2]	Chariot Funding LLC, 0.271%, 8/18/2015	24,996,813
74,000,000	[1,2]	Starbird Funding Corp., 0.280% - 0.300%, 9/9/2015 - 10/7/2015	73,965,568
		TOTAL	107,941,906
		TOTAL COMMERCIAL PAPER	828,009,097
		CORPORATE BONDS—3.8%
		Finance - Banking—0.8%
1,000,000		National Australia Bank Ltd., Melbourne, 1.600%, 8/7/2015	1,000,210
11,710,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.750%, 9/28/2015	11,754,568
1,025,000		Royal Bank of Canada, Montreal, 2.300%, 7/20/2016	1,040,181
2,800,000		Royal Bank of Canada, Montreal, 2.625%, 12/15/2015	2,822,572
14,726,000		Westpac Banking Corp. Ltd., Sydney, 0.950%, 1/12/2016	14,756,188
2,800,000		Westpac Banking Corp. Ltd., Sydney, 3.000%, 8/4/2015	2,800,619
		TOTAL	34,174,338
		Finance - Commercial—2.1%
7,390,000		General Electric Capital Corp., 1.000%, 1/8/2016	7,406,207
82,147,000		General Electric Capital Corp., 2.250%, 11/9/2015	82,560,166
1,100,000		General Electric Capital Corp., 4.375%, 9/21/2015	1,106,090
1,000,000		General Electric Capital Corp., 5.000%, 1/8/2016	1,019,821
		TOTAL	92,092,284
Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Insurance—0.9%
$36,406,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	$36,528,790
		TOTAL CORPORATE BONDS	162,795,412
		CORPORATE NOTE—0.0%
		Finance - Banking—0.0%
2,000,000		Royal Bank of Canada, Montreal, 0.850%, 3/8/2016	2,002,805
		NOTES - VARIABLE—21.4%[4]
		Aerospace/Auto—3.8%
15,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.399%, 8/5/2015	15,000,000
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.404%, 10/6/2015	50,000,000
31,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.287%, 8/17/2015	31,000,000
19,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.294%, 10/29/2015	19,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.299%, 10/15/2015	50,000,000
		TOTAL	165,000,000
		Finance - Banking—15.6%
20,000,000		BMO Harris Bank, N.A., 0.291%, 8/25/2015	20,000,000
25,000,000		BNP Paribas SA, Sr. Unsecured, 0.586%, 8/7/2015	25,014,106
25,000,000		Bank of Montreal, 0.317%, 8/12/2015	25,000,000
25,000,000		Bank of Montreal, 0.329%, 8/28/2015	25,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.288%, 8/7/2015	50,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.341%, 8/21/2015	25,000,000
9,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.295%, 8/24/2015	9,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.314%, 10/28/2015	50,000,000
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.326%, 8/17/2015	15,000,000
22,980,000		Fiore Capital LLC, Series 2005-A, (Wells Fargo Bank, N.A. LOC), 0.100%, 8/6/2015	22,980,000
25,000,000	[1,2]	J.P. Morgan Securities LLC, 0.387%, 8/17/2015	25,000,000
30,000,000		J.P. Morgan Securities LLC, 0.449%, 8/24/2015	30,000,000
2,905,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/4/2015	2,905,000
10,500,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 0.190%, 8/6/2015	10,500,000
70,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 0.337%, 8/13/2015	70,000,000
Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$3,100,000	[1,2]	National Australia Bank Ltd., Melbourne, Sr. Unsecured, 0.784%, 10/8/2015	$3,101,696
1,000,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.140%, 8/6/2015	1,000,000
11,000,000		Royal Bank of Canada, Montreal, 0.278%, 8/19/2015	11,000,000
20,000,000		Royal Bank of Canada, Montreal, 0.305%, 8/24/2015	20,000,000
10,000,000		Royal Bank of Canada, Montreal, 0.307%, 8/10/2015	10,000,000
15,000,000		Royal Bank of Canada, Montreal, 0.333%, 10/9/2015	15,000,000
800,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.120%, 8/6/2015	800,000
25,000,000		State Street Bank and Trust Co., 0.334%, 10/1/2015	25,000,000
870,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 8/4/2015	870,000
15,000,000		Sumitomo Mitsui Banking Corp., 0.287%, 8/3/2015	15,000,000
25,000,000		Sumitomo Mitsui Banking Corp., 0.289%, 8/10/2015	25,000,000
35,000,000		Toronto Dominion Bank, 0.278%, 8/18/2015	35,000,000
10,000,000		Toronto Dominion Bank, 0.278%, 8/3/2015	10,000,000
25,000,000		Toronto Dominion Bank, 0.278%, 8/4/2015	25,000,000
25,000,000		Toronto Dominion Bank, 0.310%, 8/12/2015	25,000,000
12,950,000		U.S. Bank, N.A., 0.344%, 10/1/2015	12,950,697
250,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.170%, 8/6/2015	250,000
35,000,000		Wells Fargo Bank, N.A., 0.434%, 9/2/2015	35,024,830
		TOTAL	675,396,329
		Finance - Commercial—1.4%
35,000,000	[1,2]	Fairway Finance Co. LLC, 0.349%, 2/3/2016	35,000,000
6,940,000		General Electric Capital Corp., 0.484%, 10/8/2015	6,944,760
6,885,000		General Electric Capital Corp., 0.516%, 10/14/2015	6,890,159
3,600,000		General Electric Capital Corp., 0.884%, 10/8/2015	3,608,510
1,000,000		General Electric Capital Corp., 1.029%, 8/11/2015	1,000,193
7,867,000		General Electric Capital Corp., Sr. Unsecured, 0.932%, 9/30/2015	7,875,228
		TOTAL	61,318,850
		Finance - Retail—0.5%
20,000,000	[1,2]	Barton Capital LLC, 0.289%, 8/10/2015	20,000,000
		Government Agency—0.1%
3,000,000		MB N4P3, LLC, (Series 2015) Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.140%, 8/6/2015	3,000,000
Annual Shareholder Report
5

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Oil & Oil Finance—0.0%
$850,000	Shell International Finance B.V., Sr. Unsecured, 0.349%, 8/10/2015	$850,080
	TOTAL NOTES – VARIABLE	925,565,259
	OTHER REPURCHASE AGREEMENTS—15.1%
	Finance - Banking—15.1%
20,000,000	BMO Capital Markets Corp., 0.183%, 8/3/2015, interest in a $115,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $115,001,725, in which corporate bonds, medium-term notes and U.S Treasury bills with a market value of $117,301,797 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
46,000,000	BNP Paribas Securities Corp., 0.183% - 0.466%, 8/3/2015 - 8/6/2015, interest in a $426,000,000 collateralized loan agreement, dated 5/8/2015 - 7/31/2015, will repurchase securities provided as collateral for $426,233,390, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and a medium-term note with a market value of $435,205,697 have been received as collateral and held with BNY Mellon as tri-party agent.	46,000,000
135,000,000	Citigroup Global Markets, Inc., 0.264% - 0.801%, 8/3/2015 - 9/8/2015, interest in a $330,000,000 collateralized loan agreement, dated 7/10/2015-7/31/2015, will repurchase securities provided as collateral for $330,264,625, in which asset-backed securities, collateralized mortgage obligations, common stock and convertible preferred securities with a market value of $336,710,998 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
60,000,000	HSBC Securities (USA), Inc., 0.284%, 8/3/2015, interest in a $170,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $170,003,967, in which corporate bonds and medium-term notes with a market value of $173,400,217 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
75,000,000	J.P. Morgan Securities LLC, 0.365% - 0.385%, 9/8/2015 - 9/30/2015, interest in a $650,000,000 collateralized loan agreement, dated 6/8/2015 - 7/1/2015, will repurchase securities provided as collateral for $650,615,944, in which asset-backed securities with a market value of $663,306,406 have been received as collateral and held with JPMorgan Chase as tri-party agent.	75,000,000
27,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.385% - 0.456%, 8/3/2015, interest in a $235,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $235,007,792, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $239,708,054 have been received as collateral and held with BNY Mellon as tri-party agent.	27,000,000
Annual Shareholder Report
6

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
120,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 8/20/2015 - 8/31/2015, interest in a $400,000,000 collateralized loan agreement, dated 7/20/2015 -7/30/2015, will repurchase securities provided as collateral for $400,087,500, in which American depositary receipts, asset-backed securities, commercial paper, common stock, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes, municipal bonds and a preferred stock with a market value of $408,025,501 have been received as collateral and held with BNY Mellon as tri-party agent.	$120,000,000
$55,000,000	RBC Capital Markets, LLC, 0.436% - 0.456%, 8/18/2015 - 10/6/2015, interest in a $450,000,000 collateralized loan agreement, dated 2/19/2015 - 7/6/2015, will repurchase securities provided as collateral for $450,782,278, in which corporate bonds, municipal bonds and U.S. Government agency securities with a market value of $459,594,165 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
115,000,000	Wells Fargo Securities LLC, 0.456%, 10/5/2015 - 10/9/2015, interest in a $900,000,000 collateralized loan agreement, dated 7/7/2015 - 7/13/2015, will repurchase securities provided as collateral for $901,005,000, in which asset-backed securities and collateralized mortgage obligations with a market value of $918,279,227 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	653,000,000
	REPURCHASE AGREEMENTS—16.8%
150,000,000	Interest in $2,150,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,150,028,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/25/2048 and the market value of those underlying securities was $2,196,281,454.	150,000,000
69,000,000	Interest in $119,000,000 joint repurchase agreement 0.05%, dated 7/31/2015 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $119,000,496 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 5/15/2045 and the market value of that underlying security was $121,380,567.	69,000,000
306,209,000	Interest in $2,300,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,030,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,356,293,189.	306,209,000
Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$200,000,000	Interest in $750,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $750,010,000 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $765,001,694.	$200,000,000
	TOTAL REPURCHASE AGREEMENTS	725,209,000
	TOTAL INVESTMENTS—102.7% (AT AMORTIZED COST)[5]	4,438,473,732
	OTHER ASSETS AND LIABILITIES - NET— (2.7)%[6]	(117,629,244)
	TOTAL NET ASSETS—100%	$4,320,844,488
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $734,280,781, which represented 17.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $734,280,781, which represented 17.0% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
8

The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014[1,2]	2013[1]	2012[1]	2011[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.001	0.002	0.002
Net realized gain (loss) on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	(0.000)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.001	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.11%	0.05%	0.13%	0.19%	0.19%
Ratios to Average Net Assets:
Net expenses	0.15%	0.20%[5]	0.20%	0.20%	0.20%
Net investment income	0.11%	0.05%	0.14%	0.19%	0.20%
Expense waiver/reimbursement[6]	0.14%	0.11%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,055,957	$461,278	$695,138	$682,218	$905,645
1	Federated Prime Management Obligations Fund (the “Predecessor Fund”) was reorganized into Federated Money Market Management (the “Fund”) as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value.
5	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014[1,2]	2013[1]	2012[1]	2011[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Net realized gain (loss) on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	(0.000)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%	0.25%[5]	0.33%	0.38%	0.39%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.30%	0.31%	0.23%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,823	$359,164	$863,455	$785,594	$860,836
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value.
5	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014[1,2]	2013[1]	2012[1]	2011[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.000[3]	0.000[3]	0.001	0.001
Net realized gain (loss) on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	(0.000)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.000[3]	0.000[3]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.02%	0.01%	0.04%	0.09%	0.10%
Ratios to Average Net Assets:
Net expenses	0.25%	0.25%[5]	0.29%	0.30%	0.30%
Net investment income	0.02%	0.01%	0.04%	0.09%	0.10%
Expense waiver/reimbursement[6]	0.15%	0.15%	0.11%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,175	$34,502	$348,153	$322,787	$403,955
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value.
5	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2015	Period Ended 7/31/2014[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	—
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%
Ratios to Average Net Assets:
Net expenses	0.25%	0.23%[4]
Net investment income	0.01%	0.00%[4]
Expense waiver/reimbursement[5]	0.30%	0.51%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,889	$17,071
1	Reflects operations for the period from July 21, 2014 (deemed the date of initial investment pursuant to a reorganization that took place on July 18, 2014) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investment in repurchase agreements	$1,378,209,000
Investment in securities	3,060,264,732
Total investment in securities, at amortized cost and fair value		$4,438,473,732
Cash		913
Income receivable		1,767,374
Receivable for shares sold		34,639
TOTAL ASSETS		4,440,276,658
Liabilities:
Payable for investments purchased	43,979,525
Payable for shares redeemed	35,816
Income distribution payable	253,731
Due to transfer agent	75,000,000
Payable for other service fees (Notes 3 and 6)	39,933
Accrued expenses (Note 6)	123,165
TOTAL LIABILITIES		119,432,170
Net assets for 4,320,810,728 shares outstanding		$4,320,844,488
Net Assets Consist of:
Paid-in capital		$4,320,810,727
Accumulated net realized gain on investments		28,157
Undistributed net investment income		5,604
TOTAL NET ASSETS		$4,320,844,488
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,055,956,904 ÷ 4,055,925,230 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$143,823,241 ÷ 143,822,105 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$105,175,369 ÷ 105,174,544 shares outstanding, no par value, unlimited shares authorized		$1.00
Eagle Shares:
$15,888,974 ÷ 15,888,849 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$8,085,658
Expenses:
Investment adviser fee (Note 6)		$6,022,502
Administrative fee (Note 6)		2,356,419
Custodian fees		108,986
Transfer agent fee		64,800
Directors'/Trustees' fees (Note 6)		10,486
Auditing fees		24,750
Legal fees		8,583
Portfolio accounting fees		202,650
Other service fees (Notes 3 and 6)		572,700
Share registration costs		67,238
Printing and postage		29,466
Miscellaneous (Note 6)		18,733
TOTAL EXPENSES		9,487,313
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 6)	$(4,250,185)
Waiver/reimbursement of other operating expenses (Notes 3 and 6)	(310,100)
TOTAL WAIVERS AND REIMBURSEMENT		(4,560,285)
Net expenses			4,927,028
Net investment income			3,158,630
Net realized gain on investments			30,601
Change in net assets resulting from operations			$3,189,231
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,158,630	$493,603
Net realized gain on investments	30,601	5,334
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,189,231	498,937
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,118,497)	(411,636)
Service Shares	(15,552)	(20,681)
Capital Shares	(17,901)	(67,144)
Eagle Shares	(1,315)	—
Distributions from net realized gain on investments
Institutional Shares	(2,166)	(7,725)
Service Shares	(168)	(2,947)
Capital Shares	(29)	(8,373)
Eagle Shares	(14)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,155,642)	(518,506)
Share Transactions:
Proceeds from sale of shares	21,201,359,388	6,459,610,522
Exchange of Successor Fund Shares in connection with the tax-free reorganization of assets from Federated Prime Management Obligations Fund	—	17,798,273
Net asset value of shares issued to shareholders in payment of distributions declared	1,138,616	229,973
Cost of shares redeemed	(17,753,701,790)	(7,512,350,643)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,448,796,214	(1,034,711,875)
Change in net assets	3,448,829,803	(1,034,731,444)
Net Assets:
Beginning of period	872,014,685	1,906,746,129
End of period (including undistributed net investment income of $5,604 and $239, respectively)	$4,320,844,488	$872,014,685
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. REORGANIZATION
The Fund is the successor (the “Successor Fund”) to Federated Prime Management Obligations Fund (the “Predecessor Fund”), another open-end investment company of the Trust, pursuant to a tax-free reorganization, approved by the Trustees on April 30, 2014, that took place as of the close of business on July 18, 2014. On that date, Institutional Shares, Service Shares and Capital Shares of the Predecessor Fund were exchanged for Institutional Shares, Service Shares and Capital Shares, respectively, of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies.
For every one share of the Predecessor Fund's Institutional Shares exchanged, a shareholder received one share of the Successor Fund's Institutional Shares.
For every one share of the Predecessor Fund's Service Shares exchanged, a shareholder received one share of the Successor Fund's Service Shares.
For every one share of the Predecessor Fund's Capital Shares exchanged, a shareholder received one share of the Successor Fund's Capital Shares.
As a result of the reorganization on July 18, 2014, the Predecessor Fund became the accounting survivor. Accordingly, the performance information presented in the financial statement for the periods prior to July 18, 2014, is historical information of the Predecessor Fund.
Assuming the acquisition had been completed on August 1, 2013, the beginning of the annual reporting period of the Fund, the Successor Fund's pro forma results of operations for the year ended July 31, 2014, are as follows:
Net investment income*	$498,374
Net realized gain on investments	$5,334
Net increase in net assets resulting from operations	$503,708
*	Net investment income includes $4,697 of pro forma additional expenses.
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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes as of July 31, 2014.
The Successor Fund received net assets from Predecessor Fund as the result of the tax-free reorganization as follows:
Shares of the Successor Fund Issued	Predecessor Fund Net Assets Received	Net Assets of the Successor Fund Immediately Prior to Combination	Net Assets of the Successor Fund Immediately After Combination
900,378,547	$900,378,547	$17,798,273	$918,176,820
3. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Eagle Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This wavier can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$454,688	$(32,421)	$(248,263)
Capital Shares	76,468	(905)	(3,113)
Eagle Shares	41,544	(447)	(24,951)
TOTAL	$572,700	$(33,773)	$(276,327)
For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
4. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,438,368,210	$20,438,369,416	5,299,212,245	$5,299,213,970
Exchange of Successor Fund shares in connection with the tax-free reorganization of Federated Prime Management Obligations Fund	—	—	1,030,530	1,030,530
Shares issued to shareholders in payment of distributions declared	1,136,342	1,136,342	164,787	164,787
Shares redeemed	(16,844,858,052)	(16,844,858,052)	(5,534,261,845)	(5,534,261,845)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,594,646,500	$3,594,647,706	(233,854,283)	$(233,852,558)
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Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	542,816,808	$542,817,420	848,876,138	$848,877,810
Exchange of Successor Fund shares in connection with the tax-free reorganization of Federated Prime Management Obligations Fund	—	—	100	100
Shares issued to shareholders in payment of distributions declared	542	542	47,866	47,866
Shares redeemed	(758,159,870)	(758,159,870)	(1,353,208,040)	(1,353,208,040)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(215,342,520)	$(215,341,908)	(504,283,936)	$(504,282,264)

Year Ended July 31	2015		2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	208,497,579	$208,497,625	311,093,030	$311,093,204
Exchange of Successor Fund shares in connection with the tax-free reorganization of Federated Prime Management Obligations Fund	—	—	100	100
Shares issued to shareholders in payment of distributions declared	420	420	17,320	17,320
Shares redeemed	(137,825,607)	(137,825,607)	(624,758,657)	(624,758,657)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	70,672,392	$70,672,438	(313,648,207)	$(313,648,033)

	Year Ended 7/31/2015		Period Ended 7/31/2014[1]
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	11,675,202	$11,674,927	425,523	$425,538
Exchange of Successor Fund shares in connection with the tax-free reorganization of Federated Prime Management Obligations Fund	—	—	16,767,174	16,767,543
Shares issued to shareholders in payment of distributions declared	1,312	1,312	—	—
Shares redeemed	(12,858,261)	(12,858,261)	(122,101)	(122,101)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(1,181,747)	$(1,182,022)	17,070,596	$17,070,980
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,448,794,625	$3,448,796,214	(1,034,715,830)	$(1,034,711,875)
1	Reflects operations for the period from July 12, 2014 (date of initial investment) to July 31, 2014.
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5. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$3,155,642	$518,506
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$33,761
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The Fund used capital loss carryforwards of $67 to offset capital gains realized during the year ended July 31, 2015.
6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived $4,250,185 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Other Service Fees
For the year ended July 31, 2015, FSSC received $17,733 and reimbursed $33,773 of the other service fees disclosed in Note 3.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,000,000 and $16,250,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
7. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of financial service companies. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
10. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
11. subsequent events
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2015, 94.98% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF FEDERATED Money market management:
We have audited the accompanying statement of assets and liabilities of Federated Money Market Management (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years ended July 31, 2013 were audited by another independent registered public accounting firm whose report, dated September 23, 2013, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Money Market Management, a portfolio of Money Market Obligations Trust, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.60	$0.74
Service Shares	$1,000	$1,000.00	$1.34[2]
Capital Shares	$1,000	$1,000.10	$1.24
Eagle Shares	$1,000	$1,000.00	$$1.34[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.05	$0.75
Service Shares	$1,000	$1,023.46	$1.35[2]
Capital Shares	$1,000	$1,023.55	$1.25
Eagle Shares	$1,000	$1,023.46	$1.35[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.27%
Capital Shares	0.25%
Eagle Shares	0.27%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 6 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.98 and $2.01, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 6 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.98 and $2.01, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
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At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Officer since: August 2006 Portfolio Manager since: April 1997	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Mark F. Weiss Birth Date: January 8, 1972 Vice President Officer since: June 2012 Portfolio Manager since: September 2011	Principal Occupations: Mark F. Weiss has been the Fund's Portfolio Manager since September 2011. He is a Vice President of the Trust with respect to the Fund. Mr. Weiss joined Federated in 1994 and has been a Vice President of the Fund's Adviser and a Senior Investment Analyst since January 2007. He is responsible for portfolio management and investment research in the fixed-income area concentrating on taxable money market instruments. Mr. Weiss has received the Chartered Financial Analyst designation and holds a B.A. and M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Money Market Management (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Notes
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Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
28876 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
IS	MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	87.5%
Municipal Notes	12.4%
Commercial Paper	0.4%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.4%
8-30 Days	1.1%
31-90 Days	1.4%
91-180 Days	5.5%
181 Days or more	8.9%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount		Value
	SHORT-TERM MUNICIPALS—100.3%[1,2]
	Alabama—3.6%
$3,215,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/6/2015	$3,215,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments, Ltd.)/(FNMA LOC), 0.080%, 8/6/2015	3,470,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.080%, 8/6/2015	7,325,000
8,400,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.080%, 8/6/2015	8,400,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.080%, 8/6/2015	8,440,000
1,645,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/6/2015	1,645,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.130%, 8/6/2015	10,000,000
5,180,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.070%, 8/6/2015	5,180,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.050%, 8/3/2015	25,000,000
4,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.070%, 8/6/2015	4,000,000
6,000,000	Montgomery, AL IDB, IDRB's (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/6/2015	6,000,000
390,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.210%, 8/6/2015	390,000
	TOTAL	83,065,000
	Alaska—1.8%
42,600,000	Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.020%, 8/5/2015	42,600,000
	Arizona—0.4%
8,800,000	Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Villas Solanas Apartments)/(FNMA LOC), 0.040%, 8/6/2015	8,800,000
	California—7.0%
2,750,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(MUFG Union Bank, N.A. LOC), 0.070%, 8/6/2015	2,750,000
2,385,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.100%, 8/6/2015	2,385,000
Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	California—continued
$2,484,000	Alameda County, CA IDA, (Series 2014) Weekly VRDNs (Evolve Manufacturing Technologies, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/6/2015	$2,484,000
3,000,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (Gordon Brush Manufacturing Company, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/6/2015	3,000,000
5,330,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.090%, 8/6/2015	5,330,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 8/6/2015	6,815,000
280,000	California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.110%, 8/5/2015	280,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.070%, 8/6/2015	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.080%, 8/6/2015	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.070%, 8/6/2015	2,940,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.070%, 8/6/2015	2,000,000
3,000,000	California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.090%, 8/6/2015	3,000,000
6,645,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/5/2015	6,645,000
1,405,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(MUFG Union Bank, N.A. LOC), 0.070%, 8/5/2015	1,405,000
2,075,000	California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.110%, 8/5/2015	2,075,000
2,805,000	California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.110%, 8/5/2015	2,805,000
5,135,000	California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.090%, 8/5/2015	5,135,000
2,390,000	California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(MUFG Union Bank, N.A. LOC), 0.070%, 8/5/2015	2,390,000
5,500,000	California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(MUFG Union Bank, N.A. LOC), 0.070%, 8/5/2015	5,500,000
2,635,000	California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.110%, 8/5/2015	2,635,000
2,205,000	California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.110%, 8/5/2015	2,205,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,905,000		California PCFA, (Series 2014) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.080%, 8/5/2015	$2,905,000
1,170,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.110%, 8/5/2015	1,170,000
10,000,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/5/2015	10,000,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.110%, 8/5/2015	3,855,000
2,200,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.400%, 8/6/2015	2,200,000
3,145,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.100%, 8/6/2015	3,145,000
4,200,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.020%, 8/6/2015	4,200,000
10,000,000	[3,4]	Coast CCD, CA, GS Trust (Series 33TPZ), 0.25% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 3/23/2016	10,000,000
27,825,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 8/6/2015	27,825,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.090%, 8/6/2015	15,000,000
6,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 3), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 8/6/2015	6,000,000
6,000,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1033) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	6,000,000
		TOTAL	162,579,000
		Colorado—2.9%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.120%, 8/6/2015	1,000,000
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.070%, 8/6/2015	3,300,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.070%, 8/6/2015	2,300,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$3,140,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.070%, 8/6/2015	$3,140,000
14,790,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	14,790,000
34,710,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 8/6/2015	34,710,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, Tender Option Bond Trust Certificates (2015-XF1036) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/6/2015	7,500,000
		TOTAL	66,740,000
		Connecticut—0.5%
4,900,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.030%, 8/5/2015	4,900,000
3,000,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 8/6/2015	3,000,000
3,815,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.020%, 8/6/2015	3,815,000
		TOTAL	11,715,000
		District of Columbia—0.2%
3,680,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.090%, 8/6/2015	3,680,000
		Florida—6.5%
2,165,000		Broward County, FL Airport System, (Series A), 3.00% Bonds, 10/1/2015	2,174,868
420,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 8/6/2015	420,000
1,179,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.140%, 8/6/2015	1,179,000
2,900,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/5/2015	2,900,000
10,280,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	10,280,000
17,093,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 8/6/2015	17,093,000
62,400,000	[3,4]	Miami-Dade County, FL Aviation, SPEARs (Series DBE-459) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/6/2015	62,400,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$47,285,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.040%, 8/3/2015	$47,285,000
8,620,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 8/7/2015	8,620,000
		TOTAL	152,351,868
		Georgia—7.2%
28,100,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.050%, 8/5/2015	28,100,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.120%, 8/6/2015	5,400,000
40,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.030%, 8/3/2015	40,000,000
4,500,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.080%, 8/6/2015	4,500,000
9,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.080%, 8/6/2015	9,000,000
18,120,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/5/2015	18,120,000
7,700,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.090%, 8/6/2015	7,700,000
1,950,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/6/2015	1,950,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.030%, 8/3/2015	3,800,000
13,000,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.030%, 8/3/2015	13,000,000
5,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.080%, 8/6/2015	5,600,000
7,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.020%, 8/3/2015	7,600,000
8,000,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.020%, 8/3/2015	8,000,000
15,000,000		Wayne County, GA, IDA, (Series 2000) Weekly VRDNs (Rayonier, Inc.)/(Bank of America N.A. LOC), 0.050%, 8/5/2015	15,000,000
		TOTAL	167,770,000
		Hawaii—0.1%
2,190,250		Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(MUFG Union Bank, N.A. LOC), 0.090%, 8/4/2015	2,190,250
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Idaho—1.5%
$35,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/5/2015	$35,000,000
		Illinois—2.2%
3,490,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.100%, 8/6/2015	3,490,000
1,110,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.140%, 8/6/2015	1,110,000
1,500,000		Chicago, IL O'Hare International Airport, (Series A), 5.00% Bonds, 1/1/2016	1,529,136
1,555,000		Chicago, IL O'Hare International Airport, (Series E), 5.00% Bonds, 1/1/2016	1,582,662
8,628,000		Chicago, IL, (Series D-1), 0.10% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 9/17/2015	8,628,000
1,190,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 8/6/2015	1,190,000
1,010,000		Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 8/5/2015	1,010,000
6,000,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 8/6/2015	6,000,000
2,230,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.170%, 8/6/2015	2,230,000
3,465,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.140%, 8/6/2015	3,465,000
19,505,000	[3,4]	Illinois Housing Development Authority, SPEARs (DB-1001) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.320%, 8/6/2015	19,505,000
340,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/6/2015	340,000
		TOTAL	50,079,798
		Indiana—5.4%
8,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2015	8,050,717
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.080%, 8/6/2015	7,250,000
1,600,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 8/6/2015	1,600,000
Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$1,705,000	Indiana State Educational Faciilities Authority, (Series 2001) Weekly VRDNs (Martin University)/(KeyBank, N.A. LOC), 0.140%, 8/6/2015	$1,705,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.200%, 8/6/2015	7,400,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.050%, 8/6/2015	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.050%, 8/6/2015	6,000,000
5,150,000	Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 8/6/2015	5,150,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 8/6/2015	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 8/6/2015	1,000,000
40,000,000	Posey County, IN EDA, (Series 2013A), 0.25% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/3/2015	40,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 8/6/2015	10,000,000
22,900,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% Bonds (BP PLC), 1/1/2016	23,341,037
	TOTAL	126,496,754
	Iowa—1.0%
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.150%, 8/6/2015	4,770,000
7,700,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.080%, 8/6/2015	7,700,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.080%, 8/6/2015	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.070%, 8/6/2015	6,000,000
	TOTAL	23,770,000
	Kansas—0.3%
6,885,000	Wichita, KS, (Series 270), 0.30% BANs, 10/15/2015	6,885,000
	Kentucky—0.9%
5,500,000	Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 8/6/2015	5,500,000
5,740,000	Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 8/6/2015	5,740,000
10,000,000	Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.050%, 8/6/2015	10,000,000
	TOTAL	21,240,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—1.0%
$4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/5/2015	$4,900,000
765,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/ (Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 8/6/2015	765,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.080%, 8/6/2015	4,630,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.230%, 8/5/2015	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.230%, 8/5/2015	6,000,000
		TOTAL	23,295,000
		Maryland—0.3%
2,935,000	[3,4]	Maryland Community Development Administration—Residential Revenue, Tender Option Bond Trust Receipts (2015-XF0079) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/6/2015	2,935,000
1,330,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/7/2015	1,330,000
1,700,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2015	1,700,000
		TOTAL	5,965,000
		Massachusetts—2.8%
9,000,000		Greater Lowell, MA Regional Vocational Technical School District, 1.00% BANs, 4/22/2016	9,038,920
3,220,125		Haverhill, MA, 1.00% BANs, 10/16/2015	3,225,205
24,265,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Windows MVRENs (Series 2010A), 0.220%, 8/6/2015	24,265,000
840,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.150%, 8/5/2015	840,000
2,585,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.150%, 8/5/2015	2,585,000
15,500,000		Massachusetts State HFA, (Quincy Point Series A), 0.33% TOBs (Escrow Account COL), Mandatory Tender 1/15/2016	15,500,000
8,990,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.220%, 8/6/2015	8,990,000
		TOTAL	64,444,125
		Michigan—5.3%
1,270,000		Genesee County, MI EDC, (Series 2000) Weekly VRDNs (Dee Cramer, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.140%, 8/6/2015	1,270,000
Annual Shareholder Report
9

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$5,500,000	Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.140%, 8/6/2015	$5,500,000
19,290,000	Kent Hospital Finance Authority, MI, (Spectrum Health), MVRENs (Series 2015A), 0.220%, 8/6/2015	19,290,000
1,340,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 8/7/2015	1,340,000
17,675,000	Michigan State Housing Development Authority, (2005 Series A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.050%, 8/5/2015	17,675,000
9,425,000	Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 8/5/2015	9,425,000
20,000,000	Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.100%, 8/5/2015	20,000,000
37,620,000	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.120%, 8/5/2015	37,620,000
3,240,000	Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.120%, 8/6/2015	3,240,000
1,585,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.140%, 8/6/2015	1,585,000
3,160,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.130%, 8/7/2015	3,160,000
2,530,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 8/7/2015	2,530,000
	TOTAL	122,635,000
	Minnesota—0.2%
280,000	Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2015	280,000
800,000	Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2015	800,000
1,700,000	Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.050%, 8/6/2015	1,700,000
965,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.070%, 8/6/2015	965,000
390,000	St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/6/2015	390,000
	TOTAL	4,135,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—1.8%
$770,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/ (Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 8/6/2015	$770,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/6/2015	9,570,000
6,400,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.080%, 8/6/2015	6,400,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/6/2015	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/6/2015	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.080%, 8/6/2015	6,075,000
		TOTAL	41,815,000
		Missouri—0.9%
20,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.220%, 8/6/2015	20,000,000
		Multi-State—12.0%
5,530,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 8/6/2015	5,530,000
305,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 8/6/2015	305,000
3,330,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 8/6/2015	3,330,000
2,506,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.170%, 8/6/2015	2,506,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.140%, 8/6/2015	85,300,000
5,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 8/6/2015	5,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.110%, 8/6/2015	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (Citibank N.A. LIQ), 0.110%, 8/6/2015	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.110%, 8/6/2015	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.120%, 8/6/2015	30,000,000
		TOTAL	278,271,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Hampshire—0.1%
$3,420,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.060%, 8/3/2015	$3,420,000
		New Jersey—6.0%
8,883,750		Avalon Boro, NJ, 1.00% BANs, 2/24/2016	8,917,851
5,639,155		Boonton, NJ, 1.00% BANs, 11/20/2015	5,648,707
4,500,000		Cape May, NJ, 2.00% BANs, 7/15/2016	4,553,225
5,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 8/6/2015	5,000,000
10,035,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	10,127,522
5,215,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.270%, 8/5/2015	5,215,000
3,000,000		New Jersey Housing & Mortgage Finance Agency, Multi-family Revenue Bonds (Series 2006A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.140%, 8/6/2015	3,000,000
50,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/6/2015	50,000,000
6,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 8/6/2015	6,000,000
16,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 8/6/2015	16,000,000
17,102,000		South River, NJ, 1.00% BANs, 12/15/2015	17,140,019
4,000,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	4,022,468
3,551,400		Woodcliff Lake, NJ, 1.25% BANs, 2/26/2016	3,567,591
		TOTAL	139,192,383
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/6/2015	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/6/2015	3,400,000
550,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.300%, 8/5/2015	550,000
		TOTAL	4,050,000
		New York—8.6%
10,600,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	10,677,871
Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$5,700,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	$5,714,426
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.080%, 8/6/2015	5,590,000
12,000,000		Malone, NY CSD, 1.50% BANs, 7/15/2016	12,090,854
10,000,000		Mt. Vernon, NY City School District, 1.00% BANs, 8/20/2015	10,001,702
4,375,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.140%, 8/6/2015	4,375,000
6,760,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 8/6/2015	6,760,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.150%, 8/5/2015	24,880,000
20,750,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/3/2015	20,750,000
4,785,000	[3,4]	New York State Mortgage Agency, Tender Option Bond Trust Certificates (2015-XF2135) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 8/6/2015	4,785,000
11,880,000		North Tonawanda, NY City School District, 1.00% BANs, 9/17/2015	11,891,137
7,500,000		Nyack, NY Unified Free School District, 2.00% BANs, 6/24/2016	7,590,055
20,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	20,105,816
11,300,000		Phelps-Clifton Springs, NY CSD, 1.75% BANs, 7/29/2016	11,420,465
10,660,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (DB-1024X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.320%, 8/6/2015	10,660,000
15,150,000		Rochester, NY, 2.00% BANs, 8/10/2015	15,156,597
1,520,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.200%, 8/5/2015	1,520,000
6,340,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.150%, 8/6/2015	6,340,000
10,000,000		Wappingers, NY CSD, (Series 2014C), 1.00% BANs, 12/15/2015	10,026,716
		TOTAL	200,335,639
		North Carolina—1.0%
8,985,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.200%, 8/6/2015	8,985,000
360,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/5/2015	360,000
13,905,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.220%, 8/6/2015	13,905,000
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$1,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.050%, 8/6/2015	$1,000,000
		TOTAL	24,250,000
		North Dakota—2.5%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/5/2015	30,000,000
27,330,000		Traill County, ND, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.070%, 8/6/2015	27,330,000
		TOTAL	57,330,000
		Oklahoma—0.4%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/6/2015	8,000,000
548,501	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 8/6/2015	548,501
		TOTAL	8,548,501
		Oregon—1.9%
24,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 8/6/2015	24,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 8/6/2015	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 8/6/2015	10,000,000
		TOTAL	44,650,000
		Pennsylvania—1.9%
43,650,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 8/5/2015	43,650,000
1,000,000		Pennsylvania HFA, (Series 2004-81C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.030%, 8/5/2015	1,000,000
		TOTAL	44,650,000
		Rhode Island—0.2%
5,475,000		Rhode Island State Health and Educational Building Corp., (Series 2005A) Catholic School Pool Program Issue Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.050%, 8/3/2015	5,475,000
		South Carolina—0.6%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.240%, 8/5/2015	8,000,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.180%, 8/5/2015	$6,000,000
		TOTAL	14,000,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.070%, 8/6/2015	3,000,000
		Tennessee—2.1%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/6/2015	3,500,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.240%, 8/5/2015	12,800,000
32,190,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.080%, 8/5/2015	32,190,000
		TOTAL	48,490,000
		Texas—5.1%
9,400,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/3/2015	9,400,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.070%, 8/6/2015	2,950,000
11,250,000	[3,4]	Dallas-Fort Worth, TX International Airport, SPEARs (DBE-1182) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 8/6/2015	11,250,000
19,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003) Weekly VRDNs (American Acryl LP)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 8/6/2015	19,000,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.240%, 8/5/2015	4,000,000
9,445,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	9,445,000
34,260,000		Texas State Department of Housing & Community Affairs, (Series 2004B) Weekly VRDNs (Texas State LIQ), 0.040%, 8/5/2015	34,260,000
21,000,000		Texas State Department of Housing & Community Affairs, (Series 2006H) Weekly VRDNs (Texas State LIQ), 0.040%, 8/5/2015	21,000,000
7,120,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/5/2015	7,120,000
		TOTAL	118,425,000
Annual Shareholder Report
15

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Utah—0.0%
$1,005,000	Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.170%, 8/6/2015	$1,005,000
	Virginia—0.4%
8,400,000	Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(PNC Bank, N.A. LOC), 0.050%, 8/5/2015	8,400,000
	Washington—1.8%
2,275,000	Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2015	2,275,000
575,000	Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 8/6/2015	575,000
7,375,000	Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.070%, 8/6/2015	7,375,000
15,930,000	Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.070%, 8/5/2015	15,930,000
3,850,000	Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 8/6/2015	3,850,000
6,940,000	Washington State Housing Finance Commission, (Series 2008A) Weekly VRDNs (ECCO Properties )/(KeyBank, N.A. LOC), 0.100%, 8/6/2015	6,940,000
5,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.070%, 8/6/2015	5,560,000
	TOTAL	42,505,000
	Wisconsin—1.2%
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.180%, 8/6/2015	4,000,000
2,595,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/6/2015	2,595,000
3,530,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 8/6/2015	3,530,000
1,390,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 8/6/2015	1,390,000
6,180,000	Wisconsin Housing & EDA, Home Ownership Revenue (2008 Series A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 0.040%, 8/5/2015	6,180,000
4,445,000	Wisconsin Housing & EDA, Home Ownership Revenue (Series 2007C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.140%, 8/5/2015	4,445,000
5,465,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.040%, 8/5/2015	5,465,000
	TOTAL	27,605,000
Annual Shareholder Report
16

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—0.4%
$4,800,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 8/3/2015	$4,800,000
5,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/5/2015	5,700,000
	TOTAL	10,500,000
	TOTAL MUNICIPAL INVESTMENTS—100.3% (AT AMORTIZED COST)[5]	2,331,354,318
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(6,293,194)
	TOTAL NET ASSETS—100%	$2,325,061,124
Securities that are subject to the federal alternative minimum tax (AMT) represent 66.9% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
96.8%	3.2%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $668,071,501, which represented 28.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $668,071,501, which represented 28.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Annual Shareholder Report
17

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.001	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.05%	0.15%	0.20%
Ratios to Average Net Assets:
Net expenses	0.14%	0.16%	0.21%	0.21%[3]	0.21%[3]
Net investment income	0.01%	0.01%	0.06%	0.14%	0.20%
Expense waiver/reimbursement[4]	0.16%	0.14%	0.09%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,037,940	$1,242,908	$1,229,003	$2,268,337	$2,802,916
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21% and 0.21% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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19

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at amortized cost and fair value		$2,331,354,318
Cash		140,626
Income receivable		1,594,692
Receivable for investments sold		22,748,889
Receivable for shares sold		337,486
TOTAL ASSETS		2,356,176,011
Liabilities:
Payable for investments purchased	$30,754,666
Payable for shares redeemed	242,715
Income distribution payable	7,572
Payable to adviser (Note 5)	1,042
Payable for Directors'/Trustees' fees (Note 5)	1,330
Payable for other service fees (Notes 2 and 5)	9,489
Accrued expenses (Note 5)	98,073
TOTAL LIABILITIES		31,114,887
Net assets for 2,324,440,247 shares outstanding		$2,325,061,124
Net Assets Consist of:
Paid-in capital		$2,324,419,936
Accumulated net realized gain on investments		641,844
Distributions in excess of net investment income		(656)
TOTAL NET ASSETS		$2,325,061,124
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$1,037,939,593 ÷ 1,037,656,628 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$726,225,848 ÷ 726,039,782 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$15,750,106 ÷ 15,745,757 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$94,514,860 ÷ 94,488,954 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$450,630,517 ÷ 450,508,926 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$3,735,461
Expenses:
Investment adviser fee (Note 5)		$4,945,334
Administrative fee (Note 5)		1,935,074
Custodian fees		81,259
Transfer agent fee (Note 2)		32,400
Directors'/Trustees' fees (Note 5)		18,194
Auditing fees		21,000
Legal fees		35,902
Portfolio accounting fees		205,494
Distribution services fee (Note 5)		27,990
Other service fees (Notes 2 and 5)		2,446,066
Share registration costs		140,987
Printing and postage		44,270
Miscellaneous (Note 5)		27,330
TOTAL EXPENSES		9,961,300
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(3,993,704)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(2,478,633)
TOTAL WAIVERS AND REIMBURSEMENTS		(6,472,337)
Net expenses			3,488,963
Net investment income			246,498
Net realized gain on investments			641,861
Change in net assets resulting from operations			$888,359
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$246,498	$304,221
Net realized gain on investments	641,861	127,040
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	888,359	431,261
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(0)[1]	—
Institutional Shares	(109,201)	(137,382)
Service Shares	(76,639)	(80,534)
Cash II Shares	(43)	—
Cash Series Shares	(470)	—
Capital Shares	(60,967)	(79,858)
Trust Shares	(0)[1]	—
Distributions from net realized gain on investments
Institutional Shares	(53,503)	(90,581)
Service Shares	(38,012)	(50,658)
Capital Shares	(28,429)	(53,336)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(367,264)	(492,349)
Share Transactions:
Proceeds from sale of shares	4,767,904,820	5,200,389,388
Net asset value of shares issued to shareholders in payment of distributions declared	247,567	345,466
Cost of shares redeemed	(5,133,050,497)	(5,205,786,520)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(364,898,110)	(5,051,666)
Change in net assets	(364,377,015)	(5,112,754)
Net Assets:
Beginning of period	2,689,438,139	2,694,550,893
End of period (including undistributed (distributions in excess of) net investment income of $(656) and $166, respectively)	$2,325,061,124	$2,689,438,139
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Investment Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Investment Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
Effective June 2, 2015, the Fund began offering Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares.
The Trustees have approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which the Fund will acquire all or substantially all of the assets of Federated Municipal Cash Series in complete liquidation and termination of Federated Municipal Cash Series. Information statements will be sent to shareholders of Federated Municipal Cash Series explaining the Reorganization. The Reorganization is expected to occur in the fourth quarter of 2015.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs
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various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended July 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Institutional Shares	$12,176	$—	$—
Service Shares	8,550	—	—
Cash II Shares	388	—	(384)
Cash Series Shares	4,489	(4,441)	—
Capital Shares	6,797	—	—
TOTAL	$32,400	$(4,441)	$(384)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC
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may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,824,160	$(44,885)	$(1,779,141)
Cash II Shares	960	—	(960)
Cash Series Shares	11,103	(11,103)	—
Capital Shares	609,843	(2,497)	(607,232)
TOTAL	$2,446,066	$(58,485)	$(2,387,333)
For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees. The Fund's Investment Shares and Trust Shares incurred other service fees less than $1.00.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	100	$100	(—)	$(—)

Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,308,938,210	$2,308,938,210	2,512,551,712	$2,512,551,712
Shares issued to shareholders in payment of distributions declared	75,697	75,697	118,921	118,921
Shares redeemed	(2,514,211,481)	(2,514,211,481)	(2,498,737,396)	(2,498,737,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(205,197,574)	$(205,197,574)	13,933,237	$13,933,237

Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,462,779,997	$1,462,779,997	1,682,637,326	$1,682,637,326
Shares issued to shareholders in payment of distributions declared	100,768	100,768	113,962	113,962
Shares redeemed	(1,484,803,458)	(1,484,803,458)	(1,673,316,317)	(1,673,316,317)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(21,922,693)	$(21,922,693)	9,434,971	$9,434,971
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	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	16,794,384	$16,794,384	—	$—
Shares issued to shareholders in payment of distributions declared	43	43	—	—
Shares redeemed	(1,048,670)	(1,048,670)	(—)	(—)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	15,745,757	$15,745,757	(—)	$(—)

	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	107,249,585	$107,249,585	—	$—
Shares issued to shareholders in payment of distributions declared	470	470	—	—
Shares redeemed	(12,761,101)	(12,761,101)	(—)	(—)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	94,488,954	$94,488,954	(—)	$(—)

Year Ended July 31	2015		2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	872,142,444	$872,142,444	1,005,200,350	$1,005,200,350
Shares issued to shareholders in payment of distributions declared	70,589	70,589	112,583	112,583
Shares redeemed	(1,120,225,787)	(1,120,225,787)	(1,033,732,807)	(1,033,732,807)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(248,012,754)	$(248,012,754)	(28,419,874)	$(28,419,874)

	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	100	$100	(—)	$(—)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(364,898,110)	$(364,898,110)	(5,051,666)	$(5,051,666)
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Tax-exempt income	$247,320	$297,774
Ordinary income[1]	$4,584	$24,609
Long-term capital gains	$115,360	$169,966
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(656)
Undistributed ordinary income[2]	$412,040
Undistributed long-term capital gains	$229,804
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived $3,993,704 of its fee and voluntarily reimbursed $4,441 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Reimbursed	Distribution Services Fees Waived
Cash II Shares	$1,344	$(1,344)	$—
Cash Series Shares	26,646	(21,761)	(4,885)
TOTAL	$27,990	$(23,105)	$(4,885)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2015, the Fund's Investment Shares and Trust Shares incurred distribution services fees less than $1.00.
Other Service Fees
For the year ended July 31, 2015, FSSC did not receive any fees and reimbursed $58,485 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS, FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78%, 0.21%, 0.46%, 0.91%, 1.05%, 0.31% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016 (July 1, 2016 with respect to Investment Shares, Cash II Shares, Cash Series Shares, and Trust Shares); or (b) the date of
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the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,485,935,000 and $1,646,895,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The
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degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
9. subsequent events
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. Federal tax information (unaudited)
For the year ended July 31, 2015, the amount of long-term capital gains designated by the Fund was $115,360.
For the year ended July 31, 2015, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE Institutional Class SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$0.74
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.05	$0.75
1	Expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.04 and $1.05, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
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At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer and Vice President Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Annual Shareholder Report
47

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
48

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
49

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
33515 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
IV	MOIXX
Institutional	MOFXX
Service	MOSXX
Cash II	MODXX
Cash Series	MFSXX
Capital	MFCXX
Trust	MOTXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	87.5%
Municipal Notes	12.4%
Commercial Paper	0.4%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.4%
8-30 Days	1.1%
31-90 Days	1.4%
91-180 Days	5.5%
181 Days or more	8.9%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments
July 31, 2015
Principal Amount		Value
	SHORT-TERM MUNICIPALS—100.3%[1,2]
	Alabama—3.6%
$3,215,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.080%, 8/6/2015	$3,215,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments, Ltd.)/(FNMA LOC), 0.080%, 8/6/2015	3,470,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.080%, 8/6/2015	7,325,000
8,400,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.080%, 8/6/2015	8,400,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.080%, 8/6/2015	8,440,000
1,645,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/6/2015	1,645,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.130%, 8/6/2015	10,000,000
5,180,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.070%, 8/6/2015	5,180,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.050%, 8/3/2015	25,000,000
4,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.070%, 8/6/2015	4,000,000
6,000,000	Montgomery, AL IDB, IDRB's (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/6/2015	6,000,000
390,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.210%, 8/6/2015	390,000
	TOTAL	83,065,000
	Alaska—1.8%
42,600,000	Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.020%, 8/5/2015	42,600,000
	Arizona—0.4%
8,800,000	Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Villas Solanas Apartments)/(FNMA LOC), 0.040%, 8/6/2015	8,800,000
	California—7.0%
2,750,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(MUFG Union Bank, N.A. LOC), 0.070%, 8/6/2015	2,750,000
2,385,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.100%, 8/6/2015	2,385,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	California—continued
$2,484,000	Alameda County, CA IDA, (Series 2014) Weekly VRDNs (Evolve Manufacturing Technologies, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/6/2015	$2,484,000
3,000,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (Gordon Brush Manufacturing Company, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/6/2015	3,000,000
5,330,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.090%, 8/6/2015	5,330,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 8/6/2015	6,815,000
280,000	California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.110%, 8/5/2015	280,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.070%, 8/6/2015	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.080%, 8/6/2015	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.070%, 8/6/2015	2,940,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.070%, 8/6/2015	2,000,000
3,000,000	California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.090%, 8/6/2015	3,000,000
6,645,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/5/2015	6,645,000
1,405,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(MUFG Union Bank, N.A. LOC), 0.070%, 8/5/2015	1,405,000
2,075,000	California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.110%, 8/5/2015	2,075,000
2,805,000	California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.110%, 8/5/2015	2,805,000
5,135,000	California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.090%, 8/5/2015	5,135,000
2,390,000	California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(MUFG Union Bank, N.A. LOC), 0.070%, 8/5/2015	2,390,000
5,500,000	California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(MUFG Union Bank, N.A. LOC), 0.070%, 8/5/2015	5,500,000
2,635,000	California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.110%, 8/5/2015	2,635,000
2,205,000	California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.110%, 8/5/2015	2,205,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,905,000		California PCFA, (Series 2014) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.080%, 8/5/2015	$2,905,000
1,170,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.110%, 8/5/2015	1,170,000
10,000,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/5/2015	10,000,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.110%, 8/5/2015	3,855,000
2,200,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.400%, 8/6/2015	2,200,000
3,145,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.100%, 8/6/2015	3,145,000
4,200,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.020%, 8/6/2015	4,200,000
10,000,000	[3,4]	Coast CCD, CA, GS Trust (Series 33TPZ), 0.25% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 3/23/2016	10,000,000
27,825,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 8/6/2015	27,825,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.090%, 8/6/2015	15,000,000
6,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 3), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 8/6/2015	6,000,000
6,000,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1033) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	6,000,000
		TOTAL	162,579,000
		Colorado—2.9%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.120%, 8/6/2015	1,000,000
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.070%, 8/6/2015	3,300,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.070%, 8/6/2015	2,300,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$3,140,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.070%, 8/6/2015	$3,140,000
14,790,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	14,790,000
34,710,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 8/6/2015	34,710,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, Tender Option Bond Trust Certificates (2015-XF1036) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/6/2015	7,500,000
		TOTAL	66,740,000
		Connecticut—0.5%
4,900,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.030%, 8/5/2015	4,900,000
3,000,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 8/6/2015	3,000,000
3,815,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.020%, 8/6/2015	3,815,000
		TOTAL	11,715,000
		District of Columbia—0.2%
3,680,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.090%, 8/6/2015	3,680,000
		Florida—6.5%
2,165,000		Broward County, FL Airport System, (Series A), 3.00% Bonds, 10/1/2015	2,174,868
420,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 8/6/2015	420,000
1,179,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.140%, 8/6/2015	1,179,000
2,900,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/5/2015	2,900,000
10,280,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	10,280,000
17,093,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 8/6/2015	17,093,000
62,400,000	[3,4]	Miami-Dade County, FL Aviation, SPEARs (Series DBE-459) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/6/2015	62,400,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$47,285,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.040%, 8/3/2015	$47,285,000
8,620,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 8/7/2015	8,620,000
		TOTAL	152,351,868
		Georgia—7.2%
28,100,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.050%, 8/5/2015	28,100,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.120%, 8/6/2015	5,400,000
40,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.030%, 8/3/2015	40,000,000
4,500,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.080%, 8/6/2015	4,500,000
9,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.080%, 8/6/2015	9,000,000
18,120,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/5/2015	18,120,000
7,700,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.090%, 8/6/2015	7,700,000
1,950,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 8/6/2015	1,950,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.030%, 8/3/2015	3,800,000
13,000,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.030%, 8/3/2015	13,000,000
5,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.080%, 8/6/2015	5,600,000
7,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.020%, 8/3/2015	7,600,000
8,000,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.020%, 8/3/2015	8,000,000
15,000,000		Wayne County, GA, IDA, (Series 2000) Weekly VRDNs (Rayonier, Inc.)/(Bank of America N.A. LOC), 0.050%, 8/5/2015	15,000,000
		TOTAL	167,770,000
		Hawaii—0.1%
2,190,250		Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(MUFG Union Bank, N.A. LOC), 0.090%, 8/4/2015	2,190,250
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Idaho—1.5%
$35,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/5/2015	$35,000,000
		Illinois—2.2%
3,490,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.100%, 8/6/2015	3,490,000
1,110,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.140%, 8/6/2015	1,110,000
1,500,000		Chicago, IL O'Hare International Airport, (Series A), 5.00% Bonds, 1/1/2016	1,529,136
1,555,000		Chicago, IL O'Hare International Airport, (Series E), 5.00% Bonds, 1/1/2016	1,582,662
8,628,000		Chicago, IL, (Series D-1), 0.10% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 9/17/2015	8,628,000
1,190,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 8/6/2015	1,190,000
1,010,000		Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 8/5/2015	1,010,000
6,000,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 8/6/2015	6,000,000
2,230,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.170%, 8/6/2015	2,230,000
3,465,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.140%, 8/6/2015	3,465,000
19,505,000	[3,4]	Illinois Housing Development Authority, SPEARs (DB-1001) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.320%, 8/6/2015	19,505,000
340,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 8/6/2015	340,000
		TOTAL	50,079,798
		Indiana—5.4%
8,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2015	8,050,717
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.080%, 8/6/2015	7,250,000
1,600,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 8/6/2015	1,600,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$1,705,000	Indiana State Educational Faciilities Authority, (Series 2001) Weekly VRDNs (Martin University)/(KeyBank, N.A. LOC), 0.140%, 8/6/2015	$1,705,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.200%, 8/6/2015	7,400,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.050%, 8/6/2015	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.050%, 8/6/2015	6,000,000
5,150,000	Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 8/6/2015	5,150,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 8/6/2015	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 8/6/2015	1,000,000
40,000,000	Posey County, IN EDA, (Series 2013A), 0.25% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/3/2015	40,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.190%, 8/6/2015	10,000,000
22,900,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% Bonds (BP PLC), 1/1/2016	23,341,037
	TOTAL	126,496,754
	Iowa—1.0%
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.150%, 8/6/2015	4,770,000
7,700,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.080%, 8/6/2015	7,700,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.080%, 8/6/2015	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.070%, 8/6/2015	6,000,000
	TOTAL	23,770,000
	Kansas—0.3%
6,885,000	Wichita, KS, (Series 270), 0.30% BANs, 10/15/2015	6,885,000
	Kentucky—0.9%
5,500,000	Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 8/6/2015	5,500,000
5,740,000	Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 8/6/2015	5,740,000
10,000,000	Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.050%, 8/6/2015	10,000,000
	TOTAL	21,240,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—1.0%
$4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/5/2015	$4,900,000
765,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/ (Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 8/6/2015	765,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.080%, 8/6/2015	4,630,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.230%, 8/5/2015	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.230%, 8/5/2015	6,000,000
		TOTAL	23,295,000
		Maryland—0.3%
2,935,000	[3,4]	Maryland Community Development Administration—Residential Revenue, Tender Option Bond Trust Receipts (2015-XF0079) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/6/2015	2,935,000
1,330,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/7/2015	1,330,000
1,700,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2015	1,700,000
		TOTAL	5,965,000
		Massachusetts—2.8%
9,000,000		Greater Lowell, MA Regional Vocational Technical School District, 1.00% BANs, 4/22/2016	9,038,920
3,220,125		Haverhill, MA, 1.00% BANs, 10/16/2015	3,225,205
24,265,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Windows MVRENs (Series 2010A), 0.220%, 8/6/2015	24,265,000
840,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.150%, 8/5/2015	840,000
2,585,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.150%, 8/5/2015	2,585,000
15,500,000		Massachusetts State HFA, (Quincy Point Series A), 0.33% TOBs (Escrow Account COL), Mandatory Tender 1/15/2016	15,500,000
8,990,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.220%, 8/6/2015	8,990,000
		TOTAL	64,444,125
		Michigan—5.3%
1,270,000		Genesee County, MI EDC, (Series 2000) Weekly VRDNs (Dee Cramer, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.140%, 8/6/2015	1,270,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$5,500,000	Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.140%, 8/6/2015	$5,500,000
19,290,000	Kent Hospital Finance Authority, MI, (Spectrum Health), MVRENs (Series 2015A), 0.220%, 8/6/2015	19,290,000
1,340,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 8/7/2015	1,340,000
17,675,000	Michigan State Housing Development Authority, (2005 Series A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.050%, 8/5/2015	17,675,000
9,425,000	Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 8/5/2015	9,425,000
20,000,000	Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.100%, 8/5/2015	20,000,000
37,620,000	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.120%, 8/5/2015	37,620,000
3,240,000	Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.120%, 8/6/2015	3,240,000
1,585,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.140%, 8/6/2015	1,585,000
3,160,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.130%, 8/7/2015	3,160,000
2,530,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 8/7/2015	2,530,000
	TOTAL	122,635,000
	Minnesota—0.2%
280,000	Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2015	280,000
800,000	Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2015	800,000
1,700,000	Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.050%, 8/6/2015	1,700,000
965,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.070%, 8/6/2015	965,000
390,000	St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/6/2015	390,000
	TOTAL	4,135,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—1.8%
$770,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/ (Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 8/6/2015	$770,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/6/2015	9,570,000
6,400,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.080%, 8/6/2015	6,400,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/6/2015	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/6/2015	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.080%, 8/6/2015	6,075,000
		TOTAL	41,815,000
		Missouri—0.9%
20,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.220%, 8/6/2015	20,000,000
		Multi-State—12.0%
5,530,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 8/6/2015	5,530,000
305,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 8/6/2015	305,000
3,330,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 8/6/2015	3,330,000
2,506,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.170%, 8/6/2015	2,506,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.140%, 8/6/2015	85,300,000
5,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 8/6/2015	5,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.110%, 8/6/2015	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (Citibank N.A. LIQ), 0.110%, 8/6/2015	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.110%, 8/6/2015	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.120%, 8/6/2015	30,000,000
		TOTAL	278,271,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Hampshire—0.1%
$3,420,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.060%, 8/3/2015	$3,420,000
		New Jersey—6.0%
8,883,750		Avalon Boro, NJ, 1.00% BANs, 2/24/2016	8,917,851
5,639,155		Boonton, NJ, 1.00% BANs, 11/20/2015	5,648,707
4,500,000		Cape May, NJ, 2.00% BANs, 7/15/2016	4,553,225
5,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 8/6/2015	5,000,000
10,035,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	10,127,522
5,215,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.270%, 8/5/2015	5,215,000
3,000,000		New Jersey Housing & Mortgage Finance Agency, Multi-family Revenue Bonds (Series 2006A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.140%, 8/6/2015	3,000,000
50,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/6/2015	50,000,000
6,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 8/6/2015	6,000,000
16,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 8/6/2015	16,000,000
17,102,000		South River, NJ, 1.00% BANs, 12/15/2015	17,140,019
4,000,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	4,022,468
3,551,400		Woodcliff Lake, NJ, 1.25% BANs, 2/26/2016	3,567,591
		TOTAL	139,192,383
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/6/2015	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 8/6/2015	3,400,000
550,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.300%, 8/5/2015	550,000
		TOTAL	4,050,000
		New York—8.6%
10,600,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	10,677,871
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$5,700,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	$5,714,426
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.080%, 8/6/2015	5,590,000
12,000,000		Malone, NY CSD, 1.50% BANs, 7/15/2016	12,090,854
10,000,000		Mt. Vernon, NY City School District, 1.00% BANs, 8/20/2015	10,001,702
4,375,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.140%, 8/6/2015	4,375,000
6,760,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 8/6/2015	6,760,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.150%, 8/5/2015	24,880,000
20,750,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/3/2015	20,750,000
4,785,000	[3,4]	New York State Mortgage Agency, Tender Option Bond Trust Certificates (2015-XF2135) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 8/6/2015	4,785,000
11,880,000		North Tonawanda, NY City School District, 1.00% BANs, 9/17/2015	11,891,137
7,500,000		Nyack, NY Unified Free School District, 2.00% BANs, 6/24/2016	7,590,055
20,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	20,105,816
11,300,000		Phelps-Clifton Springs, NY CSD, 1.75% BANs, 7/29/2016	11,420,465
10,660,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (DB-1024X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.320%, 8/6/2015	10,660,000
15,150,000		Rochester, NY, 2.00% BANs, 8/10/2015	15,156,597
1,520,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.200%, 8/5/2015	1,520,000
6,340,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.150%, 8/6/2015	6,340,000
10,000,000		Wappingers, NY CSD, (Series 2014C), 1.00% BANs, 12/15/2015	10,026,716
		TOTAL	200,335,639
		North Carolina—1.0%
8,985,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.200%, 8/6/2015	8,985,000
360,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/5/2015	360,000
13,905,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.220%, 8/6/2015	13,905,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$1,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.050%, 8/6/2015	$1,000,000
		TOTAL	24,250,000
		North Dakota—2.5%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/5/2015	30,000,000
27,330,000		Traill County, ND, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.070%, 8/6/2015	27,330,000
		TOTAL	57,330,000
		Oklahoma—0.4%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/6/2015	8,000,000
548,501	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 8/6/2015	548,501
		TOTAL	8,548,501
		Oregon—1.9%
24,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 8/6/2015	24,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 8/6/2015	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 8/6/2015	10,000,000
		TOTAL	44,650,000
		Pennsylvania—1.9%
43,650,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 8/5/2015	43,650,000
1,000,000		Pennsylvania HFA, (Series 2004-81C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.030%, 8/5/2015	1,000,000
		TOTAL	44,650,000
		Rhode Island—0.2%
5,475,000		Rhode Island State Health and Educational Building Corp., (Series 2005A) Catholic School Pool Program Issue Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.050%, 8/3/2015	5,475,000
		South Carolina—0.6%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.240%, 8/5/2015	8,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.180%, 8/5/2015	$6,000,000
		TOTAL	14,000,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.070%, 8/6/2015	3,000,000
		Tennessee—2.1%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/6/2015	3,500,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.240%, 8/5/2015	12,800,000
32,190,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.080%, 8/5/2015	32,190,000
		TOTAL	48,490,000
		Texas—5.1%
9,400,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/3/2015	9,400,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.070%, 8/6/2015	2,950,000
11,250,000	[3,4]	Dallas-Fort Worth, TX International Airport, SPEARs (DBE-1182) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 8/6/2015	11,250,000
19,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003) Weekly VRDNs (American Acryl LP)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 8/6/2015	19,000,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.240%, 8/5/2015	4,000,000
9,445,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	9,445,000
34,260,000		Texas State Department of Housing & Community Affairs, (Series 2004B) Weekly VRDNs (Texas State LIQ), 0.040%, 8/5/2015	34,260,000
21,000,000		Texas State Department of Housing & Community Affairs, (Series 2006H) Weekly VRDNs (Texas State LIQ), 0.040%, 8/5/2015	21,000,000
7,120,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 8/5/2015	7,120,000
		TOTAL	118,425,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Utah—0.0%
$1,005,000	Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.170%, 8/6/2015	$1,005,000
	Virginia—0.4%
8,400,000	Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(PNC Bank, N.A. LOC), 0.050%, 8/5/2015	8,400,000
	Washington—1.8%
2,275,000	Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 8/6/2015	2,275,000
575,000	Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 8/6/2015	575,000
7,375,000	Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.070%, 8/6/2015	7,375,000
15,930,000	Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.070%, 8/5/2015	15,930,000
3,850,000	Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 8/6/2015	3,850,000
6,940,000	Washington State Housing Finance Commission, (Series 2008A) Weekly VRDNs (ECCO Properties )/(KeyBank, N.A. LOC), 0.100%, 8/6/2015	6,940,000
5,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.070%, 8/6/2015	5,560,000
	TOTAL	42,505,000
	Wisconsin—1.2%
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.180%, 8/6/2015	4,000,000
2,595,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 8/6/2015	2,595,000
3,530,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 8/6/2015	3,530,000
1,390,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 8/6/2015	1,390,000
6,180,000	Wisconsin Housing & EDA, Home Ownership Revenue (2008 Series A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 0.040%, 8/5/2015	6,180,000
4,445,000	Wisconsin Housing & EDA, Home Ownership Revenue (Series 2007C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.140%, 8/5/2015	4,445,000
5,465,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.040%, 8/5/2015	5,465,000
	TOTAL	27,605,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—0.4%
$4,800,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 8/3/2015	$4,800,000
5,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 8/5/2015	5,700,000
	TOTAL	10,500,000
	TOTAL MUNICIPAL INVESTMENTS—100.3% (AT AMORTIZED COST)[5]	2,331,354,318
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(6,293,194)
	TOTAL NET ASSETS—100%	$2,325,061,124
Securities that are subject to the federal alternative minimum tax (AMT) represent 66.9% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
96.8%	3.2%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $668,071,501, which represented 28.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $668,071,501, which represented 28.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout the Period)
Period Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.15%[5]
Net investment income	0.01%[5]
Expense waiver/reimbursement[6]	0.76%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.001	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.05%	0.15%	0.20%
Ratios to Average Net Assets:
Net expenses	0.14%	0.16%	0.21%	0.21%[3]	0.21%[3]
Net investment income	0.01%	0.01%	0.06%	0.14%	0.20%
Expense waiver/reimbursement[4]	0.16%	0.14%	0.09%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,037,940	$1,242,908	$1,229,003	$2,268,337	$2,802,916
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21% and 0.21% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.14%	0.16%	0.25%	0.34%[3]	0.40%[3]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.40%	0.39%	0.30%	0.20%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$726,226	$747,980	$738,562	$828,815	$852,955
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% and 0.40% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout the Period)
Period Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.15%[5]
Net investment income	0.01%[5]
Expense waiver/reimbursement[6]	0.86%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,750
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout the Period)
Period Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.15%[5]
Net investment income	0.01%[5]
Expense waiver/reimbursement[6]	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$94,515
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.06%	0.10%
Ratios to Average Net Assets:
Net expenses	0.14%	0.16%	0.25%	0.31%[3]	0.31%[3]
Net investment income	0.01%	0.01%	0.01%	0.04%	0.10%
Expense waiver/reimbursement[4]	0.26%	0.24%	0.15%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$450,631	$698,550	$726,987	$1,108,338	$1,284,749
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.31% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout the Period)
Period Ended July	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.15%[5]
Net investment income	0.01%[5]
Expense waiver/reimbursement[6]	0.66%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at amortized cost and fair value		$2,331,354,318
Cash		140,626
Income receivable		1,594,692
Receivable for investments sold		22,748,889
Receivable for shares sold		337,486
TOTAL ASSETS		2,356,176,011
Liabilities:
Payable for investments purchased	$30,754,666
Payable for shares redeemed	242,715
Income distribution payable	7,572
Payable to adviser (Note 5)	1,042
Payable for Directors'/Trustees' fees (Note 5)	1,330
Payable for other service fees (Notes 2 and 5)	9,489
Accrued expenses (Note 5)	98,073
TOTAL LIABILITIES		31,114,887
Net assets for 2,324,440,247 shares outstanding		$2,325,061,124
Net Assets Consist of:
Paid-in capital		$2,324,419,936
Accumulated net realized gain on investments		641,844
Distributions in excess of net investment income		(656)
TOTAL NET ASSETS		$2,325,061,124
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$1,037,939,593 ÷ 1,037,656,628 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$726,225,848 ÷ 726,039,782 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$15,750,106 ÷ 15,745,757 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$94,514,860 ÷ 94,488,954 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$450,630,517 ÷ 450,508,926 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$3,735,461
Expenses:
Investment adviser fee (Note 5)		$4,945,334
Administrative fee (Note 5)		1,935,074
Custodian fees		81,259
Transfer agent fee (Note 2)		32,400
Directors'/Trustees' fees (Note 5)		18,194
Auditing fees		21,000
Legal fees		35,902
Portfolio accounting fees		205,494
Distribution services fee (Note 5)		27,990
Other service fees (Notes 2 and 5)		2,446,066
Share registration costs		140,987
Printing and postage		44,270
Miscellaneous (Note 5)		27,330
TOTAL EXPENSES		9,961,300
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(3,993,704)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(2,478,633)
TOTAL WAIVERS AND REIMBURSEMENTS		(6,472,337)
Net expenses			3,488,963
Net investment income			246,498
Net realized gain on investments			641,861
Change in net assets resulting from operations			$888,359
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$246,498	$304,221
Net realized gain on investments	641,861	127,040
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	888,359	431,261
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(0)[1]	—
Institutional Shares	(109,201)	(137,382)
Service Shares	(76,639)	(80,534)
Cash II Shares	(43)	—
Cash Series Shares	(470)	—
Capital Shares	(60,967)	(79,858)
Trust Shares	(0)[1]	—
Distributions from net realized gain on investments
Institutional Shares	(53,503)	(90,581)
Service Shares	(38,012)	(50,658)
Capital Shares	(28,429)	(53,336)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(367,264)	(492,349)
Share Transactions:
Proceeds from sale of shares	4,767,904,820	5,200,389,388
Net asset value of shares issued to shareholders in payment of distributions declared	247,567	345,466
Cost of shares redeemed	(5,133,050,497)	(5,205,786,520)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(364,898,110)	(5,051,666)
Change in net assets	(364,377,015)	(5,112,754)
Net Assets:
Beginning of period	2,689,438,139	2,694,550,893
End of period (including undistributed (distributions in excess of) net investment income of $(656) and $166, respectively)	$2,325,061,124	$2,689,438,139
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 diversified portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Investment Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
Effective June 2, 2015, the Fund began offering Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares.
The Trustees have approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which the Fund will acquire all or substantially all of the assets of Federated Municipal Cash Series in complete liquidation and termination of Federated Municipal Cash Series. Information statements will be sent to shareholders of Federated Municipal Cash Series explaining the Reorganization. The Reorganization is expected to occur in the fourth quarter of 2015.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic
Annual Shareholder Report

reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended July 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Institutional Shares	$12,176	$—	$—
Service Shares	8,550	—	—
Cash II Shares	388	—	(384)
Cash Series Shares	4,489	(4,441)	—
Capital Shares	6,797	—	—
TOTAL	$32,400	$(4,441)	$(384)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC
Annual Shareholder Report

may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,824,160	$(44,885)	$(1,779,141)
Cash II Shares	960	—	(960)
Cash Series Shares	11,103	(11,103)	—
Capital Shares	609,843	(2,497)	(607,232)
TOTAL	$2,446,066	$(58,485)	$(2,387,333)
For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees. The Fund's Investment Shares and Trust Shares incurred other service fees less than $1.00.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Annual Shareholder Report

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	100	$100	(—)	$(—)

Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,308,938,210	$2,308,938,210	2,512,551,712	$2,512,551,712
Shares issued to shareholders in payment of distributions declared	75,697	75,697	118,921	118,921
Shares redeemed	(2,514,211,481)	(2,514,211,481)	(2,498,737,396)	(2,498,737,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(205,197,574)	$(205,197,574)	13,933,237	$13,933,237

Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,462,779,997	$1,462,779,997	1,682,637,326	$1,682,637,326
Shares issued to shareholders in payment of distributions declared	100,768	100,768	113,962	113,962
Shares redeemed	(1,484,803,458)	(1,484,803,458)	(1,673,316,317)	(1,673,316,317)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(21,922,693)	$(21,922,693)	9,434,971	$9,434,971
Annual Shareholder Report

	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	16,794,384	$16,794,384	—	$—
Shares issued to shareholders in payment of distributions declared	43	43	—	—
Shares redeemed	(1,048,670)	(1,048,670)	(—)	(—)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	15,745,757	$15,745,757	(—)	$(—)

	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	107,249,585	$107,249,585	—	$—
Shares issued to shareholders in payment of distributions declared	470	470	—	—
Shares redeemed	(12,761,101)	(12,761,101)	(—)	(—)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	94,488,954	$94,488,954	(—)	$(—)

Year Ended July 31	2015		2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	872,142,444	$872,142,444	1,005,200,350	$1,005,200,350
Shares issued to shareholders in payment of distributions declared	70,589	70,589	112,583	112,583
Shares redeemed	(1,120,225,787)	(1,120,225,787)	(1,033,732,807)	(1,033,732,807)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(248,012,754)	$(248,012,754)	(28,419,874)	$(28,419,874)

	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	100	$100	(—)	$(—)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(364,898,110)	$(364,898,110)	(5,051,666)	$(5,051,666)
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Tax-exempt income	$247,320	$297,774
Ordinary income[1]	$4,584	$24,609
Long-term capital gains	$115,360	$169,966
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(656)
Undistributed ordinary income[2]	$412,040
Undistributed long-term capital gains	$229,804
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived $3,993,704 of its fee and voluntarily reimbursed $4,441 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Reimbursed	Distribution Services Fees Waived
Cash II Shares	$1,344	$(1,344)	$—
Cash Series Shares	26,646	(21,761)	(4,885)
TOTAL	$27,990	$(23,105)	$(4,885)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2015, the Fund's Investment Shares and Trust Shares incurred distribution services fees less than $1.00.
Other Service Fees
For the year ended July 31, 2015, FSSC did not receive any fees and reimbursed $58,485 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS, FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78%, 0.21%, 0.46%, 0.91%, 1.05%, 0.31% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016 (July 1, 2016 with respect to Investment Shares, Cash II Shares, Cash Series Shares, and Trust Shares); or (b) the date of
Annual Shareholder Report

the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,485,935,000 and $1,646,895,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The
Annual Shareholder Report

degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
9. subsequent events
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. Federal tax information (unaudited)
For the year ended July 31, 2015, the amount of long-term capital gains designated by the Fund was $115,360.
For the year ended July 31, 2015, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,000.00	$0.25[2,3]
Institutional Shares	$1,000	$1,000.00	$0.74[4]
Service Shares	$1,000	$1,000.00	$0.74[5]
Cash II Shares	$1,000	$1,000.00	$0.25[6,7]
Cash Series Shares	$1,000	$1,000.00	$0.25[8,9]
Capital Shares	$1,000	$1,000.00	$0.74[10]
Trust Shares	$1,000	$1,000.00	$0.25[11,12]
Annual Shareholder Report

	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,024.05	$0.75[2,3]
Institutional Shares	$1,000	$1,024.05	$0.75[4]
Service Shares	$1,000	$1,024.05	$0.75[5]
Cash II Shares	$1,000	$1,024.05	$0.75[6,7]
Cash Series Shares	$1,000	$1,024.05	$0.75[8,9]
Capital Shares	$1,000	$1,024.05	$0.75[10]
Trust Shares	$1,000	$1,024.05	$0.75[11,12]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.15%
Institutional Shares	0.15%
Service Shares	0.15%
Cash II Shares	0.15%
Cash Series Shares	0.15%
Capital Shares	0.15%
Trust Shares	0.15%
2	“Actual” expense information for the Fund's Investment Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015). “Hypothetical” expense information for Investment Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Investment Shares current Fee Limit of 0.78% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.87 and $3.91, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.04 and $1.05, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.28 and $2.31, respectively.
6	“Actual” expense information for the Fund's Cash II Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015).
Annual Shareholder Report

“Hypothetical” expense information for Cash II Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
7	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.91% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.51 and $4.56, respectively.
8	“Actual” expense information for the Fund's Cash Series Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015). “Hypothetical” expense information for Cash Series Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
9	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.26, respectively.
10	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.31% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.54 and $1.56, respectively.
11	“Actual” expense information for the Fund's Trust Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015). “Hypothetical” expense information for Trust Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
12	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.61% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.02 and $3.06, respectively.
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.

At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer and Vice President Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is a Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
CUSIP 608919643
Q450516 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Automated	PTAXX
R	PTRXX
Institutional	PCOXX
Service	PRCXX
Cash II	PCDXX
Cash Series	PTSXX
Capital	PCCXX
Trust	PTTXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	32.4%
Commercial Paper and Notes	26.1%
Variable Rate Instruments	24.8%
Other Repurchase Agreements and Repurchase Agreements	17.4%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.3%[4]
8-30 Days	19.4%
31-90 Days	34.4%
91-180 Days	7.9%
181 Days or more	0.7%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, a bank note, commercial paper, corporate bonds and corporate notes.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 12.9% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.5%
		Finance - Automotive—0.3%
$13,182,115		AmeriCredit Automobile Receivables Trust 2015-2, Class A1, 0.400%, 4/8/2016	$13,182,115
102,805		Santander Drive Auto Receivables Trust 2015-1, Class A1, 0.320%, 3/15/2016	102,805
37,060,869		Santander Drive Auto Receivables Trust 2015-2, Class A1, 0.450%, 5/16/2016	37,060,869
		TOTAL	50,345,789
		Finance - Equipment—0.2%
9,071,043	[1,2]	CIT Equipment Collateral 2014-VT1, Class A1, 0.300%, 12/21/2015	9,071,043
16,914,047	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	16,914,047
		TOTAL	25,985,090
		TOTAL ASSET-BACKED SECURITIES	76,330,879
		BANK NOTE—3.5%
		Finance - Banking—3.5%
525,000,000		Bank of America N.A., 0.260% - 0.340%, 8/13/2015 - 12/1/2015	525,000,000
		CERTIFICATES OF DEPOSIT—25.8%
		Finance - Banking—25.8%
298,000,000		ABN Amro Bank NV, 0.320% - 0.340%, 9/15/2015 - 10/13/2015	297,852,551
648,000,000		BNP Paribas SA, 0.120% - 0.250%, 8/5/2015	648,000,000
400,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280% - 0.320%, 9/8/2015 - 11/16/2015	400,000,000
295,000,000		Credit Agricole Corporate and Investment Bank, 0.250% - 0.330%, 8/6/2015 - 11/3/2015	295,000,000
100,000,000		Credit Suisse, Zurich, 0.280%, 9/18/2015	100,000,000
600,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.260% - 0.300%, 8/10/2015 - 10/16/2015	600,000,000
500,000,000		Mizuho Bank Ltd., 0.260% - 0.300%, 8/5/2015 - 10/26/2015	500,000,000
175,000,000		Mizuho Bank Ltd., 0.290% - 0.300%, 8/14/2015 - 9/8/2015	174,965,803
150,000,000		Societe Generale, Paris, 0.280%, 9/1/2015	150,000,000
703,000,000		Sumitomo Mitsui Banking Corp., 0.280% - 0.320%, 9/24/2015 - 11/13/2015	703,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,868,818,354
		COMMERCIAL PAPER—20.8%[3]
		Aerospace/Auto—1.3%
200,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.287%, 8/17/2015	200,000,000
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Banking—14.4%
$100,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.288%, 8/18/2015	$100,000,000
5,000,000		Banque et Caisse d'Epargne de L'Etat, 0.316%, 8/13/2015	4,999,475
80,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.351% - 0.421%, 8/20/2015 - 1/26/2016	79,956,843
45,000,000	[1,2]	Commonwealth Bank of Australia, 0.288%, 11/25/2015	45,001,380
125,000,000		HSBC USA, Inc., 0.406%, 12/7/2015	124,820,000
125,000,000		ING (U.S.) Funding LLC, 0.270% - 0.280%, 8/10/2015 - 10/2/2015	124,974,973
215,000,000	[1,2]	J.P. Morgan Securities LLC, 0.401% - 0.603%, 9/29/2015 - 4/1/2016	214,691,500
148,000,000	[1,2]	LMA-Americas LLC, 0.260% - 0.320%, 8/13/2015 - 10/8/2015	147,947,651
700,000,000		Lloyds Bank PLC, London, 0.120%, 8/6/2015	699,988,333
40,000,000	[1,2]	Matchpoint Finance PLC, 0.280%, 9/16/2015	39,985,689
55,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 0.337%, 8/13/2015	55,000,000
100,000,000	[1,2]	Societe Generale, Paris, 0.280% - 0.290%, 9/1/2015 - 10/1/2015	99,963,792
425,900,000		Standard Chartered Bank PLC, 0.280% - 0.340%, 9/3/2015 - 11/23/2015	425,728,894
		TOTAL	2,163,058,530
		Finance - Commercial—2.7%
100,000,000	[1,2]	Alpine Securitization Corp., 0.290%, 10/21/2015	99,934,750
250,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.250% - 0.290%, 8/11/2015 - 10/2/2015	249,918,139
60,000,000	[1,2]	Fairway Finance Co. LLC, 0.280%, 10/13/2015	59,965,934
		TOTAL	409,818,823
		Finance - Retail—2.4%
30,000,000	[1,2]	CAFCO, LLC, 0.451%, 2/1/2016	29,931,750
150,000,000	[1,2]	Chariot Funding LLC, 0.271% - 0.421%, 8/10/2015 - 1/7/2016	149,882,896
100,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.401% - 0.421%, 1/25/2016 - 2/16/2016	99,794,458
75,000,000	[1,2]	Starbird Funding Corp., 0.290% - 0.300%, 10/1/2015 - 11/2/2015	74,956,056
		TOTAL	354,565,160
		TOTAL COMMERCIAL PAPER	3,127,442,513
		CORPORATE BONDS—1.0%
		Aerospace/Auto—0.1%
15,950,000	[1,2]	American Honda Finance Corp., (Honda Motor Co., Ltd. SA), 2.500%, 9/21/2015	15,997,782
		Finance - Banking—0.7%
3,775,000		Australia & New Zealand Banking Group, Melbourne, 0.900%, 2/12/2016	3,781,644
33,559,000		Westpac Banking Corp. Ltd., Sydney, 0.950%, 1/12/2016	33,627,994
Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Finance - Banking—continued
$66,000,000		Westpac Banking Corp. Ltd., Sydney, 1.125%, 9/25/2015	$66,074,993
		TOTAL	103,484,631
		Finance - Commercial—0.1%
1,000,000		General Electric Capital Corp., 1.000%, 1/8/2016	1,002,165
11,275,000		General Electric Capital Corp., 2.250%, 11/9/2015	11,330,214
733,000		General Electric Capital Corp., 4.375%, 9/21/2015	737,051
		TOTAL	13,069,430
		Insurance—0.1%
10,000,000	[1,2]	Metropolitan Life Global Funding I, 0.411%, 9/23/2015	10,007,763
6,650,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	6,672,597
		TOTAL	16,680,360
		TOTAL CORPORATE BONDS	149,232,203
		CORPORATE NOTES—0.3%
		Finance - Banking—0.1%
400,000		Bank of Montreal, 0.800%, 11/6/2015	400,234
5,000,000		Canadian Imperial Bank of Commerce, 2.350%, 12/11/2015	5,033,518
		TOTAL	5,433,752
		Insurance—0.2%
28,550,000	[1,2]	Metropolitan Life Global Funding I, 0.486%, 10/14/2015	28,587,265
7,781,000	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	7,868,646
		TOTAL	36,455,911
		TOTAL CORPORATE NOTES	41,889,663
		NOTES - VARIABLE—24.8%[4]
		Aerospace/Auto—3.2%
140,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.399%, 8/5/2015	140,000,000
130,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.404%, 10/6/2015	130,000,000
125,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.425%, 8/27/2015	125,000,000
80,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.299%, 10/15/2015	80,000,000
		TOTAL	475,000,000
		Finance - Banking—18.1%
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/6/2015	2,000,000
2,965,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.350%, 8/6/2015	2,965,000
Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$9,960,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.160%, 8/6/2015	$9,960,000
24,000,000		Bank of Montreal, 0.317%, 8/12/2015	24,000,000
100,000,000		Bank of Montreal, 0.329%, 8/28/2015	100,000,000
150,000,000		Bank of Montreal, 0.338%, 8/18/2015	150,000,000
50,000,000		Bank of Montreal, 0.345%, 8/24/2015	50,000,000
5,112,000		Bank of Montreal, 0.809%, 10/15/2015	5,132,456
9,200,000		Bank of Montreal, Sr. Unsecured, 0.756%, 9/11/2015	9,204,708
100,000,000		Bank of Nova Scotia, Toronto, 0.288%, 8/7/2015	100,000,000
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.326%, 8/17/2015	15,000,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 9/21/2015	20,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.334%, 10/1/2015	50,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.337%, 8/26/2015	40,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.338%, 8/20/2015	50,000,000
8,485,000		Capital Markets Access Co. LC, West Broad Holdings, LLC, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.170%, 8/6/2015	8,485,000
5,300,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2015	5,300,000
6,750,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	6,750,000
42,440,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	42,440,000
10,000,000		Fiore Capital LLC, (Series 2005-A), (Wells Fargo Bank, N.A. LOC), 0.100%, 8/6/2015	10,000,000
6,330,000		First Christian Church of Florrisant, (Series 2008), (BMO Harris Bank, N.A. LOC), 0.160%, 8/6/2015	6,330,000
4,780,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/6/2015	4,780,000
6,565,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	6,565,000
17,585,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	17,585,000
15,000,000	[1,2]	J.P. Morgan Securities LLC, 0.387%, 8/17/2015	15,000,000
30,000,000	[1,2]	J.P. Morgan Securities LLC, 0.391%, 8/26/2015	30,000,000
90,000,000	[1,2]	J.P. Morgan Securities LLC, 0.449%, 4/25/2016	90,000,000
125,000,000		J.P. Morgan Securities LLC, 0.449%, 8/24/2015	125,000,000
100,000,000		JPMorgan Chase Bank, N.A., 0.329%, 8/24/2015	100,000,000
Annual Shareholder Report
5

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$50,000,000	JPMorgan Chase Bank, N.A., 0.439%, 9/8/2015	$50,000,000
1,725,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.120%, 8/5/2015	1,725,000
200,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.070%, 8/6/2015	200,000
25,000,000	Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.130%, 8/6/2015	25,000,000
1,790,000	Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	1,790,000
19,670,000	Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	19,670,000
4,700,000	PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	4,700,000
4,850,000	Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/5/2015	4,850,000
2,525,000	Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.150%, 8/5/2015	2,525,000
75,000,000	Rabobank Nederland NV, Utrecht, 0.340%, 8/31/2015	75,000,000
26,000,000	Royal Bank of Canada, Montreal, 0.307%, 8/12/2015	26,000,000
53,000,000	Royal Bank of Canada, Montreal, 0.333%, 10/9/2015	53,000,000
325,000,000	Royal Bank of Canada, Montreal, 0.404%, 10/5/2015	325,000,000
15,000,000	SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.170%, 8/6/2015	15,000,000
14,225,000	Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	14,225,000
15,000,000	State Street Bank and Trust Co., 0.334%, 10/1/2015	15,000,000
47,000,000	Sumitomo Mitsui Banking Corp., 0.289%, 8/10/2015	47,000,000
10,825,000	Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	10,825,000
100,000,000	Toronto Dominion Bank, 0.278%, 8/4/2015	100,000,000
50,000,000	Toronto Dominion Bank, 0.310%, 8/12/2015	50,000,000
110,000,000	Toronto Dominion Bank, 0.319%, 10/15/2015	110,000,000
100,000,000	Toronto Dominion Bank, 0.337%, 8/10/2015	100,000,000
75,000,000	Toronto Dominion Bank, 0.339%, 8/24/2015	75,000,000
130,000,000	Toronto Dominion Bank, 0.350%, 9/10/2015	130,000,000
298,100,000	U.S. Bank, N.A., 0.344%, 10/1/2015	298,115,917
1,120,000	University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.230%, 8/7/2015	1,120,000
460,000	Vista Grande Villa, (Bank of America N.A. LOC), 0.400%, 8/6/2015	460,000
50,000,000	Wells Fargo Bank, N.A., 0.401%, 9/21/2015	50,000,000
Annual Shareholder Report
6

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$11,460,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	$11,460,000
1,980,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.180%, 8/5/2015	1,980,000
		TOTAL	2,716,143,081
		Finance - Commercial—2.4%
100,000,000	[1,2]	Fairway Finance Co. LLC, 0.186%, 8/17/2015	100,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.258%, 10/5/2015	50,000,000
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.349%, 2/3/2016	75,000,000
4,035,000		General Electric Capital Corp., 0.516%, 10/14/2015	4,038,156
6,105,000		General Electric Capital Corp., 0.884%, 10/8/2015	6,119,184
1,000,000		General Electric Capital Corp., 0.936%, 10/13/2015	1,005,313
122,800,000		General Electric Capital Corp., Sr. Unsecured, 0.481%, 9/21/2015	122,958,918
6,400,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.250%, 8/6/2015	6,400,000
		TOTAL	365,521,571
		Finance - Retail—0.7%
100,000,000	[1,2]	Barton Capital LLC, 0.309%, 8/10/2015	100,000,000
		Government Agency—0.2%
495,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.150%, 8/6/2015	495,000
4,860,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 0.280%, 8/6/2015	4,860,000
885,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.200%, 8/6/2015	885,000
31,245,000		Sunroad Centrum Apartments 23, LP, Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 0.140%, 8/6/2015	31,245,000
		TOTAL	37,485,000
		Insurance—0.2%
25,710,000	[1,2]	Metropolitan Life Global Funding I, 0.819%, 10/15/2015	25,825,779
		TOTAL NOTES - VARIABLE	3,719,975,431
		TIME DEPOSITS—6.6%
		Finance - Banking—6.6%
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.140%, 8/6/2015	500,000,000
500,000,000		Svenska Handelsbanken, Stockholm, 0.080%, 8/3/2015	500,000,000
		TOTAL TIME DEPOSITS	1,000,000,000
Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—9.8%
	Finance - Banking—9.8%
$70,000,000	BMO Capital Markets Corp., 0.183%, 8/3/2015, interest in a $115,000,000.00 collateralized loan agreement dated 7/31/2015, will repurchase securities provided as collateral for $115,001,725, in which corporate bonds, medium term notes and U.S. Treasury Bill securities with a market value of $117,301,797 have been received as collateral and held with BNY Mellon as tri-party agent.	$70,000,000
62,000,000	BNP Paribas Securities Corp., 0.183% - 0.304%, 8/3/2015, interest in a $326,000,000 collateralized loan agreement dated 5/4/2015 - 7/31/2015, will repurchase securities provided as collateral for $326,079,223, in which asset-backed securities, corporate bonds, medium term notes, collateralized mortgage obligations, U.S. Government Agency and mutual fund securities with a market value of $333,189,502 have been received as collateral and held with BNY Mellon as tri-party agent.	62,000,000
310,000,000	Credit Suisse Securities (USA) LLC, 0.639% - 0.654%, 8/3/2015 - 9/25/2015, interest in a $1,150,000,000 collateralized loan agreement dated 6/4/2015 - 7/27/2015, will repurchase securities provided as collateral for $1,151,220,833, in which collateralized mortgage obligations and commercial paper with a market value of $1,173,804,248 have been received as collateral and held with JPMorgan Chase as tri-party agent.	310,000,000
80,000,000	HSBC Securities (USA), Inc., 0.284%, 8/3/2015, interest in a $170,000,000 collateralized loan agreement dated 7/31/2015, will repurchase securities provided as collateral for $170,003,967, in which corporate bonds and medium-term notes with a market value of $173,400,217 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
120,000,000	JPMorgan Securities LLC, 0.365% - 0.385%, 9/8/2015 - 9/30/2015, interest in a $650,000,000 collateralized loan agreement dated 6/8/2015 - 7/1/2015, will repurchase securities provided as collateral for $650,615,944, in which asset-backed securities with a market value of $663,306,406 have been received as collateral and held with JPMorgan Chase as tri-party agent.	120,000,000
285,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 8/14/2015 - 8/27/2015, interest in a $690,000,000 collateralized loan agreement dated 7/17/2015 - 7/27/2015, will repurchase securities provided as collateral for $690,143,542, in which corporate bonds, common stocks, medium-term notes, asset-backed securities, municipal bonds, commercial paper and exchange-traded funds with a market value of $703,861,131 have been received as collateral and held with JPMorgan Chase as tri-party agent.	285,000,000
75,000,000	RBC Capital Markets, LLC, 0.436% - 0.456%, 8/18/2015 - 10/6/2015, interest in a $450,000,000 collateralized loan agreement dated 2/19/2015 - 7/6/2015, will repurchase securities provided as collateral for $450,782,278, in which corporate bonds, municipal bonds and U.S. Government Agency securities with a market value of $459,594,165 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$465,000,000	Wells Fargo Securities LLC, 0.456% - 0.507%, 10/5/2015 - 10/27/2015, interest in a $1,350,000,000 collateralized loan agreement dated 7/7/2015 - 7/27/2015, will repurchase securities provided as collateral for $1,351,551,944, in which collateralized mortgage obligations and asset-backed securities with a market value of $1,377,339,719 have been received as collateral and held with BNY Mellon as tri-party agent.	$465,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,467,000,000
	REPURCHASE AGREEMENTS—7.6%
276,750,000	Interest in $580,000,000 joint repurchase agreement 0.15%, dated 7/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $580,007,250 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $591,607,395.	276,750,000
250,000,000	Interest in $250,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Citibank, N.A. will repurchase securities provided as collateral for $250,003,333 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/25/2048 and the market value of those underlying securities was $255,087,282.	250,000,000
308,930,000	Interest in $2,300,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,030,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,356,293,189.	308,930,000
300,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Wells Fargo Bank N.A. will repurchase securities provided as collateral for $1,000,013,333 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $1,020,013,601.	300,000,000
	TOTAL REPURCHASE AGREEMENTS	1,135,680,000
	TOTAL INVESTMENTS—100.7% (AT AMORTIZED COST)[5]	15,111,369,043
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(105,832,483)
	TOTAL NET ASSETS—100%	$15,005,536,560
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $2,309,275,760, which represented 15.4% of total net assets.
Annual Shareholder Report
9

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $2,309,275,760, which represented 15.4% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.30%[5]
Net investment income	0.02%[5]
Expense waiver/reimbursement[6]	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$121,723
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.31%[5]
Net investment income	0.02%[5]
Expense waiver/reimbursement[6]	0.99%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.002	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.03%	0.10%	0.18%	0.18%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.05%	0.03%	0.10%	0.18%	0.17%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,562,802	$10,709,538	$16,653,985	$19,275,552	$21,021,890
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.24%	0.22%	0.30%	0.37%	0.37%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.30%	0.31%	0.24%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,959,603	$1,032,001	$1,058,246	$949,905	$969,180
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.30%[5]
Net investment income	0.02%[5]
Expense waiver/reimbursement[6]	0.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$211,294
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized loss on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.30%[5]
Net investment income	0.02%[5]
Expense waiver/reimbursement[6]	0.95%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,734
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.08%	0.08%
Ratios to Average Net Assets:
Net expenses	0.24%	0.22%	0.28%	0.30%	0.30%
Net investment income	0.01%	0.01%	0.02%	0.08%	0.07%
Expense waiver/reimbursement[3]	0.15%	0.17%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,139,131	$2,616,257	$2,883,158	$2,655,471	$1,630,823
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized loss on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.30%[5]
Net investment income	0.02%[5]
Expense waiver/reimbursement[6]	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,249
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investment in repurchase agreements and other repurchase agreements	$2,602,680,000
Investment in securities	12,508,689,043
Total investment in securities, at amortized cost and fair value		$15,111,369,043
Income receivable		4,232,790
Receivable for shares sold		162,410
TOTAL ASSETS		15,115,764,243
Liabilities:
Payable for investments purchased	108,729,627
Payable for shares redeemed	313,813
Bank overdraft	191,808
Income distribution payable	376,390
Payable for Directors'/Trustees' fees (Note 5)	1,348
Payable for other service fees (Notes 2 and 5)	338,754
Accrued expenses (Note 5)	275,943
TOTAL LIABILITIES		110,227,683
Net assets for 15,005,439,289 shares outstanding		$15,005,536,560
Net Assets Consist of:
Paid-in capital		$15,005,419,532
Accumulated net realized gain on investments		121,136
Distributions in excess of net investment income		(4,108)
TOTAL NET ASSETS		$15,005,536,560
Annual Shareholder Report
19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$121,723,317 ÷ 121,722,401 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$10,562,802,086 ÷ 10,562,733,587 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,959,602,608 ÷ 1,959,591,526 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$211,294,065 ÷ 211,292,480 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$9,734,349 ÷ 9,734,279 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$2,139,131,000 ÷ 2,139,115,895 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,249,035 ÷ 1,249,021 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$38,396,090
Expenses:
Investment adviser fee (Note 5)		$30,663,299
Administrative fee (Note 5)		11,998,289
Custodian fees		521,699
Transfer agent fee (Note 2)		123,602
Directors'/Trustees' fees (Note 5)		102,968
Auditing fees		21,000
Legal fees		11,506
Portfolio accounting fees		206,883
Distribution services fee (Note 5)		17,190
Other service fees (Notes 2 and 5)		7,439,920
Share registration costs		199,958
Printing and postage		206,960
Miscellaneous (Note 5)		116,655
TOTAL EXPENSES		51,629,929
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(12,750,470)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(5,886,938)
TOTAL WAIVERS AND REIMBURSEMENTS		(18,637,408)
Net expenses			32,992,521
Net investment income			5,403,569
Net realized gain on investments			122,135
Change in net assets resulting from operations			$5,525,704
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,403,569	$3,985,646
Net realized gain on investments	122,135	54,043
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,525,704	4,039,689
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(339)	—
Institutional Shares	(4,960,497)	(3,575,889)
Service Shares	(198,860)	(109,623)
Cash II Shares	(510)	—
Cash Series Shares	(28)	—
Capital Shares	(247,682)	(283,361)
Distributions from net realized gain on investments
Institutional Shares	(35,252)	(79,868)
Service Shares	(3,511)	(5,770)
Capital Shares	(8,694)	(15,007)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,455,373)	(4,069,518)
Share Transactions:
Proceeds from sale of shares	62,933,033,744	55,575,396,867
Net asset value of shares issued to shareholders in payment of distributions declared	2,747,919	2,476,179
Cost of shares redeemed	(62,288,111,602)	(61,815,436,428)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	647,670,061	(6,237,563,382)
Change in net assets	647,740,392	(6,237,593,211)
Net Assets:
Beginning of period	14,357,796,168	20,595,389,379
End of period (including undistributed (distributions in excess of) net investment income of $(4,108) and $239, respectively)	$15,005,536,560	$14,357,796,168
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 diversified portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Automated Shares, Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective June 2, 2015, the Fund began offering Automated Shares, Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares.
The Trustees have approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which the Fund will acquire all or substantially all of the assets of the Federated Automated Cash Management Trust, another fund of the Trust, in complete liquidation and termination of Federated Automated Cash Management Trust. Information statements will be sent to shareholders of Federated Automated Cash Management Trust explaining the Reorganization. The Reorganization is expected to occur in the fourth quarter of 2015.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including
Annual Shareholder Report
23

key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Class R Shares,
Annual Shareholder Report
24

Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended July 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$3,083	$(1)	$(963)
Institutional Shares	81,923	—	—
Service Shares	15,017	—	—
Cash II Shares	4,551	(1,421)	—
Cash Series Shares	230	(72)
Capital Shares	18,798	—	—
TOTAL	$123,602	$(1,494)	$(963)
For the year ended July 31, 2015, the Fund's Class R and Trust Shares incurred transfer agent fees less than $1.00.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$7,644	$(6)	$(7,638)
Service Shares	4,945,277	(822,458)	(3,404,952)
Cash II Shares	11,284	(214)	(11,070)
Cash Series Shares	570	(1)	(569)
Capital Shares	2,475,119	(326,318)	(1,294,042)
Trust Shares	26	(26)	—
TOTAL	$7,439,920	$(1,149,023)	$(4,718,271)
Annual Shareholder Report
25

For the year ended July 31, 2015, the Fund's Class R Shares incurred other service fees less than $1.00. For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report
26

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 7/31/2015[1]		2014
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	129,726,776	$129,726,776	—	$—
Shares issued to shareholders in payment of distributions declared	336	336	—	—
Shares redeemed	(8,004,711)	(8,004,711)	—	—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	121,722,401	$121,722,401	—	$—

	Period Ended 7/31/2015[1]		2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	100	$100	—	$—

Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	52,227,487,963	$52,227,487,963	47,225,655,540	$47,225,655,540
Shares issued to shareholders in payment of distributions declared	2,564,232	2,564,232	2,354,195	2,354,195
Shares redeemed	(52,376,837,261)	(52,376,837,261)	(53,172,429,735)	(53,172,429,735)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(146,785,066)	$(146,785,066)	(5,944,420,000)	$(5,944,420,000)

Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,416,496,263	$4,416,496,263	2,855,711,757	$2,855,711,757
Shares issued to shareholders in payment of distributions declared	139,901	139,901	51,710	51,710
Shares redeemed	(3,489,045,978)	(3,489,045,978)	(2,882,008,147)	(2,882,008,147)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	927,590,186	$927,590,186	(26,244,680)	$(26,244,680)
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	Period Ended 7/31/2015[1]		2014
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	224,797,335	$224,797,335	—	$—
Shares issued to shareholders in payment of distributions declared	495	495	—	—
Shares redeemed	(13,505,350)	(13,505,350)	—	—
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	211,292,480	$211,292,480	—	$—

	Period Ended 7/31/2015[1]		2014
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	10,686,069	$10,686,069	—	$—
Shares issued to shareholders in payment of distributions declared	28	28	—	—
Shares redeemed	(951,818)	(951,818)	—	—
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	9,734,279	$9,734,279	—	$—

Year Ended July 31	2015		2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,922,587,584	$5,922,587,584	5,494,029,570	$5,494,029,570
Shares issued to shareholders in payment of distributions declared	42,927	42,927	70,274	70,274
Shares redeemed	(6,399,763,851)	(6,399,763,851)	(5,760,998,546)	(5,760,998,546)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(477,133,340)	$(477,133,340)	(266,898,702)	$(266,898,702)

	Period Ended 7/31/2015[1]		2014
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,251,654	$1,251,654	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(2,633)	(2,633)	—	—
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	1,249,021	$1,249,021	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	647,670,061	$647,670,061	(6,237,563,382)	$(6,237,563,382)
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$5,455,373	$4,069,518
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$117,028
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2015, the Adviser voluntarily waived $12,750,470 of its fee and voluntarily reimbursed $1,494 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Reimbursed	Distribution Services Fees Waived
Cash II Shares	$15,797	$(15,797)	$—
Cash Series Shares	1,367	(1,139)	(228)
Trust Shares	26	(19)	(4)
TOTAL	$17,190	$(16,955)	$(232)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2015, the Fund's Class R Shares incurred a distribution services fee less than $1.00. For the year ended July 31, 2015, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2015, FSSC reimbursed $1,149,023 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS, FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016
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(July 1, 2016, with respect to Automated Shares, Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $165,230,000 and $67,614,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to
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limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. SUBSEQUENT EVENT
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in the Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
11. Federal tax information (unaudited)
For the fiscal year ended July 31, 2015, 95.37% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime cash obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Cash Obligations Fund as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.00	$0.49[2,3]
Class R Shares	$1,000	$1,000.00	$0.51[4,5]
Institutional Shares	$1,000	$1,000.30	$0.99
Service Shares	$1,000	$1,000.00	$1.29[6]
Cash II Shares	$1,000	$1,000.00	$0.49[7,8]
Cash Series Shares	$1,000	$1,000.00	$0.49[9,10]
Capital Shares	$1,000	$1,000.00	$1.29[11]
Trust Shares	$1,000	$1,000.00	$0.49[12,13]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,023.31	$1.51[2,3]
Class R Shares	$1,000	$1,023.26	$1.56[4,5]
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,023.51	$1.30[6]
Cash II Shares	$1,000	$1,023.31	$1.51[7,8]
Cash Series Shares	$1,000	$1,023.31	$1.51[9,10]
Capital Shares	$1,000	$1,023.51	$1.30[11]
Trust Shares	$1,000	$1,023.31	$1.51[12,13]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.30%
Class R Shares	0.31%
Institutional Shares	0.20%
Service Shares	0.26%
Cash II Shares	0.30%
Cash Series Shares	0.30%
Capital Shares	0.26%
Trust Shares	0.30%
2	“Actual” expense information for the Fund's Automated Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.30%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015).
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“Hypothetical” expense information for Automated Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.73 and $2.76, respectively.
4	“Actual” expense information for the Fund's Class R Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.31%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015). “Hypothetical” expense information for Class R Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
5	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.70 and $5.76, respectively.
6	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
7	“Actual” expense information for the Fund's Cash II Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.30%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015). “Hypothetical” expense information for Cash II Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
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8	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.46 and $4.51, respectively.
9	“Actual” expense information for the Fund's Cash Series Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.30%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015). “Hypothetical” expense information for Cash Series Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
10	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.26, respectively.
11	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
12	“Actual” expense information for the Fund's Trust Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.30%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015). “Hypothetical” expense information for Trust Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
13	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
38

At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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41

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report
42

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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43

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
44

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Officer since: August 2006 Portfolio Manager since: April 1997	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Annual Shareholder Report
45

Evaluation and Approval of Advisory Contract–May 2015
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report
46

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Automated	PBAXX
Institutional	POIXX
Service	PRSXX
Capital	POPXX
Trust	POLXX

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	30.5%
Commercial Paper and Notes	25.8%
Variable Rate Instruments	23.8%
Other Repurchase Agreements and Repurchase Agreements	19.9%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.0%[5]
8-30 Days	21.1%
31-90 Days	28.9%
91-180 Days	11.3%
181 Days or more	0.7%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, bank note, commercial paper, corporate bonds and corporate notes, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 20.4% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.6%
		Finance - Automotive—0.3%
$23,727,807		AmeriCredit Automobile Receivables Trust 2015-2, Class A1, 0.400%, 4/8/2016	$23,727,807
69,990,955	[1,2]	Enterprise Fleet Financing LLC 2015-1, Class A1, 0.360%, 3/20/2016	69,990,955
23,686,079	[1,2]	TCF Auto Receivables Owner Trust 2015-1, Class A1, 0.400%, 6/15/2016	23,686,079
		TOTAL	117,404,841
		Finance - Equipment—0.3%
17,134,193	[1,2]	CIT Equipment Collateral 2014-VT1, Class A1, 0.300%, 12/21/2015	17,134,193
67,656,187	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	67,656,187
		TOTAL	84,790,380
		TOTAL ASSET-BACKED SECURITIES	202,195,221
		BANK NOTE—2.7%
		Finance - Banking—2.7%
970,000,000		Bank of America N.A., 0.290% - 0.340%, 10/16/2015 - 12/1/2015	970,000,000
		CERTIFICATES OF DEPOSIT—22.7%
		Finance - Banking—22.7%
110,000,000		BMO Harris Bank, N.A., 0.291%, 8/25/2015	110,000,000
773,500,000		BNP Paribas SA, 0.250%, 8/5/2015 - 8/13/2015	773,500,000
508,000,000		Bank of Nova Scotia, Toronto, 0.330% - 0.340%, 11/9/2015 - 11/24/2015	508,000,000
1,039,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.270% - 0.320%, 8/6/2015 - 11/23/2015	1,039,000,000
525,000,000		Credit Agricole Corporate and Investment Bank, 0.250% - 0.330%, 8/6/2015 - 11/3/2015	525,000,000
544,000,000		Credit Suisse, Zurich, 0.280% - 0.300%, 9/18/2015 - 10/19/2015	544,000,000
1,075,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.260% - 0.300%, 8/10/2015 - 10/19/2015	1,075,000,000
1,045,000,000		Mizuho Bank Ltd., 0.260% - 0.300%, 8/5/2015 - 10/27/2015	1,045,000,000
250,000,000		Societe Generale, Paris, 0.280%, 9/1/2015	250,000,000
634,000,000		Standard Chartered Bank PLC, 0.270% - 0.350%, 8/27/2015 - 12/2/2015	634,000,000
1,321,100,000		Sumitomo Mitsui Banking Corp., 0.290% - 0.330%, 10/2/2015 - 12/2/2015	1,321,100,000
298,000,000		Toronto Dominion Bank, 0.350%, 9/10/2015	298,000,000
		TOTAL CERTIFICATES OF DEPOSIT	8,122,600,000
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—21.1%[3]
		Aerospace/Auto—0.7%
$250,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.279%, 8/10/2015	$250,000,000
		Finance - Banking—14.6%
175,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.351% - 0.421%, 8/17/2015 - 1/13/2016	174,762,111
150,000,000	[1,2]	Cancara Asset Securitization LLC, 0.220%, 8/21/2015	149,981,667
110,000,000	[1,2]	Gotham Funding Corp., 0.200%, 8/24/2015	109,985,944
350,000,000		HSBC USA, Inc., 0.275% - 0.406%, 8/26/2015 - 12/2/2015	349,634,965
1,287,050,000		ING (U.S.) Funding LLC, 0.260% - 0.280%, 8/4/2015 - 10/2/2015	1,286,786,817
25,000,000	[1,2]	J.P. Morgan Securities LLC, 0.391%, 8/26/2015	25,000,000
275,000,000	[1,2]	J.P. Morgan Securities LLC, 0.401% - 0.603%, 9/29/2015 - 4/1/2016	274,431,945
517,000,000	[1,2]	LMA-Americas LLC, 0.270% - 0.320%, 8/19/2015 - 10/8/2015	516,811,889
1,400,000,000		Lloyds Bank PLC, London, 0.120%, 8/6/2015	1,399,976,667
175,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.300%, 10/1/2015	174,911,042
150,000,000	[1,2]	Societe Generale, Paris, 0.280%, 10/1/2015	149,928,833
540,000,000		Standard Chartered Bank PLC, 0.270% - 0.350%, 8/21/2015 - 12/3/2015	539,670,611
60,000,000		State Street Corp., 0.451%, 12/21/2015	59,893,500
		TOTAL	5,211,775,991
		Finance - Commercial—1.7%
123,000,000	[1,2]	Alpine Securitization Corp., 0.290%, 10/21/2015	122,919,743
304,700,000	[1,2]	Atlantic Asset Securitization LLC, 0.270% - 0.290%, 8/20/2015 - 10/2/2015	304,613,612
125,000,000	[1,2]	CIESCO, LLC, 0.321%, 11/5/2015 - 11/9/2015	124,891,555
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.280%, 9/10/2015	49,984,444
		TOTAL	602,409,354
		Finance - Retail—4.1%
168,000,000	[1,2]	Barton Capital LLC, 0.280% - 0.290%, 10/7/2015 - 10/9/2015	167,911,828
375,000,000	[1,2]	Chariot Funding LLC, 0.271% - 0.401%, 8/12/2015 - 2/4/2016	374,613,528
745,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.271% - 0.501%, 8/5/2015 - 2/4/2016	744,046,959
200,000,000	[1,2]	Starbird Funding Corp., 0.250% - 0.300%, 8/12/2015 - 10/8/2015	199,930,868
		TOTAL	1,486,503,183
		TOTAL COMMERCIAL PAPER	7,550,688,528
		CORPORATE BONDS—0.8%
		Finance - Commercial—0.8%
3,505,000		General Electric Capital Corp., 0.474%, 10/6/2015	3,505,992
4,213,000		General Electric Capital Corp., 0.484%, 10/8/2015	4,215,920
8,000,000		General Electric Capital Corp., 0.884%, 10/8/2015	8,019,419
6,122,000		General Electric Capital Corp., 0.936%, 7/12/2016	6,155,727
Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Finance - Commercial—continued
$12,994,000		General Electric Capital Corp., 1.000%, 1/8/2016	$13,022,288
8,604,000		General Electric Capital Corp., 1.029%, 8/11/2015	8,605,808
12,810,000		General Electric Capital Corp., 1.500%, 7/12/2016	12,902,791
107,162,000		General Electric Capital Corp., 2.250%, 11/9/2015	107,696,074
21,500,000		General Electric Capital Corp., 2.950%, 5/9/2016	21,881,199
38,871,000		General Electric Capital Corp., 4.375%, 9/21/2015	39,085,779
41,042,000		General Electric Capital Corp., 5.000%, 1/8/2016	41,838,553
22,380,000		General Electric Capital Corp., 6.900%, 9/15/2015	22,558,053
		TOTAL	289,487,603
		Insurance—0.0%
4,800,000	[1,2]	Metropolitan Life Global Funding I, 0.411%, 6/23/2016	4,800,926
5,500,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	5,518,059
365,000	[1,2]	New York Life Global Funding, 0.644%, 5/23/2016	365,928
		TOTAL	10,684,913
		TOTAL CORPORATE BONDS	300,172,516
		CORPORATE NOTES—0.6%
		Finance - Banking—0.3%
125,500,000		U.S. Bank, N.A., 0.415%, 10/22/2015	125,561,523
		Finance - Commercial—0.2%
72,695,000		General Electric Capital Corp., 0.516%, 10/14/2015	72,755,330
		Insurance—0.1%
15,285,000	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	15,454,892
3,500,000	[1,2]	New York Life Global Funding, 2.450%, 7/14/2016	3,557,622
		TOTAL	19,012,514
		TOTAL CORPORATE NOTES	217,329,367
		NOTES - VARIABLE—23.8%[4]
		Aerospace/Auto—0.5%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.279%, 8/10/2015	50,000,000
135,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.299%, 10/15/2015	135,000,000
		TOTAL	185,000,000
		Diversified—0.0%
545,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.700%, 8/6/2015	545,000
		Finance - Automotive—0.0%
351,366		Capital Auto Receivables Asset Trust 2014-1, Class A1B, 0.538%, 8/20/2015	351,442
Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Automotive—continued
$285,959		Capital Auto Receivables Asset Trust 2014-2, Class A1, 0.488%, 8/20/2015	$285,959
		TOTAL	637,401
		Finance - Banking—21.7%
300,000,000		J.P. Morgan Securities LLC, 0.449%, 8/24/2015	300,000,000
38,000,000		J.P. Morgan Securities LLC, 0.428%, 4/15/2016	38,000,000
140,000,000	[1,2]	J.P. Morgan Securities LLC, 0.390%, 8/10/2015	140,000,000
100,000,000	[1,2]	J.P. Morgan Securities LLC, 0.387%, 8/17/2015	100,000,000
50,000,000		J.P. Morgan Securities LLC, 0.349%, 8/10/2015	50,000,000
102,800,000		Wells Fargo Bank, N.A., Sr. Unsecured, 0.309%, 9/8/2015	102,800,000
14,000,000		Wells Fargo Bank, N.A., 0.313%, 9/17/2015	14,000,000
75,000,000		Toronto Dominion Bank, 0.357%, 8/12/2015	75,000,000
250,000,000		Toronto Dominion Bank, 0.339%, 8/24/2015	250,000,000
325,000,000		Toronto Dominion Bank, 0.338%, 8/6/2015	325,000,000
69,000,000		Toronto Dominion Bank, 0.337%, 8/10/2015	69,000,000
75,000,000		Toronto Dominion Bank, 0.319%, 10/15/2015	75,000,000
100,000,000		Toronto Dominion Bank, 0.310%, 8/12/2015	100,000,000
312,000,000		Toronto Dominion Bank, 0.278%, 8/18/2015	312,000,000
110,000,000		Toronto Dominion Bank, 0.278%, 8/4/2015	110,000,000
300,000,000		Sumitomo Mitsui Banking Corp., 0.287%, 8/3/2015	300,000,000
20,000,000		Sumitomo Mitsui Banking Corp., 0.286%, 8/17/2015	20,000,000
290,000,000		State Street Bank and Trust Co., 0.386%, 8/14/2015	290,000,000
78,000,000		State Street Bank and Trust Co., 0.334%, 10/1/2015	78,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.404%, 10/5/2015	25,000,000
225,000,000		Royal Bank of Canada, Montreal, 0.327%, 8/12/2015	225,000,000
110,000,000		Royal Bank of Canada, Montreal, 0.307%, 8/12/2015	110,000,000
73,000,000		Royal Bank of Canada, Montreal, 0.305%, 8/24/2015	73,000,000
125,000,000		Royal Bank of Canada, Montreal, 0.278%, 8/19/2015	125,000,000
164,000,000		Rabobank Nederland NV, Utrecht, 0.340%, 8/31/2015	164,000,000
200,000,000		JPMorgan Chase Bank, N.A., 0.329%, 8/24/2015	200,000,000
160,000,000		HSBC Bank USA, N.A., 0.355%, 8/3/2015	160,000,000
300,000,000		HSBC Bank USA, N.A., 0.349%, 8/10/2015	300,000,000
225,000,000		Bank of Nova Scotia, Toronto, 0.341%, 8/21/2015	225,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.337%, 8/17/2015	50,000,000
165,000,000		Bank of Nova Scotia, Toronto, 0.288%, 8/7/2015	165,000,000
50,000,000		Bank of Montreal, 0.398%, 8/4/2015	50,020,660
20,000,000		Bank of Montreal, 0.398%, 8/4/2015	20,008,264
100,000,000		Bank of Montreal, 0.357%, 8/13/2015	100,000,000
Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$165,000,000		Bank of Montreal, 0.345%, 8/24/2015	$165,000,000
62,500,000		Bank of Montreal, 0.339%, 9/8/2015	62,500,000
200,000,000		Bank of Montreal, 0.329%, 8/28/2015	200,000,000
220,000,000		Bank of Montreal, 0.317%, 8/12/2015	220,000,000
150,000,000		Bank of Montreal, 0.307%, 8/3/2015	150,000,000
15,000,000		Bank of Montreal, 0.297%, 8/11/2015	15,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.300%, 8/10/2015	40,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.307%, 8/17/2015	50,000,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.326%, 8/17/2015	20,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.327%, 8/17/2015	40,000,000
45,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 9/21/2015	45,000,000
100,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.334%, 8/22/2015	100,000,000
100,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.337%, 8/12/2015	100,000,000
45,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.337%, 8/24/2015	45,000,000
60,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.337%, 8/26/2015	60,000,000
75,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.338%, 8/6/2015	75,000,000
27,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.338%, 8/6/2015	27,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.338%, 8/20/2015	50,000,000
7,090,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	7,090,000
4,735,000		Capital Markets Access Co. LC, Series 2008 Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.170%, 8/6/2015	4,735,000
2,730,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.230%, 8/7/2015	2,730,000
22,840,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	22,840,000
16,725,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 0.170%, 8/6/2015	16,725,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 0.120%, 8/5/2015	33,900,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc., Project 2013A, (Bank of America N.A. LOC), 0.170%, 8/6/2015	3,000,000
Annual Shareholder Report
6

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$7,550,000	Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	$7,550,000
1,130,000	Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	1,130,000
18,085,000	J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.170%, 8/6/2015	18,085,000
50,000,000	JPMorgan Chase Bank, N.A., 0.439%, 9/8/2015	50,000,000
1,730,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.120%, 8/5/2015	1,730,000
11,075,000	Johnson City, TN Health & Education Facilities Board, Series 2013-B (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.120%, 8/5/2015	11,075,000
910,000	Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/5/2015	910,000
570,000	L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/5/2015	570,000
22,005,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2015	22,005,000
30,000,000	Maine State Housing Authority, (2013 Series G) Federally Taxable, 0.140%, 8/6/2015	30,000,000
25,000,000	Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.130%, 8/6/2015	25,000,000
44,000,000	Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.130%, 8/6/2015	44,000,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.210%, 8/6/2015	10,000,000
6,198,000	New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.140%, 8/6/2015	6,198,000
5,485,000	New York State HFA, Revenue Bonds (Series 2011B), (Wells Fargo Bank, N.A. LOC), 0.100%, 8/5/2015	5,485,000
57,800,000	Novant Health, Inc., Series 1997, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2015	57,800,000
7,190,000	Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.280%, 8/6/2015	7,190,000
5,495,000	Roman Catholic Bishop of San Jose, CA, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	5,495,000
13,710,000	Sabri Arac, The Quarry Lane School Series 2005, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	13,710,000
29,200,000	Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.120%, 8/6/2015	29,200,000
9,075,000	Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.750%, 8/6/2015	9,075,000
975,000	St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.150%, 8/6/2015	975,000
Annual Shareholder Report
7

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$195,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.240%, 8/6/2015	$195,000
16,500,000		TMF Biofuels LLC, Series 2012, (Rabobank Nederland NV, Utrecht LOC), 0.190%, 8/6/2015	16,500,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 0.170%, 8/5/2015	6,460,000
7,765,000		The Larry L. Henry 2013 Family Trust, Series 2013, (Wells Fargo Bank, N.A. LOC), 0.170%, 8/6/2015	7,765,000
300,000,000		U.S. Bank, N.A., 0.344%, 10/1/2015	300,016,044
10,000,000		University of Illinois, Series 2014C, (Northern Trust Corp. LOC), 0.130%, 8/6/2015	10,000,000
469,000,000		Wells Fargo Bank, N.A., 0.401%, 9/21/2015	469,000,000
112,500,000		Wells Fargo Bank, N.A., 0.434%, 9/2/2015	112,580,098
203,000,000		Wells Fargo Bank, N.A., 0.461%, 9/22/2015	203,000,000
7,150,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.160%, 8/6/2015	7,150,000
		TOTAL	7,786,198,066
		Finance - Commercial—0.3%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.258%, 8/5/2015	25,000,000
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.306%, 8/14/2015	75,000,000
1,839,000		General Electric Capital Corp., Sr. Unsecured, 0.932%, 9/30/2015	1,840,931
9,865,000	[1,2]	The Anderson's, Inc., Series 2008, (General Electric Capital Corp. LOC), 0.130%, 8/6/2015	9,865,000
		TOTAL	111,705,931
		Finance - Retail—0.6%
80,000,000	[1,2]	Barton Capital LLC, 0.287%, 8/12/2015	80,000,000
20,000,000	[1,2]	Barton Capital LLC, 0.289%, 8/10/2015	20,000,000
100,000,000	[1,2]	Barton Capital LLC, 0.309%, 8/10/2015	100,000,000
		TOTAL	200,000,000
		Government Agency—0.6%
10,150,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 0.080%, 8/5/2015	10,150,000
22,005,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 0.140%, 8/6/2015	22,005,000
34,480,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 8/6/2015	34,480,000
29,160,000		Chelwood, L.P., Warwick Square Apts Series 2013-A, (FHLB of San Francisco LOC), 0.140%, 8/6/2015	29,160,000
7,015,000		Frogtown LLC, Series 2004, (FHLB of Cincinnati LOC), 0.350%, 8/6/2015	7,015,000
2,255,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 0.400%, 8/6/2015	2,255,000
Annual Shareholder Report
8

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Government Agency—continued
$8,290,000	Helmholdt Capital, LLC, Series 2007-A, (FHLB of San Francisco LOC), 0.230%, 8/6/2015	$8,290,000
1,000,000	Landing at College Square, LLC, The Landing at College Square Apartments - Series 2015-A, (FHLB of San Francisco LOC), 0.140%, 8/6/2015	1,000,000
6,200,000	Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.140%, 8/6/2015	6,200,000
24,195,000	OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.140%, 8/6/2015	24,195,000
23,820,000	Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 0.140%, 8/6/2015	23,820,000
7,500,000	Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 0.170%, 8/6/2015	7,500,000
12,320,000	Public Finance Authority, Brannan Park Project Series 2015, (FHLB of San Francisco LOC), 0.160%, 8/5/2015	12,320,000
7,180,000	St. Charles County, MO Industrial Development Authority, (FHLB of Des Moines LOC), 0.140%, 8/6/2015	7,180,000
6,040,000	St. Louis County, MO IDA, Barat Academy Project Series 2012, (FHLB of Chicago LOC), 0.140%, 8/6/2015	6,040,000
9,165,000	Tack Capital Co., (FHLB of New York LOC), 0.180%, 8/6/2015	9,165,000
	TOTAL	210,775,000
	University—0.1%
17,000,000	University of California (The Regents of), Series 2011 Z-1, 0.100%, 8/6/2015	17,000,000
17,000,000	University of California (The Regents of), Series 2011 Z-2, 0.090%, 8/6/2015	17,000,000
	TOTAL	34,000,000
	TOTAL NOTES—VARIABLE	8,528,861,398
	TIME DEPOSITS—7.8%
	Finance - Banking—7.8%
500,000,000	DNB Bank ASA, 0.060%, 8/3/2015	500,000,000
500,000,000	Standard Chartered Bank PLC, 0.080%, 8/3/2015	500,000,000
1,800,000,000	Svenska Handelsbanken, Stockholm, 0.060% - 0.080%, 8/3/2015	1,800,000,000
	TOTAL TIME DEPOSITS	2,800,000,000
Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—8.6%
	Finance - Banking—8.6%
$347,000,000	BNP Paribas Securities Corp., 0.183% - 0.466%, 8/3/2015 - 8/6/2015, interest in a $626,000,000 collateralized loan agreement dated 5/4/2015 - 7/31/2015, will repurchase securities provided as collateral for $626,424,223, in which asset-backed securities, corporate bonds, medium term notes, collateralized mortgage obligations, U.S. Government Agency and municipal bond securities with a market value of $639,533,583 have been received as collateral and held with BNY Mellon as tri-party agent.	$347,000,000
704,400,000	Credit Suisse Securities (USA) LLC, 0.639% - 0.654%, 8/3/2015 - 9/25/2015, interest in a $1,150,000,000 collateralized loan agreement dated 6/4/2015 - 7/27/2015, will repurchase securities provided as collateral for $1,151,220,833, in which collateralized mortgage obligations and commercial paper with a market value of $1,173,804,248 have been received as collateral and held with JPMorgan Chase as tri-party agent.	704,400,000
169,000,000	HSBC Securities (USA), Inc., 0.183%, 8/3/2015, interest in a $169,000,000 collateralized loan agreement dated 7/31/2015, will repurchase securities provided as collateral for $169,002,577, in which corporate bonds and medium-term notes with a market value of $172,385,902 have been received as collateral and held with BNYMellon as tri-party agent.	169,000,000
353,500,000	JPMorgan Securities LLC, 0.365% - 0.385%, 9/8/2015 - 9/30/2015, interest in a $650,000,000 collateralized loan agreement dated 6/8/2015 - 7/1/2015, will repurchase securities provided as collateral for $650,615,944, in which asset-backed securities with a market value of $663,306,406 have been received as collateral and held with JPMorgan Chase as tri-party agent.	353,500,000
595,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 8/5/2015 - 8/27/2015, interest in a $990,000,000 collateralized loan agreement dated 7/6/2015 - 7/27/2015, will repurchase securities provided as collateral for $990,208,819, in which corporate bonds, common stocks, medium-term notes, asset-backed securities, municipal bonds, commercial paper, U.S. Treasury securities and exchange-traded funds with a market value of $1,009,896,549 have been received as collateral and held with JPMorgan Chase as tri-party agent.	595,000,000
309,000,000	RBC Capital Markets, LLC, 0.314% - 0.456%, 8/18/2015 - 9/9/2015, interest in a $550,000,000 collateralized loan agreement dated 2/19/2015 - 6/11/2015, will repurchase securities provided as collateral for $550,795,000, in which corporate bonds, municipal bonds, medium-term notes and U.S. Government Agency securities with a market value of $561,665,593 have been received as collateral and held with BNY Mellon as tri-party agent.	309,000,000
Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$611,000,000	Wells Fargo Securities LLC, 0.456% - 0.507%, 10/5/2015 - 10/27/2015, interest in a $1,350,000,000 collateralized loan agreement dated 7/7/2015 - 7/27/2015, will repurchase securities provided as collateral for $1,351,551,944, in which collateralized mortgage obligations and asset-backed securities with a market value of$1,377,339,719 have been received as collateral and held with BNY Mellon as {ctag:bx]tri-party agent.	$611,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	3,088,900,000
	REPURCHASE AGREEMENTS—11.3%
150,000,000	Repurchase agreement 0.15%, dated 7/31/2015 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $150,001,875 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2045 and the market value of those underlying securities was $154,501,931.	150,000,000
1,000,000,000	Interest in $2,150,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,150,028,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/25/2048 and the market value of those underlying securities was $2,196,281,454.	1,000,000,000
450,000,000	Repurchase agreement 0.16%, dated 7/31/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,006,000 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2054 and the market value of those underlying securities was $461,034,625.	450,000,000
500,000,000	Interest in $1,950,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,950,026,000 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $2,007,043,434.	500,000,000
Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$232,761,000	Interest in $2,300,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,030,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,356,293,189.	$232,761,000
700,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Wells Fargo Bank N.A. will repurchase securities provided as collateral for $1,000,013,333 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $1,020,013,601.	700,000,000
1,000,000,000	Interest in $1,850,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,850,024,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2049 and the market value of those underlying securities was $1,890,799,407.	1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	4,032,761,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	35,813,508,030
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(3,905,350)
	TOTAL NET ASSETS—100%	$35,809,602,680
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $5,075,300,809, which represented 14.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $5,075,300,809, which represented 14.2% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Annual Shareholder Report
12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2015	Period Ended 7/31/2014[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	(0.000)[2]	(0.000)[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%
Ratios to Average Net Assets:
Net expenses	0.24%	0.23%[4]
Net investment income (loss)	0.01%	(0.00)%[4,5]
Expense waiver/reimbursement[6]	0.40%	0.42%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$984,469	$24,189
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.002	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.20%	0.10%	0.17%	0.16%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.04%	0.02%	0.10%	0.17%	0.16%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,806,315	$26,947,649	$36,127,647	$42,697,762	$39,900,328
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.24%	0.22%	0.29%	0.36%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.30%	0.31%	0.24%	0.17%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,881,460	$3,336,274	$3,059,336	$3,285,564	$4,009,732
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2012[1]
	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.000[3]	0.001[2]	0.000[3]
Net realized gain (loss) on investments	0.000[3]	0.000[3]	(0.000)[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.000[3]	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.01%	0.01%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.23%	0.22%	0.25%	0.25%[5]
Net investment income	0.01%	0.01%	0.05%	0.12%[5]
Expense waiver/reimbursement[6]	0.10%	0.12%	0.09%	0.28%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$637,721	$816,589	$1,234,586	$0[7]
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.23%	0.22%	0.29%	0.36%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.55%	0.57%	0.49%	0.42%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$499,638	$1,417,891	$2,761,275	$2,556,504	$2,818,977
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investment in other repurchase agreements and repurchase agreements	$7,121,661,000
Investment in securities	28,691,847,030
Total investment in securities, at amortized cost and fair value		$35,813,508,030
Income receivable		9,731,840
TOTAL ASSETS		35,823,239,870
Liabilities:
Payable for investments purchased	4,216,000
Payable for shares redeemed	831,030
Income distribution payable	1,006,076
Bank overdraft	6,734,662
Payable for custodian fees	290,567
Payable for distribution services fee (Note 5)	26,394
Payable for other service fees (Notes 2 and 5)	252,951
Accrued expenses (Note 5)	279,510
TOTAL LIABILITIES		13,637,190
Net assets for 35,792,710,598 shares outstanding		$35,809,602,680
Net Assets Consist of:
Paid-in capital		$35,819,320,511
Accumulated net realized loss on investments		(9,718,165)
Undistributed net investment income		334
TOTAL NET ASSETS		$35,809,602,680
Annual Shareholder Report
19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$984,469,253 ÷ 984,725,178 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$30,806,315,117 ÷ 30,790,144,256 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,881,460,009 ÷ 2,880,195,855 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$637,720,713 ÷ 637,879,207 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$499,637,588 ÷ 499,766,102 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$90,643,979
Expenses:
Investment adviser fee (Note 5)		$73,833,571
Administrative fee (Note 5)		28,889,765
Custodian fees		1,184,282
Transfer agent fee (Note 2)		1,398,555
Directors'/Trustees' fees (Note 5)		230,177
Auditing fees		24,000
Legal fees		10,858
Portfolio accounting fees		229,819
Distribution services fee (Note 5)		1,775,984
Other service fees (Notes 2 and 5)		11,914,100
Share registration costs		131,592
Printing and postage		161,090
Miscellaneous (Note 5)		221,030
TOTAL EXPENSES		120,004,823
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(29,610,704)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(13,072,417)
TOTAL WAIVERS AND REIMBURSEMENTS		(42,683,121)
Net expenses			77,321,702
Net investment income			13,322,277
Net realized gain on investments			390,194
Change in net assets resulting from operations			$13,712,471
See Notes which are an integral part of the Financial Statements
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21

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,322,277	$8,910,177
Net realized gain on investments	390,194	195,525
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,712,471	9,105,702
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(98,454)	(115)
Institutional Shares	(12,888,630)	(8,229,009)
Service Shares	(289,817)	(316,255)
Capital Shares	(117,074)	(103,770)
Trust Shares	(70,765)	(278,761)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,464,740)	(8,927,910)
Share Transactions:
Proceeds from sale of shares	271,181,549,774	230,725,393,199
Net asset value of shares issued to shareholders in payment of distributions declared	6,011,206	4,840,237
Cost of shares redeemed	(267,920,797,602)	(241,370,663,852)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,266,763,378	(10,640,430,416)
Change in net assets	3,267,011,109	(10,640,252,624)
Net Assets:
Beginning of period	32,542,591,571	43,182,844,195
End of period (including undistributed net investment income of $334 and $142,797, respectively)	$35,809,602,680	$32,542,591,571
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 diversified portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
23

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
24

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$2,454,161	$—	$(2,454,161)
Service Shares	7,164,334	(1,200,587)	(5,066,930)
Capital Shares	519,621	(27,347)	(209,489)
Trust Shares	1,775,984	—	(1,775,984)
TOTAL	$11,914,100	$(1,227,934)	$(9,506,564)
For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report
25

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2015		Period Ended 7/31/2014[1]
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,614,755,087	$1,614,755,087	25,242,471	$25,242,471
Shares issued to shareholders in payment of distributions declared	98,454	98,454	115	115
Shares redeemed	(654,324,590)	(654,324,590)	(1,046,359)	(1,046,359)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	960,528,951	$960,528,951	24,196,227	$24,196,227

Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	249,339,119,044	$249,339,119,044	208,195,708,088	$208,195,708,088
Shares issued to shareholders in payment of distributions declared	5,767,107	5,767,107	4,483,738	4,483,738
Shares redeemed	(245,486,079,723)	(245,486,079,723)	(217,380,428,531)	(217,380,428,531)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,858,806,428	$3,858,806,428	(9,180,236,705)	$(9,180,236,705)
Annual Shareholder Report
26

Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,371,236,761	$11,371,236,761	11,860,273,783	$11,860,273,783
Shares issued to shareholders in payment of distributions declared	62,687	62,687	85,482	85,482
Shares redeemed	(11,826,372,460)	(11,826,372,460)	(11,583,130,393)	(11,583,130,393)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(455,073,012)	$(455,073,012)	277,228,872	$277,228,872

Year Ended July 31	2015		2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	7,123,718,426	$7,123,718,426	7,448,705,058	$7,448,705,058
Shares issued to shareholders in payment of distributions declared	58,325	58,325	44,888	44,888
Shares redeemed	(7,302,717,924)	(7,302,717,924)	(7,866,774,814)	(7,866,774,814)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(178,941,173)	$(178,941,173)	(418,024,868)	$(418,024,868)

Year Ended July 31	2015		2014
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,732,720,456	$1,732,720,456	3,195,463,799	$3,195,463,799
Shares issued to shareholders in payment of distributions declared	24,633	24,633	226,014	226,014
Shares redeemed	(2,651,302,905)	(2,651,302,905)	(4,539,283,755)	(4,539,283,755)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(918,557,816)	$(918,557,816)	(1,343,593,942)	$(1,343,593,942)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,266,763,378	$3,226,763,378	(10,640,430,416)	$(10,640,430,416)
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income	$13,464,740	$8,927,910
As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$334
Capital loss carryforwards	$(9,718,165)
At July 31, 2015, the Fund had a capital loss carryforward of $9,718,165 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$9,715,237	NA	$9,715,237
2018	$2,928	NA	$2,928
The Fund used capital loss carryforwards of $390,194 to offset capital gains realized during the year ended July 31, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived $29,610,704 of its fee and voluntarily reimbursed $755,473 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$1,775,984	$(1,582,446)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2015, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2015, FSSC received $1,103 and reimbursed $1,227,934 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC), on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, certain expenses related to dividend payment-related notices and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $212,529,000 and $162,780,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. SUBSEQUENT EVENTS
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient to the Trust's Declaration of Trust to comply with the amended rules discussed above in the Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
The Fund has a paid in capital amount that, as a result of a prior acquisition of another money market fund, is in excess of the number of shares outstanding. To reduce this difference, the Fund will begin to distribute the excess paid in capital to shareholders on or around October 1, 2015. These return of capital distributions will be declared daily and distributed monthly and will continue until such time as the excess paid in capital amount is depleted or as otherwise determined by the Fund. The Fund's excess capital position will continue to be monitored with the intention that these return of capital distributions will cease on or before October 13, 2016. The amount of these distributions may increase, decrease or remain the same on any given day depending on a variety of factors. These distributions also may not be made on any given day or cease and/or cease and re-start at any time.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2015, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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31

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Obligations Fund as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.00	$1.24[2]
Institutional Shares	$1,000	$1,000.30	$0.99
Service Shares	$1,000	$1,000.00	$1.24[3]
Capital Shares	$1,000	$1,000.10	$1.19
Trust Shares	$1,000	$1,000.00	$1.24[4]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,023.55	$1.25[2]
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,023.55	$1.25[3]
Capital Shares	$1,000	$1,023.60	$1.20
Trust Shares	$1,000	$1,023.55	$1.25[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.25%
Institutional Shares	0.20%
Service Shares	0.25%
Capital Shares	0.24%
Trust Shares	0.25%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.73 and $2.76, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
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34

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
35

At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
36

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Officer since: August 2006 Portfolio Manager since: July 2003	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Annual Shareholder Report
42

Evaluation and Approval of Advisory Contract–May 2015
Federated Prime Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
44

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Annual Shareholder Report
46

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Annual Shareholder Report
47

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
48

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919734
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450523 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Institutional	PVOXX
Service	PVSXX
Capital	PVCXX

Federated Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	28.3%
Variable Rate Instruments	26.0%
Bank Instruments	19.5%
Other Repurchase Agreements and Repurchase Agreements	26.2%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100%
At July 31, 2015, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.1%[5]
8-30 Days	19.8%
31-90 Days	33.7%
91-180 Days	9.1%
181 Days or more	0.3%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, a bank note, commercial paper, corporate bonds and a loan participation with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 20.5% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.8%
		Finance - Automotive—0.1%
$9,564,606		SMART ABS Series 2015-1US Trust, Class A1, 0.400%, 3/14/2016	$9,564,606
		Finance - Equipment—0.7%
47,359,331	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	47,359,331
9,837,911	[1,2]	Volvo Financial Equipment LLC, Series 2015-1, Class A1, 0.350%, 3/15/2016	9,837,911
		TOTAL	57,197,242
		TOTAL ASSET-BACKED SECURITIES	66,761,848
		BANK NOTE—0.6%
		Finance - Banking—0.6%
50,000,000		Bank of America N.A., 0.290%, 10/16/2015	50,000,000
		CERTIFICATES OF DEPOSIT—16.3%
		Finance - Banking—16.3%
50,000,000		ABN Amro Bank NV, 0.290%, 8/12/2015	49,995,573
50,000,000		Bank of Nova Scotia, Toronto, 0.340%, 11/24/2015	50,000,000
192,100,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280% - 0.320%, 9/8/2015 - 11/23/2015	192,100,000
200,000,000		Credit Agricole Corporate and Investment Bank, 0.270% - 0.330%, 9/3/2015 - 11/3/2015	200,000,000
50,000,000		Credit Suisse, Zurich, 0.300%, 10/19/2015	50,000,000
250,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.280% - 0.300%, 9/1/2015 - 10/16/2015	250,000,000
100,000,000		Mizuho Bank Ltd., 0.300%, 9/3/2015 - 9/8/2015	99,971,480
94,100,000		Standard Chartered Bank PLC, 0.270% - 0.350%, 8/27/2015 - 12/4/2015	94,100,000
305,000,000		Sumitomo Mitsui Banking Corp., 0.290% - 0.330%, 10/2/2015 - 12/2/2015	305,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,291,167,053
		COMMERCIAL PAPER—23.8%[3]
		Aerospace/Auto—1.6%
22,425,000	[1,2]	ERAC USA Finance LLC, (GTD by Enterprise Holdings, Inc.), 0.420% - 0.450%, 8/24/2015 - 9/4/2015	22,417,416
100,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.287%, 8/17/2015	100,000,000
		TOTAL	122,417,416
		Chemicals—0.7%
15,439,000	[1,2]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.350%, 8/11/2015 - 9/2/2015	15,436,750
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Chemicals—continued
$39,365,000		PPG Industries, Inc., 0.430% - 0.450%, 8/4/2015 - 8/20/2015	$39,359,320
		TOTAL	54,796,070
		Container/Packaging—0.4%
31,300,000	[1,2]	Bemis Co., Inc., 0.410% - 0.450%, 8/3/2015 - 8/21/2015	31,296,244
		Electric Power—0.2%
11,600,000		Virginia Electric & Power Co., 0.400%, 9/10/2015	11,594,844
		Electrical Equipment—0.3%
24,800,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.440% - 0.450%, 8/20/2015 - 8/27/2015	24,793,039
		Finance - Banking—10.7%
75,000,000		Banque et Caisse d'Epargne de L'Etat, 0.316%, 8/17/2015	74,989,500
100,000,000	[1,2]	Barclays US Funding LLC, 0.150%, 8/3/2015	99,999,167
20,000,000	[1,2]	Gotham Funding Corp., 0.200%, 8/24/2015	19,997,444
75,000,000		HSBC USA, Inc., 0.406%, 12/2/2015	74,896,219
308,500,000		ING (U.S.) Funding LLC, 0.270% - 0.280%, 8/18/2015 - 9/9/2015	308,433,534
30,000,000	[1,2]	JPMorgan Securities LLC, 0.391%, 8/26/2015	30,000,000
60,000,000	[1,2]	JPMorgan Securities LLC, 0.401%, 10/9/2015	59,954,000
24,100,000	[1,2]	LMA-Americas LLC, 0.260%, 8/20/2015	24,096,693
10,000,000	[1,2]	Matchpoint Finance PLC, 0.300%, 10/26/2015	9,992,833
147,000,000		Standard Chartered Bank PLC, 0.280% - 0.340%, 9/18/2015 - 11/23/2015	146,899,870
		TOTAL	849,259,260
		Finance - Commercial—3.1%
70,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.270%, 8/21/2015 - 9/8/2015	69,986,800
177,000,000	[1,2]	Versailles Commercial Paper LLC, 0.270% - 0.300%, 9/3/2015 - 11/2/2015	176,918,000
		TOTAL	246,904,800
		Finance - Retail—5.8%
25,000,000	[1,2]	CAFCO, LLC, 0.290%, 8/10/2015	24,998,188
22,000,000	[1,2]	Chariot Funding LLC, 0.421%, 2/16/2016	21,948,923
50,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.281%, 8/28/2015	49,989,500
361,000,000	[1,2]	Sheffield Receivables Company LLC, 0.360%, 10/21/2015 - 11/3/2015	360,692,160
		TOTAL	457,628,771
		Food & Beverage—0.3%
25,036,000	[1,2]	Agrium, Inc., 0.390% - 0.440%, 8/4/2015 - 8/27/2015	25,030,969
		Oil & Oil Finance—0.1%
11,225,000		Motiva Enterprises LLC, 0.400%, 8/5/2015	11,224,501
Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Telecommunications—0.6%
$36,850,000	[1,2]	Bell Canada, 0.420%, 8/6/2015 - 8/18/2015	$36,846,115
13,000,000	[1,2]	NBC Universal Enterprise, Inc., (GTD by Comcast Corp.), 0.420%, 8/5/2015	12,999,394
		TOTAL	49,845,509
		TOTAL COMMERCIAL PAPER	1,884,791,423
		CORPORATE BONDS—2.1%
		Finance - Banking—1.5%
47,835,000		Bank of America Corp., 1.500%, 10/9/2015	47,905,601
10,300,000		Bank of America Corp., 3.700%, 9/1/2015	10,326,477
18,044,000		Bank of America Corp., 4.750%, 8/1/2015	18,044,000
550,000		Bank of America Corp., 5.300%, 9/30/2015	553,938
18,087,000		Bank of Montreal, 0.809%, 10/15/2015	18,153,650
2,000,000		Citigroup, Inc., 2.250%, 8/7/2015	2,000,527
19,000,000		Wells Fargo & Co., 0.817%, 7/20/2016	19,072,406
		TOTAL	116,056,599
		Finance - Retail—0.4%
31,116,000		American Express Credit Corp., 2.750%, 9/15/2015	31,205,740
		Insurance—0.2%
15,000,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	15,051,079
		TOTAL CORPORATE BONDS	162,313,418
		LOAN PARTICIPATION—1.0%
		Chemicals—1.0%
76,500,000		DuPont Teijin Films U.S. L.P., (GTD by DuPont (E.I.) de Nemours & Co.), 0.400%, 8/31/2015	76,500,000
		NOTES - VARIABLE—26.0%[4]
		Aerospace/Auto—2.2%
35,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.399%, 8/5/2015	35,000,000
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.425%, 8/27/2015	50,000,000
21,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.425%, 8/27/2015	21,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.294%, 10/29/2015	50,000,000
20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.299%, 10/15/2015	20,000,000
		TOTAL	176,000,000
		Finance - Banking—23.3%
100,000,000		BMO Harris Bank, N.A., 0.291%, 8/25/2015	100,000,000
Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$69,400,000		BNP Paribas SA, Sr. Unsecured, 0.586%, 8/7/2015	$69,439,677
90,000,000		Bank of Montreal, 0.338%, 8/18/2015	90,000,000
50,000,000		Bank of Montreal, 0.345%, 8/24/2015	50,000,000
17,850,000		Bank of Montreal, 0.532%, 9/24/2015	17,856,127
75,000,000		Bank of Nova Scotia, Toronto, 0.288%, 8/7/2015	75,000,000
2,635,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.150%, 8/5/2015	2,635,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.314%, 10/28/2015	20,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.326%, 8/17/2015	10,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.336%, 9/16/2015	10,000,000
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.337%, 8/24/2015	15,000,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares, (Series T0014), 0.120%, 8/3/2015	24,500,000
10,620,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.220%, 8/6/2015	10,620,000
8,760,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.150%, 8/6/2015	8,760,000
2,200,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 8/4/2015	2,200,000
10,265,000		Connecticut Water Co., (Series 2004), (Citizens Bank, N.A., Providence LOC), 0.430%, 8/5/2015	10,265,000
4,535,000		Elsinore Properties LP, (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.240%, 8/6/2015	4,535,000
5,990,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 0.300%, 8/6/2015	5,990,000
1,525,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/7/2015	1,525,000
16,250,000		Grand River Dam Authority, OK, (Series 2014-C), (Barclays Bank PLC LOC), 0.140%, 8/6/2015	16,250,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000B), (U.S. Bank, N.A. LOC), 0.120%, 8/5/2015	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.170%, 8/6/2015	7,000,000
2,785,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/4/2015	2,785,000
92,310,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.110%, 8/3/2015	92,310,000
25,000,000		JPMorgan Chase Bank, N.A., 0.439%, 9/8/2015	25,000,000
80,000,000		JPMorgan Securities LLC, 0.428%, 4/15/2016	80,000,000
40,000,000	[1,2]	JPMorgan Securities LLC, 0.449%, 4/25/2016	40,000,000
Annual Shareholder Report
5

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$16,000,000	Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/4/2015	$16,000,000
14,680,000	Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/4/2015	14,680,000
27,000,000	Michigan State Finance Authority Revenue, (Series 2010-C), (Bank of Montreal LOC), 0.130%, 8/6/2015	27,000,000
2,640,000	Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 8/4/2015	2,640,000
2,240,000	New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.140%, 8/6/2015	2,240,000
60,000,000	Natixis, 0.309%, 8/10/2015	60,000,000
10,150,000	Orthopaedic Hospital of Wisconsin LLC, (Series 09-A), (Bank of Montreal LOC), 0.160%, 8/6/2015	10,150,000
50,000,000	Rabobank Nederland NV, Utrecht, 0.340%, 8/28/2015	50,000,000
100,000,000	Royal Bank of Canada, Montreal, 0.305%, 8/24/2015	100,000,000
50,000,000	Royal Bank of Canada, Montreal, 0.404%, 10/5/2015	50,000,000
18,965,000	Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	18,965,000
3,825,000	Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.220%, 8/6/2015	3,825,000
85,000,000	State Street Bank and Trust Co., 0.334%, 10/1/2015	85,000,000
53,000,000	Sumitomo Mitsui Banking Corp., 0.287%, 8/3/2015	53,000,000
175,000,000	Toronto Dominion Bank, 0.278%, 8/18/2015	175,000,000
75,000,000	Toronto Dominion Bank, 0.338%, 8/6/2015	75,000,000
50,000,000	Toronto Dominion Bank, 0.356%, 8/12/2015	50,000,000
100,000,000	U.S. Bank, N.A., 0.344%, 10/1/2015	100,005,348
5,465,000	WCN Properties, Inc., (Series 2), (Fulton Bank, N.A. LOC), 1.000%, 8/6/2015	5,465,000
50,000,000	Wells Fargo Bank, N.A., 0.313%, 9/17/2015	50,000,000
25,000,000	Wells Fargo Bank, N.A., 0.401%, 9/21/2015	25,000,000
50,000,000	Wells Fargo Bank, N.A., 0.434%, 9/2/2015	50,035,472
4,510,000	West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/7/2015	4,510,000
2,565,000	Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/5/2015	2,565,000
5,320,000	Yonkers, NY IDA, JME Associates, LLC, (Series 2006), (TD Bank, N.A. LOC), 0.150%, 8/6/2015	5,320,000
	TOTAL	1,844,771,624
Annual Shareholder Report
6

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Commercial—0.5%
$40,000,000	General Electric Capital Corp., Sr. Unsecured, 0.481%, 9/21/2015	$40,056,281
	TOTAL NOTES - VARIABLE	2,060,827,905
	TIME DEPOSITS—3.2%
	Finance - Banking—3.2%
200,000,000	Svenska Handelsbanken, Stockholm, 0.060%, 8/3/2015	200,000,000
55,000,000	Toronto Dominion Bank, 0.080%, 8/3/2015	55,000,000
	TOTAL TIME DEPOSITS	255,000,000
	OTHER REPURCHASE AGREEMENTS—16.7%
	Finance - Banking—16.7%
25,000,000	BMO Capital Markets Corp., 0.183%, 8/3/2015, interest in a $115,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $115,001,725, in which corporate bonds, medium-term notes and U.S. Treasury securities with a market value of $117,301,797 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
136,000,000	BNP Paribas Securities Corp., 0.183% - 0.466%, 8/3/2015 - 8/6/2015, interest in a $426,000,000 collateralized loan agreement, dated 5/8/2015-7/31/2015, will repurchase securities provided as collateral for $426,232,825, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and Government Agency securities with a market value of $435,205,697 have been received as collateral and held with BNY Mellon as tri-party agent.	136,000,000
121,000,000	Citigroup Global Markets, Inc., 0.588% - 0.801%, 8/3/2015 - 9/8/2015, interest in a $280,000,000 collateralized loan agreement, dated 7/10/2015-7/31/2015, will repurchase securities provided as collateral for $280,263,542, in which asset-backed securities, collateralized mortgage obligations, common stock and convertible preferred securities with a market value of $285,709,787 have been received as collateral and held with BNY Mellon as tri-party agent.	121,000,000
45,000,000	Credit Suisse Securities (USA) LLC, 0.639% - 0.791%, 8/3/2015 - 10/29/2015, interest in a $350,000,000 collateralized loan agreement, dated 6/4/2015-7/31/2015, will repurchase securities provided as collateral for $350,411,417, in which collateralized mortgage obligations with a market value of $357,328,950 have been received as collateral and held with JPMorgan Chase as tri-party agent.	45,000,000
22,750,000	Goldman Sachs & Co., 0.243% - 0.395%, 8/4/2015, interest in a $22,750,000 collateralized loan agreement, dated 7/30/2015, will repurchase securities provided as collateral for $22,750,873, in which an asset-backed security, a corporate bond and U.S. Treasury securities with a market value of $23,205,777 have been received as collateral and held with BNY Mellon as tri-party agent.	22,750,000
Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
75,000,000	J.P. Morgan Securities LLC, 0.365% - 0.385%, 9/8/2015 - 9/30/2015, interest in a $650,000,000 collateralized loan agreement, dated 6/8/2015-7/1/2015, will repurchase securities provided as collateral for $650,607,250, in which asset-backed securities with a market value of $663,306,406 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$75,000,000
$185,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.385% - 0.740%, 8/3/2015 - 10/26/2015, interest in a $335,000,000 collateralized loan agreement, dated 7/27/2015-7/31/2015, will repurchase securities provided as collateral for $335,192,320, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $341,722,164 have been received as collateral and held with BNY Mellon as tri-party agent.	185,000,000
150,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 8/27/2015 - 8/31/2015, interest in a $450,000,000 collateralized loan agreement, dated 7/27/2015-7/30/2015, will repurchase securities provided as collateral for $450,098,263, in which American depositary receipts, asset-backed securities, commercial paper, common stock, corporate bonds, exchange-traded funds, medium-term notes, municipal bonds and mutual funds with a market value of $459,018,063 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
144,000,000	Mizuho Securities USA, Inc., 0.456% - 1.207%, 8/5/2015 - 10/21/2015, interest in a $297,000,000 collateralized loan agreement, dated 7/22/2015-7/23/2015, will repurchase securities provided as collateral for $297,575,575, in which asset-backed securities, U.S. Government Agency securities and a U.S. Treasury security with a market value of $303,133,510 have been received as collateral and held with BNY Mellon as tri-party agent.	144,000,000
150,000,000	Pershing LLC, 0.385%, 8/3/2015, interest in a $200,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $200,006,333, in which corporate bonds, medium-term notes and municipal bonds with a market value of $204,013,861 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
121,000,000	RBC Capital Markets, LLC, 0.314% - 0.456%, 8/18/2015 - 10/6/2015, interest in a $750,000,000 collateralized loan agreement, dated 2/19/2015 – 7/6/2015, will repurchase securities provided as collateral for $751,014,778, in which corporate bonds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $765,733,820 have been received as collateral and held with BNY Mellon as tri-party agent.	121,000,000
145,000,000	Wells Fargo Securities LLC, 0.456%, 10/5/2015 - 10/15/2015, interest in a $720,000,000 collateralized loan agreement, dated 7/7/2015 – 7/15/2015, will repurchase securities provided as collateral for $720,810,000, in which asset-backed securities, collateralized mortgage obligations and a unit investment trust with a market value of $734,628,101 have been received as collateral and held with BNY Mellon as tri-party agent.	145,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,319,750,000
Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—9.5%
50,000,000	Interest in $119,000,000 joint repurchase agreement 0.05%, dated 7/31/2015 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $119,000,496 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $121,380,567.	$50,000,000
$400,000,000	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,006,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2045 and the market value of those underlying securities was $510,810,818.	400,000,000
50,956,000	Interest in $2,300,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,030,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,356,293,189.	50,956,000
250,000,000	Interest in $750,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $750,010,000 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $765,001,694.	250,000,000
	TOTAL REPURCHASE AGREEMENTS	750,956,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST )[5]	7,918,067,647
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,940,045
	TOTAL NET ASSETS—100%	$7,920,007,692
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $1,401,451,956, which represented 17.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $1,401,451,956, which represented 17.7% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Municipal Term Preferred
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.001	0.002	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.001	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.07%	0.13%	0.20%	0.20%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.08%	0.07%	0.14%	0.20%	0.20%
Expense waiver/reimbursement[3]	0.09%	0.08%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,914,296	$5,213,209	$4,925,798	$4,994,520	$6,333,286
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.27%	0.26%	0.33%	0.39%	0.40%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.27%	0.28%	0.21%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,413,002	$1,962,506	$1,719,825	$1,001,793	$989,380
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.04%	0.10%	0.10%
Ratios to Average Net Assets:
Net expenses	0.27%	0.26%	0.29%	0.30%	0.30%
Net investment income	0.01%	0.01%	0.04%	0.10%	0.10%
Expense waiver/reimbursement[3]	0.11%	0.13%	0.09%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$592,710	$730,710	$497,885	$547,326	$549,187
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investment in repurchase agreements	$2,070,706,000
Investment in securities	5,847,361,647
Total investment in securities, at amortized cost and fair value		$7,918,067,647
Income receivable		2,793,592
Receivable for shares sold		216,778
TOTAL ASSETS		7,921,078,017
Liabilities:
Payable for shares redeemed	290,874
Bank overdraft	97,037
Income distribution payable	288,285
Payable for custodian fees	67,593
Payable for portfolio accounting fees	32,169
Payable for other service fees (Notes 2 and 5)	214,031
Payable for share registration costs	42,911
Accrued expenses (Note 5)	37,425
TOTAL LIABILITIES		1,070,325
Net assets for 7,919,975,465 shares outstanding		$7,920,007,692
Net Assets Consist of:
Paid-in capital		$7,919,975,465
Accumulated net realized gain on investments		37,590
Distributions in excess of net investment income		(5,363)
TOTAL NET ASSETS		$7,920,007,692
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,914,295,861 ÷ 5,914,271,963 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,413,001,614 ÷ 1,412,995,766 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$592,710,217 ÷ 592,707,736 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$21,468,143
Expenses:
Investment adviser fee (Note 5)		$15,117,263
Administrative fee (Note 5)		5,915,350
Custodian fees		276,112
Transfer agent fee		103,407
Directors'/Trustees' fees (Note 5)		46,912
Auditing fees		22,000
Legal fees		11,292
Portfolio accounting fees		195,071
Other service fees (Notes 2 and 5)		4,827,673
Share registration costs		149,935
Printing and postage		69,410
Miscellaneous (Note 5)		62,563
TOTAL EXPENSES		26,796,988
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(6,481,679)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(3,232,551)
TOTAL WAIVERS AND REIMBURSEMENT		(9,714,230)
Net expenses			17,082,758
Net investment income			4,385,385
Net realized gain on investments			46,716
Change in net assets resulting from operations			$4,432,101
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,385,385	$3,749,900
Net realized gain on investments	46,716	35,124
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,432,101	3,785,024
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,151,589)	(3,489,385)
Service Shares	(167,481)	(179,009)
Capital Shares	(71,115)	(54,730)
Distributions from net realized gain on investments
Institutional Shares	(29,182)	(24,075)
Service Shares	(10,008)	(7,758)
Capital Shares	(3,723)	(2,141)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,433,098)	(3,757,098)
Share Transactions:
Proceeds from sale of shares	85,325,822,082	89,169,430,325
Net asset value of shares issued to shareholders in payment of distributions declared	2,508,725	2,453,536
Cost of shares redeemed	(85,314,746,847)	(88,408,994,868)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,583,960	762,888,993
Change in net assets	13,582,963	762,916,919
Net Assets:
Beginning of period	7,906,424,729	7,143,507,810
End of period (including (distributions in excess of) net investment income of $(5,363) and $(563), respectively)	$7,920,007,692	$7,906,424,729
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$4,193,633	$(264,718)	$(2,783,231)
Capital Shares	634,040	(40,120)	(144,482)
TOTAL	$4,827,673	$(304,838)	$(2,927,713)
For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	74,041,454,172	$74,041,454,172	80,179,275,805	$80,179,275,805
Shares issued to shareholders in payment of distributions declared	2,331,840	2,331,840	2,305,942	2,305,942
Shares redeemed	(73,342,701,246)	(73,342,701,246)	(79,894,189,017)	(79,894,189,017)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	701,084,766	$701,084,766	287,392,730	$287,392,730

Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,628,820,554	$9,628,820,554	6,909,223,997	$6,909,223,997
Shares issued to shareholders in payment of distributions declared	123,346	123,346	110,356	110,356
Shares redeemed	(10,178,445,501)	(10,178,445,501)	(6,666,660,466)	(6,666,660,466)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(549,501,601)	$(549,501,601)	242,673,887	$242,673,887

Year Ended July 31	2015		2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,655,547,356	$1,655,547,356	2,080,930,523	$2,080,930,523
Shares issued to shareholders in payment of distributions declared	53,539	53,539	37,238	37,238
Shares redeemed	(1,793,600,100)	(1,793,600,100)	(1,848,145,385)	(1,848,145,385)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(137,999,205)	$(137,999,205)	232,822,376	$232,822,376
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	13,583,960	$13,583,960	762,888,993	$762,888,993
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$4,433,098	$3,757,098
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$32,227
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived $6,481,679 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended July 31, 2015, FSSC received $134 and reimbursed $304,838 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $65,215,000 and $52,855,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
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9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. subsequent event
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED PRIME VALUE OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Value Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Value Obligations Fund as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.50	$0.99
Service Shares	$1,000	$1,000.00	$1.44[2]
Capital Shares	$1,000	$1,000.10	$1.44
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,023.36	$1.45[2]
Capital Shares	$1,000	$1,023.36	$1.45
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.29%
Capital Shares	0.29%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
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At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
33

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Paige M. Wilhelm Birth Date: May 28, 1962 Vice President Officer since: August 2006 Portfolio Manager since: April 1997	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust with respect to the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.
Annual Shareholder Report
34

Evaluation and Approval of Advisory Contract–May 2015
Federated Prime Value Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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35

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450527 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Institutional	TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	76.0%
Municipal Notes	15.1%
Commercial Paper	9.0%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.3%
8-30 Days	2.2%
31-90 Days	10.1%
91-180 Days	5.3%
181 Days or more	9.2%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.1%[1,2]
		Alabama—4.7%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.030%, 8/6/2015	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 8/6/2015	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 8/6/2015	8,000,000
13,435,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.030%, 8/6/2015	13,435,000
27,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.020%, 8/3/2015	27,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-D) Weekly VRDNs (Alabama Power Co.), 0.050%, 8/5/2015	10,000,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.050%, 8/6/2015	28,000,000
35,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.020%, 8/3/2015	35,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.060%, 8/6/2015	12,000,000
17,500,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.32% TOBs (Alabama Power Co.), Mandatory Tender 10/1/2015	17,500,000
11,500,000		Mobile, AL IDB, PCRBs (Series 2007C) Weekly VRDNs (Alabama Power Co.), 0.050%, 8/6/2015	11,500,000
29,100,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.050%, 8/5/2015	29,100,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/ (Bank of Nova Scotia, Toronto LOC), 0.040%, 8/5/2015	10,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.030%, 8/5/2015	25,000,000
40,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 8/5/2015	40,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 8/5/2015	10,000,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$11,800,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.060%, 8/6/2015	$11,800,000
5,410,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.030%, 8/6/2015	5,410,000
2,675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.020%, 8/5/2015	2,675,000
		TOTAL	306,420,000
		Alaska—1.6%
30,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.070%, 8/6/2015	30,000,000
50,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.070%, 8/6/2015	50,000,000
24,590,000	[3,4]	Anchorage, AK Wastewater Revenue, (Solar Eclipse 2007-0097) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 8/6/2015	24,590,000
		TOTAL	104,590,000
		Arizona—1.7%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.020%, 8/6/2015	4,000,000
40,000,000		Phoenix, AZ IDA, (Series 2014A) Daily VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.010%, 8/3/2015	40,000,000
5,000,000		Phoenix, AZ IDA, (Series 2014B) Daily VRDNs (Mayo Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 8/3/2015	5,000,000
21,785,000		Salt River Pima-Maricopa, AZ Indian Community, (Series 2006) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 8/6/2015	21,785,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.030%, 8/6/2015	7,845,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.040%, 8/6/2015	28,500,000
		TOTAL	107,130,000
		California—4.8%
1,600,000		Bay Area Toll Authority, CA, (2007 Series A-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 8/6/2015	1,600,000
15,450,000	[3,4]	Bay Area Toll Authority, CA, Tender Option Bond Trust Certificates (2015-XF1044) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/6/2015	15,450,000
20,050,000		California State, 2.00% Bonds, 10/1/2015	20,111,561
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$7,500,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1037) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/6/2015	$7,500,000
26,125,000		California State, Tender Option Bond Trust Certificates (2015-XF1039) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 8/6/2015	26,125,000
19,045,000		California Statewide Communities Development Authority, (Series 2004E), 0.21% CP (Kaiser Permanente), Mandatory Tender 1/7/2016	19,045,000
16,700,000		California Statewide Communities Development Authority, (Series 2004I), 0.10% CP (Kaiser Permanente), Mandatory Tender 9/3/2015	16,700,000
8,750,000		California Statewide Communities Development Authority, (Series 2009 B-6), 0.21% CP (Kaiser Permanente), Mandatory Tender 1/6/2016	8,750,000
42,490,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/6/2015	42,490,000
40,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 8/6/2015	40,000,000
4,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 8/6/2015	4,000,000
8,900,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.130%, 8/6/2015	8,900,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (Citibank NA LIQ), 0.080%, 8/6/2015	21,500,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 8/6/2015	10,125,000
7,735,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1032) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/6/2015	7,735,000
47,975,000	[3,4]	San Mateo County, CA CCD, (DB-474) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 8/6/2015	47,975,000
15,390,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631) Weekly VRDNs (Deutsche Bank AG LIQ), 0.090%, 8/6/2015	15,390,000
		TOTAL	313,396,561
		Colorado—1.1%
16,695,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	16,695,000
31,220,000		University of Colorado Hospital Authority, MVRENs (Series 2015A), 0.200%, 8/6/2015	31,220,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$13,070,000		University of Colorado Hospital Authority, MVRENs (Series 2015B), 0.200%, 8/6/2015	$13,070,000
12,975,000		University of Colorado Hospital Authority, MVRENs (Series 2015C), 0.200%, 8/6/2015	12,975,000
		TOTAL	73,960,000
		District of Columbia—1.4%
3,265,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 8/7/2015	3,265,000
4,375,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	4,375,000
11,920,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	11,920,000
12,575,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.030%, 8/6/2015	12,575,000
33,250,000		District of Columbia, (Series 2006) Weekly VRDNs (Carnegie Endowment for International Peace)/(Wells Fargo Bank, N.A. LOC), 0.020%, 8/6/2015	33,250,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.020%, 8/6/2015	26,665,000
		TOTAL	92,050,000
		Florida—10.1%
16,980,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3EW) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.150%, 8/6/2015	16,980,000
28,375,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-55 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 8/6/2015	28,375,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.020%, 8/6/2015	18,000,000
3,500,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.030%, 8/5/2015	3,500,000
16,140,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198), 0.05% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/10/2015	16,140,000
58,505,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.020%, 8/3/2015	58,505,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$56,750,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/5/2015	$56,750,000
5,975,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.020%, 8/5/2015	5,975,000
64,000,000		Jacksonville, FL, Transportation Revenue Bonds (Series 2008A) Weekly VRDNs (Jacksonville, FL Transportation Authority)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/6/2015	64,000,000
16,500,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.010%, 8/3/2015	16,500,000
17,000,000	[3,4]	Miami-Dade County, FL, RBC 3A-7 (Series E-64), 0.11% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC) 10/1/2015	17,000,000
3,100,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.020%, 8/6/2015	3,100,000
15,565,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 8/6/2015	15,565,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 8/6/2015	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.040%, 8/6/2015	77,350,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.030%, 8/6/2015	22,600,000
36,400,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles 3A-7 (Series 2014-0038) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.050%, 8/6/2015	36,400,000
20,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC 3A-7 (Series E-62), 0.11% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 11/2/2015	20,000,000
15,535,000	[3,4]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 8/6/2015	15,535,000
16,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-2), 0.220%, 8/6/2015	16,500,000
125,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.010%, 8/3/2015	125,000,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.220%, 8/6/2015	10,000,000
		TOTAL	655,490,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—3.6%
$28,965,000	[3,4]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Certificates (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 8/6/2015	$28,965,000
7,400,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.030%, 8/6/2015	7,400,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.080%, 8/6/2015	10,000,000
1,805,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.070%, 8/6/2015	1,805,000
54,500,000		DeKalb County, GA, 1.75% TANs, 12/28/2015	54,838,101
57,835,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.070%, 8/5/2015	57,835,000
985,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	985,000
35,000,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.08% TOBs (Royal Bank of Canada, Montreal LOC), Optional Tender 10/1/2015	35,000,000
25,000,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.08% TOBs (Royal Bank of Canada, Montreal LOC), Optional Tender 8/3/2015	25,000,000
2,170,000	[3,4]	Private Colleges & Universities Facilities of GA, Floater Certificates (Series 2008-3068X) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 8/6/2015	2,170,000
11,100,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.030%, 8/5/2015	11,100,000
		TOTAL	235,098,101
		Hawaii—0.2%
10,500,000		Hawaii State Department of Budget & Finance, MVRENs (Queen's Health Systems), (2015 Series C), 0.260%, 8/6/2015	10,500,000
		Idaho—0.2%
10,910,000		Idaho Health Facilities Authority, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013ID), 0.090%, 8/6/2015	10,910,000
		Illinois—7.9%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.020%, 8/6/2015	12,410,000
26,755,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.040%, 8/6/2015	26,755,000
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.230%, 8/6/2015	600,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$2,730,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.030%, 8/6/2015	$2,730,000
15,060,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/6/2015	15,060,000
28,000,000	[3,4]	Chicago, IL Transit Authority, Tender Option Bond Trust Certificates (2015-XF0232) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.050%, 8/6/2015	28,000,000
18,735,000		Cook County, IL, (Series 2005) Weekly VRDNs (Catholic Theological Union)/(U.S. Bank, N.A. LOC), 0.030%, 8/5/2015	18,735,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.030%, 8/6/2015	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.020%, 8/5/2015	33,200,000
18,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.030%, 8/5/2015	18,000,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.030%, 8/5/2015	6,500,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.220%, 8/6/2015	7,000,000
29,700,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.030%, 8/6/2015	29,700,000
950,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.090%, 8/6/2015	950,000
6,725,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.020%, 8/6/2015	6,725,000
126,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 8/5/2015	126,900,000
29,230,000		Illinois Finance Authority, (Series 2008C-2A) Weekly VRDNs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), 0.020%, 8/5/2015	29,230,000
17,525,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 8/5/2015	17,525,000
6,625,000		Illinois Housing Development Authority, Lakeshore Plaza (2008 Series B) Weekly VRDNs (FHLB of Chicago LIQ), 0.020%, 8/6/2015	6,625,000
10,150,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.020%, 8/7/2015	10,150,000
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	27,110,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$21,150,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	$21,150,000
11,570,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	11,570,000
33,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	33,880,000
7,415,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.040%, 8/6/2015	7,415,000
		TOTAL	513,320,000
		Indiana—2.4%
12,000,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.020%, 8/6/2015	12,000,000
5,890,000		Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.030%, 8/7/2015	5,890,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.050%, 8/6/2015	6,500,000
121,500,000		Posey County, IN EDA, (Series 2013A), 0.25% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/3/2015	121,500,000
9,515,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.090%, 8/6/2015	9,515,000
		TOTAL	155,405,000
		Iowa—0.7%
19,650,000		Iowa Finance Authority, (Series 2007A) Weekly VRDNs (CHF-Des Moines LLC)/(Citibank NA, New York LOC), 0.040%, 8/6/2015	19,650,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.050%, 8/6/2015	23,500,000
		TOTAL	43,150,000
		Kansas—0.8%
17,300,000		Burlington, KS, (Series 2007A) Weekly VRDNs (Kansas City Power and Light Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/5/2015	17,300,000
30,000,000		Burlington, KS, (Series 2007B) Weekly VRDNs (Kansas City Power and Light Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/5/2015	30,000,000
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.030%, 8/6/2015	5,400,000
		TOTAL	52,700,000
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—0.4%
$25,000,000		Pikeville, KY, (Series 2015), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2016	$25,098,375
2,425,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.030%, 8/7/2015	2,425,000
		TOTAL	27,523,375
		Louisiana—3.3%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.050%, 8/5/2015	25,000,000
2,885,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.050%, 8/5/2015	2,885,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.050%, 8/5/2015	3,350,000
23,700,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(Bank of America N.A. LOC), 0.010%, 8/3/2015	23,700,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.020%, 8/6/2015	12,125,000
5,200,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 8/3/2015	5,200,000
96,075,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 8/6/2015	96,075,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.050%, 8/6/2015	5,400,000
20,000,000		St. James Parish, LA, (Series 2010) Weekly VRDNs (NuStar Logistics, L.P.)/(Mizuho Bank Ltd. LOC), 0.040%, 8/5/2015	20,000,000
22,000,000		St. James Parish, LA, (Series 2011) Weekly VRDNs (NuStar Logistics, L.P.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 8/5/2015	22,000,000
		TOTAL	215,735,000
		Maine—0.1%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.030%, 8/6/2015	3,350,000
		Maryland—0.4%
2,665,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/4/2015	2,665,000
15,300,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.020%, 8/6/2015	15,300,000
794,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/4/2015	794,500
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—continued
$1,259,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 8/4/2015	$1,259,000
3,025,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 8/7/2015	3,025,000
		TOTAL	23,043,500
		Massachusetts—3.2%
9,822,000		Attleboro, MA, 1.25% BANs, 6/15/2016	9,902,214
38,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 8/6/2015	38,000,000
57,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 8/6/2015	57,500,000
17,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.020%, 8/6/2015	17,000,000
15,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.10% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 9/1/2015	15,000,000
11,210,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.220%, 8/6/2015	11,210,000
26,250,000		Massachusetts School Building Authority, 2015 (Series A), 0.06% CP (Bank of America N.A. LOC), Mandatory Tender 8/3/2015	26,250,000
16,000,000		Massachusetts School Building Authority, 2015 (Series C), 0.09% CP (Barclays Bank PLC LOC), Mandatory Tender 8/4/2015	16,000,000
6,400,000		Massachusetts State Health & Educational Facility, (Series 2008 N-2) Daily VRDNs (Tufts University)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 8/3/2015	6,400,000
8,635,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.220%, 8/6/2015	8,635,000
		TOTAL	205,897,214
		Michigan—2.6%
33,250,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 8/6/2015	33,250,000
5,310,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.020%, 8/5/2015	5,310,000
2,500,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.030%, 8/6/2015	2,500,000
5,415,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.020%, 8/6/2015	5,415,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$2,155,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.030%, 8/6/2015	$2,155,000
8,650,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-6), 0.200%, 8/6/2015	8,650,000
10,625,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-7), 0.200%, 8/6/2015	10,625,000
7,100,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-8), 0.200%, 8/6/2015	7,100,000
5,800,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/6/2015	5,800,000
2,850,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.030%, 8/6/2015	2,850,000
4,500,000		Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada, Montreal LIQ), 0.010%, 8/5/2015	4,500,000
4,640,000		Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada, Montreal LIQ), 0.010%, 8/5/2015	4,640,000
16,900,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 8/3/2015	16,900,000
6,800,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 8/5/2015	6,800,000
2,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.020%, 8/6/2015	2,000,000
3,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.020%, 8/6/2015	3,000,000
32,675,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.020%, 8/6/2015	32,675,000
1,735,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.030%, 8/6/2015	1,735,000
7,225,000	[3,4]	Royal Oak, MI Hospital Finance Authority, PUTTERs (Series 5000) Daily VRDNs (Beaumont Health Credit Group )/(J.P. Morgan Securities LLC LIQ)/(United States Treasury PRF), 0.040%, 8/3/2015	7,225,000
4,160,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/5/2015	4,160,000
4,200,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	4,202,841
		TOTAL	171,492,841
		Minnesota—1.7%
2,900,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.030%, 8/6/2015	2,900,000
Annual Shareholder Report
12

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$3,460,000	Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.040%, 8/6/2015	$3,460,000
3,325,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.030%, 8/6/2015	3,325,000
11,500,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.020%, 8/6/2015	11,500,000
16,410,000	Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.030%, 8/6/2015	16,410,000
10,595,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.020%, 8/6/2015	10,595,000
14,495,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 8/3/2015	14,495,000
2,200,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 8/3/2015	2,200,000
3,000,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 8/3/2015	3,000,000
7,345,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.020%, 8/6/2015	7,345,000
2,655,000	New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.030%, 8/6/2015	2,655,000
3,500,000	North St. Paul-Maplewood-Oakdale MN ISD 622, (Series 2015A), 2.00% TANs (GTD by Minnesota State), 9/15/2015	3,508,018
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.030%, 8/6/2015	4,560,000
2,000,000	Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.040%, 8/6/2015	2,000,000
11,500,000	Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.010%, 8/5/2015	11,500,000
5,000,000	Roseville, MN ISD No. 623, (Series A), 1.00% TANs (GTD by Minnesota State), 2/8/2016	5,020,837
7,292,000	St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Camput, LLC)/(FHLMC LOC), 0.020%, 8/6/2015	7,292,000
	TOTAL	111,765,855
	Mississippi—0.6%
40,000,000	Mississippi Development Bank, (Series 2010B: Coliseum and Convention Center Bonds) Weekly VRDNs (Harrison County, MS)/(Bank of America N.A. LOC), 0.020%, 8/6/2015	40,000,000
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—1.1%
$7,625,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.120%, 8/6/2015	$7,625,000
12,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.220%, 8/6/2015	12,000,000
8,275,000		Missouri State HEFA, (Series A-1) Daily VRDNs (Saint Louis University)/(Wells Fargo Bank, N.A. LOC), 0.010%, 8/3/2015	8,275,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 8/6/2015	26,000,000
15,300,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.030%, 8/5/2015	15,300,000
		TOTAL	69,200,000
		Multi-State—1.5%
10,535,000		FHLMC, (M033-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 8/6/2015	10,535,000
9,740,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 8/6/2015	9,740,000
11,440,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 8/6/2015	11,440,000
44,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.140%, 8/6/2015	44,300,000
19,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 8/6/2015	19,000,000
		TOTAL	95,015,000
		Nebraska—0.2%
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.050%, 8/6/2015	10,000,000
		Nevada—0.4%
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.020%, 8/6/2015	28,500,000
		New Jersey—3.1%
45,000,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	45,414,898
10,112,300		Marlboro Township, NJ, 1.00% BANs, 2/12/2016	10,147,570
6,819,575		Middletown Township, NJ, 1.00% BANs, 11/13/2015	6,830,584
16,050,110		Morristown, NJ, 1.00% BANs, 6/10/2016	16,135,026
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.030%, 8/6/2015	40,000,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/6/2015	$30,305,000
15,060,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/6/2015	15,060,000
10,752,000		Paramus, NJ, 1.00% BANs, 2/19/2016	10,795,319
9,700,714		Point Pleasant Beach, NJ, 2.00% BANs, 8/5/2016	9,825,174
7,116,000		Watchung Borough, NJ, 1.00% BANs, 2/26/2016	7,141,536
6,647,000		Westwood, NJ, 1.00% BANs, 11/24/2015	6,661,665
		TOTAL	198,316,772
		New York—8.4%
50,000,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410), 0.10% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Optional Tender 9/17/2015	50,000,000
32,380,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	32,617,873
15,600,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	15,639,483
33,850,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/5/2015	33,850,000
21,135,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 8/3/2015	21,135,000
24,735,000		New York City, NY Transitional Finance Authority, (Series 2014B-3) Daily VRDNs (Barclays Bank PLC LIQ), 0.010%, 8/3/2015	24,735,000
23,065,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 8/3/2015	23,065,000
4,000,000		New York City, NY, (Fiscal 2004 Series H-6) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 8/5/2015	4,000,000
4,900,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (Bank of New York Mellon LOC), 0.010%, 8/3/2015	4,900,000
24,400,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Bank of Montreal LIQ), 0.020%, 8/6/2015	24,400,000
23,100,000		New York City, NY, (Series 2013D-3) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 8/3/2015	23,100,000
8,500,000		New York City, NY, (Series 2015F-6) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 8/3/2015	8,500,000
40,000,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.010%, 8/3/2015	40,000,000
2,900,000		New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 8/6/2015	2,900,000
Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$21,090,000		New York State HFA, (2015 Series A-1) Weekly VRDNs (625 West 57th Street)/(Bank of New York Mellon LOC), 0.010%, 8/5/2015	$21,090,000
15,500,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 8/3/2015	15,500,000
19,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 8/3/2015	19,000,000
6,750,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.010%, 8/6/2015	6,750,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(Citibank NA LIQ), 0.080%, 8/6/2015	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(Citibank NA LIQ), 0.080%, 8/6/2015	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(Citibank NA LIQ), 0.080%, 8/6/2015	31,000,000
23,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(Deutsche Bank Trust Co., LIQ), 0.130%, 8/6/2015	23,500,000
10,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	10,052,908
10,000,000		Rochester, NY, 1.00% BANs, 8/10/2015	10,001,894
20,000,000		Rochester, NY, 2.00% BANs, 8/10/2015	20,008,708
11,000,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	11,081,437
9,310,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/5/2015	9,310,000
23,905,000		Watkins Glen, NY CSD, 0.75% BANs, 8/4/2015	23,905,743
		TOTAL	546,543,046
		North Carolina—1.3%
20,000,000		Charlotte, NC, 0.30% CP, Mandatory Tender 3/22/2016	20,000,000
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007C) Weekly VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/6/2015	5,000,000
17,950,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.200%, 8/6/2015	17,950,000
4,160,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	4,160,000
10,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	10,000
22,500,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.020%, 8/6/2015	22,500,000
Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$2,855,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	$2,855,000
4,015,000	[3]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.17% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/8/2015	4,015,000
1,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.230%, 8/6/2015	1,000,000
6,990,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.030%, 8/5/2015	6,990,000
		TOTAL	84,480,000
		North Dakota—0.5%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 8/5/2015	29,124,000
		Ohio—1.0%
10,710,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.010%, 8/3/2015	10,710,000
12,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.010%, 8/6/2015	12,000,000
5,480,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.090%, 8/6/2015	5,480,000
5,200,000		Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.010%, 8/3/2015	5,200,000
20,000,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.010%, 8/3/2015	20,000,000
10,000,000		Ohio State University, (Series 2008B) Weekly VRDNs, 0.010%, 8/5/2015	10,000,000
		TOTAL	63,390,000
		Oklahoma—0.2%
10,000,000		Oklahoma Development Finance Authority, (INTEGRIS Obligated Group), MVRENs (Series B), 0.200%, 8/6/2015	10,000,000
5,370,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.070%, 8/6/2015	5,370,000
		TOTAL	15,370,000
		Pennsylvania—4.7%
3,800,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.030%, 8/6/2015	3,800,000
12,300,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.020%, 8/6/2015	12,300,000
Annual Shareholder Report
17

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Pennsylvania—continued
$11,300,000	Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.030%, 8/6/2015	$11,300,000
4,000,000	Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.030%, 8/6/2015	4,000,000
1,200,000	Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 8/6/2015	1,200,000
7,500,000	Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.020%, 8/6/2015	7,500,000
12,000,000	Dallastown Area School District, PA, (Series of 2015) VRNs, 1.250%, 4/15/2016	12,078,291
19,545,000	Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 8/5/2015	19,545,000
24,515,000	Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 8/6/2015	24,515,000
3,960,000	Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 8/6/2015	3,960,000
9,115,000	Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.030%, 8/6/2015	9,115,000
2,300,000	New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.090%, 8/5/2015	2,300,000
35,900,000	Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.040%, 8/6/2015	35,900,000
45,000,000	Philadelphia, PA School District, (Series G of 2010) Weekly VRDNs (PNC Bank, N.A. LOC), 0.030%, 8/6/2015	45,000,000
79,100,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 8/6/2015	79,100,000
20,000,000	Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.080%, 8/6/2015	20,000,000
1,000,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 8/6/2015	1,000,000
8,705,000	Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.080%, 8/6/2015	8,705,000
	TOTAL	301,318,291
	South Carolina—0.3%
10,000,000	Lexington, SC, 2.25% BANs (Lexington, SC Water & Sewage), 12/1/2015	10,066,664
Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$3,540,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.120%, 8/6/2015	$3,540,000
4,425,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	4,425,000
		TOTAL	18,031,664
		Tennessee—1.3%
5,000,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 8/5/2015	5,000,000
365,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 8/5/2015	365,000
35,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.200%, 8/6/2015	35,095,000
12,500,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), 0.150%, 16/9/2015	12,500,000
4,300,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	4,300,000
6,665,000		Shelby County, TN, (2015 Series A), 0.110%, 10/8/2015	6,665,000
18,000,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.030%, 8/6/2015	18,000,000
		TOTAL	81,925,000
		Texas—11.9%
20,000,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/6/2015	20,000,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.030%, 8/6/2015	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(Texas PSFG Program LOC), 0.050%, 8/6/2015	24,150,000
43,910,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.020%, 8/6/2015	43,910,000
9,900,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/6/2015	9,900,000
8,900,000		Denton, TX ISD, (Series 2005-A) Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 8/6/2015	8,900,000
13,650,000	[3,4]	Grand Parkway Transportation Corp., TX, Tender Option Bond Trust Certificates (2015-XF0228) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.030%, 8/6/2015	13,650,000
Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$34,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.12% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 10/5/2015	$34,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/13/2015	28,000,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 1/6/2016	30,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.25% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/1/2016	57,500,000
4,560,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 8/3/2015	4,560,000
13,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 8/3/2015	13,000,000
5,400,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 8/3/2015	5,400,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.020%, 8/6/2015	11,000,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.090%, 8/6/2015	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.030%, 8/6/2015	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.030%, 8/6/2015	18,965,000
40,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	40,000,000
8,300,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.010%, 8/3/2015	8,300,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.030%, 8/5/2015	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.030%, 8/5/2015	21,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.11% CP, Mandatory Tender 8/4/2015	16,750,000
Annual Shareholder Report
20

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.020%, 8/6/2015	$15,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Scott & White Health Care System), MVRENs (Series 2013B), 0.220%, 8/6/2015	10,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.020%, 8/6/2015	8,685,000
46,370,000		Texas State Transportation Commission, Mobility Fund Bonds (Series 2006B) Weekly VRDNs (Texas State)/(CALPERS (California Public Employees Retirement System) and State Street Bank and Trust Co. LIQs), 0.020%, 8/5/2015	46,370,000
16,000,000	[3,4]	Texas State Transportation Commission, Tender Option Bond Trust Certificates (2015-XF2001) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 8/6/2015	16,000,000
185,475,000		Texas State, 1.50% TRANs, 8/31/2015	185,683,308
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.020%, 8/6/2015	23,000,000
10,065,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.030%, 8/5/2015	10,065,000
		TOTAL	771,083,308
		Utah—0.5%
8,100,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014B), 0.220%, 8/6/2015	8,100,000
24,000,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014C), 0.220%, 8/6/2015	24,000,000
		TOTAL	32,100,000
		Vermont—0.2%
14,350,000		Vermont EDA, (Series 2006B) Weekly VRDNs (Wake Robin Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.020%, 8/6/2015	14,350,000
		Virginia—3.3%
10,000,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.030%, 8/6/2015	10,000,000
1,945,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.030%, 8/6/2015	1,945,000
4,700,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(PNC Bank, N.A. LOC), 0.050%, 8/4/2015	4,700,000
4,865,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.200%, 8/6/2015	4,865,000
Annual Shareholder Report
21

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$4,000,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.030%, 8/6/2015	$4,000,000
4,000,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 8/5/2015	4,000,000
11,900,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	11,900,000
24,065,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	24,065,000
4,325,000		Lynchburg, VA IDA, (Series 2004E) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.040%, 8/6/2015	4,325,000
9,125,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.220%, 8/6/2015	9,125,000
15,110,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.020%, 8/3/2015	15,110,000
41,250,000		Stafford County, VA and Staunton, VA IDA, (Series 2008 A-1), 0.08% CP (Bank of America N.A. LOC), Mandatory Tender 8/4/2015	41,250,000
57,850,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.16% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 8/13/2015	57,850,000
10,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 1987A), 0.06% CP (Dominion Terminal Associates)/(U.S. Bank, N.A. LOC), Mandatory Tender 8/17/2015	10,000,000
9,145,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.020%, 8/3/2015	9,145,000
		TOTAL	212,280,000
		Washington—0.1%
3,340,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.080%, 8/6/2015	3,340,000
		West Virginia—1.1%
50,925,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.050%, 8/6/2015	50,925,000
22,100,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	22,100,000
		TOTAL	73,025,000
		Wisconsin—5.5%
5,300,000		Green Bay, WI Area Public School District, 2.00% Bonds, 4/1/2016	5,356,230
54,000,000		Madison, WI Metropolitan School District, 1.00% TRANs, 9/8/2015	54,046,520
Annual Shareholder Report
22

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$8,195,000	Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.040%, 8/6/2015	$8,195,000
28,105,000	Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.16% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 12/18/2015	28,105,000
9,150,000	Wisconsin HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.200%, 8/6/2015	9,150,000
12,200,000	Wisconsin HEFA, (UnityPoint Health), MVRENs (Series 2014B-2), 0.220%, 8/6/2015	12,200,000
23,165,000	Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.020%, 8/6/2015	23,165,000
15,070,000	Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 8/6/2015	15,070,000
3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.200%, 8/6/2015	3,770,000
4,265,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.030%, 8/6/2015	4,265,000
12,000,000	Wisconsin State, (Wisconsin State Petroleum Inspection Fee), 0.150%, 8/12/2015	12,000,000
182,830,000	Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.120%—0.200%, 9/1/2015 - 11/10/2015	182,830,000
	TOTAL	358,152,750
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	6,478,472,278
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(3,479,247)
	TOTAL NET ASSETS—100%	$6,474,993,031
At July 31, 2015, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Annual Shareholder Report
23

At July 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $1,574,675,000, which represented 24.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $1,570,660,000, which represented 24.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
24

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.02%	0.04%	0.10%
Ratios to Average Net Assets:
Net expenses	0.08%[3]	0.10%[3]	0.18%[3]	0.21%[3]	0.21%[3]
Net investment income	0.01%	0.01%	0.02%	0.03%	0.10%
Expense waiver/reimbursement[4]	0.21%	0.19%	0.11%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,295,667	$5,272,724	$5,906,897	$6,671,609	$9,147,097
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.08%, 0.10%, 0.18%, 0.21% and 0.22% for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at amortized cost and fair value		$6,478,472,278
Cash		902,420
Income receivable		5,548,466
Receivable for shares sold		138,653
TOTAL ASSETS		6,485,061,817
Liabilities:
Payable for investments purchased	$9,825,174
Payable for shares redeemed	110,550
Income distribution payable	42,556
Payable to adviser (Note 5)	6,125
Accrued expenses (Note 5)	84,381
TOTAL LIABILITIES		10,068,786
Net assets for 6,473,839,399 shares outstanding		$6,474,993,031
Net Assets Consist of:
Paid-in capital		$6,473,819,916
Accumulated net realized gain on investments		1,172,694
Undistributed net investment income		421
TOTAL NET ASSETS		$6,474,993,031
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,295,666,723 ÷ 5,294,719,005 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,179,326,308 ÷ 1,179,120,394 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$6,064,961
Expenses:
Investment adviser fee (Note 5)		$13,488,996
Administrative fee (Note 5)		5,278,036
Custodian fees		214,691
Transfer agent fee		57,553
Directors'/Trustees' fees (Note 5)		40,139
Auditing fees		21,000
Legal fees		96,819
Portfolio accounting fees		191,072
Other service fees (Notes 2 and 5)		2,989,802
Share registration costs		63,706
Printing and postage		37,060
Miscellaneous (Note 5)		67,559
TOTAL EXPENSES		22,546,433
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(13,488,996)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(3,666,552)
Reduction of custodian fees (Note 6)	(476)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(17,156,024)
Net expenses			5,390,409
Net investment income			674,552
Net realized gain on investments			1,538,548
Change in net assets resulting from operations			$2,213,100
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$674,552	$767,511
Net realized gain on investments	1,538,548	604,719
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,213,100	1,372,230
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(554,557)	(592,127)
Service Shares	(119,615)	(134,238)
Distributions from net realized gain on investments
Institutional Shares	(786,949)	(83,609)
Service Shares	(160,788)	(18,188)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,621,909)	(828,162)
Share Transactions:
Proceeds from sale of shares	21,073,385,239	20,340,536,889
Net asset value of shares issued to shareholders in payment of distributions declared	387,252	208,368
Cost of shares redeemed	(21,113,546,146)	(21,073,624,036)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,773,655)	(732,878,779)
Change in net assets	(39,182,464)	(732,334,711)
Net Assets:
Beginning of period	6,514,175,495	7,246,510,206
End of period (including undistributed net investment income of $421 and $41, respectively)	$6,474,993,031	$6,514,175,495
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
29

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. The financial highlights of the Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
30

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees unique to those classes.
For the year ended July 31, 2015, unaffiliated third parties waived $1,311 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,989,802	$(7,580)	$(2,982,222)
For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.17% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/8/2015	12/1/2011 - 3/27/2014	$4,015,000	$4,015, 000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,579,593,514	$18,579,593,514	17,484,880,139	$17,484,880,139
Shares issued to shareholders in payment of distributions declared	282,594	282,594	151,517	151,517
Shares redeemed	(18,557,421,934)	(18,557,421,934)	(18,119,646,590)	(18,119,646,590)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	22,454,174	$22,454,174	(634,614,934)	$(634,614,934)

Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,493,791,725	$2,493,791,725	2,855,656,750	$2,855,656,750
Shares issued to shareholders in payment of distributions declared	104,658	104,658	56,851	56,851
Shares redeemed	(2,556,124,212)	(2,556,124,212)	(2,953,977,446)	(2,953,977,446)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(62,227,829)	$(62,227,829)	(98,263,845)	$(98,263,845)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(39,773,655)	$(39,773,655)	(732,878,779)	$(732,878,779)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014 was as follows:
	2015	2014
Tax-exempt income	$674,172	$726,365
Ordinary income[1]	$124,005	$ 10,014
Long-term capital gains	$823,732	$ 91,783
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$421
Undistributed ordinary income[2]	$301,885
Undistributed long-term capital gains	$870,809
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived its entire fee of $13,488,996 and voluntarily reimbursed $675,439 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended July 31, 2015, FSSC reimbursed $7,580 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,696,432,000 and $3,255,732,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2015, the Fund's expenses were reduced by $476 under these arrangements.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The
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degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. SUBSEQUENT EVENT
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events occurred that require disclosure.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2015, the amount of long-term capital gains designated by the Fund was $823,732.
For the year ended July 31, 2015, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE Institutional Class SHAREHOLDERS of federated tax-free obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.45[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.35	$0.45[2]
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.04 and $1.05, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
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At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2015
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
39006 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Institutional	TBIXX
Service	TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	76.0%
Municipal Notes	15.1%
Commercial Paper	9.0%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At July 31, 2015, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.3%
8-30 Days	2.2%
31-90 Days	10.1%
91-180 Days	5.3%
181 Days or more	9.2%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.1%[1,2]
		Alabama—4.7%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.030%, 8/6/2015	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 8/6/2015	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 8/6/2015	8,000,000
13,435,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.030%, 8/6/2015	13,435,000
27,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.020%, 8/3/2015	27,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-D) Weekly VRDNs (Alabama Power Co.), 0.050%, 8/5/2015	10,000,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.050%, 8/6/2015	28,000,000
35,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.020%, 8/3/2015	35,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.060%, 8/6/2015	12,000,000
17,500,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.32% TOBs (Alabama Power Co.), Mandatory Tender 10/1/2015	17,500,000
11,500,000		Mobile, AL IDB, PCRBs (Series 2007C) Weekly VRDNs (Alabama Power Co.), 0.050%, 8/6/2015	11,500,000
29,100,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.050%, 8/5/2015	29,100,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/ (Bank of Nova Scotia, Toronto LOC), 0.040%, 8/5/2015	10,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.030%, 8/5/2015	25,000,000
40,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 8/5/2015	40,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 8/5/2015	10,000,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$11,800,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.060%, 8/6/2015	$11,800,000
5,410,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.030%, 8/6/2015	5,410,000
2,675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.020%, 8/5/2015	2,675,000
		TOTAL	306,420,000
		Alaska—1.6%
30,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.070%, 8/6/2015	30,000,000
50,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.070%, 8/6/2015	50,000,000
24,590,000	[3,4]	Anchorage, AK Wastewater Revenue, (Solar Eclipse 2007-0097) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 8/6/2015	24,590,000
		TOTAL	104,590,000
		Arizona—1.7%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.020%, 8/6/2015	4,000,000
40,000,000		Phoenix, AZ IDA, (Series 2014A) Daily VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.010%, 8/3/2015	40,000,000
5,000,000		Phoenix, AZ IDA, (Series 2014B) Daily VRDNs (Mayo Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 8/3/2015	5,000,000
21,785,000		Salt River Pima-Maricopa, AZ Indian Community, (Series 2006) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 8/6/2015	21,785,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.030%, 8/6/2015	7,845,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.040%, 8/6/2015	28,500,000
		TOTAL	107,130,000
		California—4.8%
1,600,000		Bay Area Toll Authority, CA, (2007 Series A-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 8/6/2015	1,600,000
15,450,000	[3,4]	Bay Area Toll Authority, CA, Tender Option Bond Trust Certificates (2015-XF1044) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/6/2015	15,450,000
20,050,000		California State, 2.00% Bonds, 10/1/2015	20,111,561
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$7,500,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1037) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/6/2015	$7,500,000
26,125,000		California State, Tender Option Bond Trust Certificates (2015-XF1039) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 8/6/2015	26,125,000
19,045,000		California Statewide Communities Development Authority, (Series 2004E), 0.21% CP (Kaiser Permanente), Mandatory Tender 1/7/2016	19,045,000
16,700,000		California Statewide Communities Development Authority, (Series 2004I), 0.10% CP (Kaiser Permanente), Mandatory Tender 9/3/2015	16,700,000
8,750,000		California Statewide Communities Development Authority, (Series 2009 B-6), 0.21% CP (Kaiser Permanente), Mandatory Tender 1/6/2016	8,750,000
42,490,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/6/2015	42,490,000
40,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 8/6/2015	40,000,000
4,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 8/6/2015	4,000,000
8,900,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.130%, 8/6/2015	8,900,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (Citibank NA LIQ), 0.080%, 8/6/2015	21,500,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 8/6/2015	10,125,000
7,735,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1032) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/6/2015	7,735,000
47,975,000	[3,4]	San Mateo County, CA CCD, (DB-474) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 8/6/2015	47,975,000
15,390,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631) Weekly VRDNs (Deutsche Bank AG LIQ), 0.090%, 8/6/2015	15,390,000
		TOTAL	313,396,561
		Colorado—1.1%
16,695,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	16,695,000
31,220,000		University of Colorado Hospital Authority, MVRENs (Series 2015A), 0.200%, 8/6/2015	31,220,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$13,070,000		University of Colorado Hospital Authority, MVRENs (Series 2015B), 0.200%, 8/6/2015	$13,070,000
12,975,000		University of Colorado Hospital Authority, MVRENs (Series 2015C), 0.200%, 8/6/2015	12,975,000
		TOTAL	73,960,000
		District of Columbia—1.4%
3,265,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 8/7/2015	3,265,000
4,375,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	4,375,000
11,920,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	11,920,000
12,575,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.030%, 8/6/2015	12,575,000
33,250,000		District of Columbia, (Series 2006) Weekly VRDNs (Carnegie Endowment for International Peace)/(Wells Fargo Bank, N.A. LOC), 0.020%, 8/6/2015	33,250,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.020%, 8/6/2015	26,665,000
		TOTAL	92,050,000
		Florida—10.1%
16,980,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3EW) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.150%, 8/6/2015	16,980,000
28,375,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-55 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 8/6/2015	28,375,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.020%, 8/6/2015	18,000,000
3,500,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.030%, 8/5/2015	3,500,000
16,140,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198), 0.05% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/10/2015	16,140,000
58,505,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.020%, 8/3/2015	58,505,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$56,750,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/5/2015	$56,750,000
5,975,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.020%, 8/5/2015	5,975,000
64,000,000		Jacksonville, FL, Transportation Revenue Bonds (Series 2008A) Weekly VRDNs (Jacksonville, FL Transportation Authority)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/6/2015	64,000,000
16,500,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.010%, 8/3/2015	16,500,000
17,000,000	[3,4]	Miami-Dade County, FL, RBC 3A-7 (Series E-64), 0.11% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC) 10/1/2015	17,000,000
3,100,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.020%, 8/6/2015	3,100,000
15,565,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 8/6/2015	15,565,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 8/6/2015	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.040%, 8/6/2015	77,350,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.030%, 8/6/2015	22,600,000
36,400,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles 3A-7 (Series 2014-0038) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.050%, 8/6/2015	36,400,000
20,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC 3A-7 (Series E-62), 0.11% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 11/2/2015	20,000,000
15,535,000	[3,4]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 8/6/2015	15,535,000
16,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-2), 0.220%, 8/6/2015	16,500,000
125,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.010%, 8/3/2015	125,000,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.220%, 8/6/2015	10,000,000
		TOTAL	655,490,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—3.6%
$28,965,000	[3,4]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Certificates (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 8/6/2015	$28,965,000
7,400,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.030%, 8/6/2015	7,400,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.080%, 8/6/2015	10,000,000
1,805,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.070%, 8/6/2015	1,805,000
54,500,000		DeKalb County, GA, 1.75% TANs, 12/28/2015	54,838,101
57,835,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.070%, 8/5/2015	57,835,000
985,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	985,000
35,000,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.08% TOBs (Royal Bank of Canada, Montreal LOC), Optional Tender 10/1/2015	35,000,000
25,000,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.08% TOBs (Royal Bank of Canada, Montreal LOC), Optional Tender 8/3/2015	25,000,000
2,170,000	[3,4]	Private Colleges & Universities Facilities of GA, Floater Certificates (Series 2008-3068X) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 8/6/2015	2,170,000
11,100,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.030%, 8/5/2015	11,100,000
		TOTAL	235,098,101
		Hawaii—0.2%
10,500,000		Hawaii State Department of Budget & Finance, MVRENs (Queen's Health Systems), (2015 Series C), 0.260%, 8/6/2015	10,500,000
		Idaho—0.2%
10,910,000		Idaho Health Facilities Authority, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013ID), 0.090%, 8/6/2015	10,910,000
		Illinois—7.9%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.020%, 8/6/2015	12,410,000
26,755,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.040%, 8/6/2015	26,755,000
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.230%, 8/6/2015	600,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$2,730,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.030%, 8/6/2015	$2,730,000
15,060,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/6/2015	15,060,000
28,000,000	[3,4]	Chicago, IL Transit Authority, Tender Option Bond Trust Certificates (2015-XF0232) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.050%, 8/6/2015	28,000,000
18,735,000		Cook County, IL, (Series 2005) Weekly VRDNs (Catholic Theological Union)/(U.S. Bank, N.A. LOC), 0.030%, 8/5/2015	18,735,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.030%, 8/6/2015	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.020%, 8/5/2015	33,200,000
18,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.030%, 8/5/2015	18,000,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.030%, 8/5/2015	6,500,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.220%, 8/6/2015	7,000,000
29,700,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.030%, 8/6/2015	29,700,000
950,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.090%, 8/6/2015	950,000
6,725,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.020%, 8/6/2015	6,725,000
126,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 8/5/2015	126,900,000
29,230,000		Illinois Finance Authority, (Series 2008C-2A) Weekly VRDNs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), 0.020%, 8/5/2015	29,230,000
17,525,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 8/5/2015	17,525,000
6,625,000		Illinois Housing Development Authority, Lakeshore Plaza (2008 Series B) Weekly VRDNs (FHLB of Chicago LIQ), 0.020%, 8/6/2015	6,625,000
10,150,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.020%, 8/7/2015	10,150,000
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	27,110,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$21,150,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	$21,150,000
11,570,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	11,570,000
33,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	33,880,000
7,415,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.040%, 8/6/2015	7,415,000
		TOTAL	513,320,000
		Indiana—2.4%
12,000,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.020%, 8/6/2015	12,000,000
5,890,000		Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.030%, 8/7/2015	5,890,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.050%, 8/6/2015	6,500,000
121,500,000		Posey County, IN EDA, (Series 2013A), 0.25% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/3/2015	121,500,000
9,515,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.090%, 8/6/2015	9,515,000
		TOTAL	155,405,000
		Iowa—0.7%
19,650,000		Iowa Finance Authority, (Series 2007A) Weekly VRDNs (CHF-Des Moines LLC)/(Citibank NA, New York LOC), 0.040%, 8/6/2015	19,650,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.050%, 8/6/2015	23,500,000
		TOTAL	43,150,000
		Kansas—0.8%
17,300,000		Burlington, KS, (Series 2007A) Weekly VRDNs (Kansas City Power and Light Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/5/2015	17,300,000
30,000,000		Burlington, KS, (Series 2007B) Weekly VRDNs (Kansas City Power and Light Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/5/2015	30,000,000
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.030%, 8/6/2015	5,400,000
		TOTAL	52,700,000
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—0.4%
$25,000,000		Pikeville, KY, (Series 2015), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2016	$25,098,375
2,425,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.030%, 8/7/2015	2,425,000
		TOTAL	27,523,375
		Louisiana—3.3%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.050%, 8/5/2015	25,000,000
2,885,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.050%, 8/5/2015	2,885,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.050%, 8/5/2015	3,350,000
23,700,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(Bank of America N.A. LOC), 0.010%, 8/3/2015	23,700,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.020%, 8/6/2015	12,125,000
5,200,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 8/3/2015	5,200,000
96,075,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 8/6/2015	96,075,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.050%, 8/6/2015	5,400,000
20,000,000		St. James Parish, LA, (Series 2010) Weekly VRDNs (NuStar Logistics, L.P.)/(Mizuho Bank Ltd. LOC), 0.040%, 8/5/2015	20,000,000
22,000,000		St. James Parish, LA, (Series 2011) Weekly VRDNs (NuStar Logistics, L.P.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 8/5/2015	22,000,000
		TOTAL	215,735,000
		Maine—0.1%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.030%, 8/6/2015	3,350,000
		Maryland—0.4%
2,665,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/4/2015	2,665,000
15,300,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.020%, 8/6/2015	15,300,000
794,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/4/2015	794,500
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—continued
$1,259,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 8/4/2015	$1,259,000
3,025,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 8/7/2015	3,025,000
		TOTAL	23,043,500
		Massachusetts—3.2%
9,822,000		Attleboro, MA, 1.25% BANs, 6/15/2016	9,902,214
38,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 8/6/2015	38,000,000
57,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 8/6/2015	57,500,000
17,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.020%, 8/6/2015	17,000,000
15,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.10% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 9/1/2015	15,000,000
11,210,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.220%, 8/6/2015	11,210,000
26,250,000		Massachusetts School Building Authority, 2015 (Series A), 0.06% CP (Bank of America N.A. LOC), Mandatory Tender 8/3/2015	26,250,000
16,000,000		Massachusetts School Building Authority, 2015 (Series C), 0.09% CP (Barclays Bank PLC LOC), Mandatory Tender 8/4/2015	16,000,000
6,400,000		Massachusetts State Health & Educational Facility, (Series 2008 N-2) Daily VRDNs (Tufts University)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 8/3/2015	6,400,000
8,635,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.220%, 8/6/2015	8,635,000
		TOTAL	205,897,214
		Michigan—2.6%
33,250,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 8/6/2015	33,250,000
5,310,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.020%, 8/5/2015	5,310,000
2,500,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.030%, 8/6/2015	2,500,000
5,415,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.020%, 8/6/2015	5,415,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$2,155,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.030%, 8/6/2015	$2,155,000
8,650,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-6), 0.200%, 8/6/2015	8,650,000
10,625,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-7), 0.200%, 8/6/2015	10,625,000
7,100,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-8), 0.200%, 8/6/2015	7,100,000
5,800,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/6/2015	5,800,000
2,850,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.030%, 8/6/2015	2,850,000
4,500,000		Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada, Montreal LIQ), 0.010%, 8/5/2015	4,500,000
4,640,000		Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada, Montreal LIQ), 0.010%, 8/5/2015	4,640,000
16,900,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 8/3/2015	16,900,000
6,800,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 8/5/2015	6,800,000
2,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.020%, 8/6/2015	2,000,000
3,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.020%, 8/6/2015	3,000,000
32,675,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.020%, 8/6/2015	32,675,000
1,735,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.030%, 8/6/2015	1,735,000
7,225,000	[3,4]	Royal Oak, MI Hospital Finance Authority, PUTTERs (Series 5000) Daily VRDNs (Beaumont Health Credit Group )/(J.P. Morgan Securities LLC LIQ)/(United States Treasury PRF), 0.040%, 8/3/2015	7,225,000
4,160,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/5/2015	4,160,000
4,200,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	4,202,841
		TOTAL	171,492,841
		Minnesota—1.7%
2,900,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.030%, 8/6/2015	2,900,000
Annual Shareholder Report
12

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$3,460,000	Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.040%, 8/6/2015	$3,460,000
3,325,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.030%, 8/6/2015	3,325,000
11,500,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.020%, 8/6/2015	11,500,000
16,410,000	Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.030%, 8/6/2015	16,410,000
10,595,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.020%, 8/6/2015	10,595,000
14,495,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 8/3/2015	14,495,000
2,200,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 8/3/2015	2,200,000
3,000,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 8/3/2015	3,000,000
7,345,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.020%, 8/6/2015	7,345,000
2,655,000	New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.030%, 8/6/2015	2,655,000
3,500,000	North St. Paul-Maplewood-Oakdale MN ISD 622, (Series 2015A), 2.00% TANs (GTD by Minnesota State), 9/15/2015	3,508,018
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.030%, 8/6/2015	4,560,000
2,000,000	Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.040%, 8/6/2015	2,000,000
11,500,000	Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.010%, 8/5/2015	11,500,000
5,000,000	Roseville, MN ISD No. 623, (Series A), 1.00% TANs (GTD by Minnesota State), 2/8/2016	5,020,837
7,292,000	St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Camput, LLC)/(FHLMC LOC), 0.020%, 8/6/2015	7,292,000
	TOTAL	111,765,855
	Mississippi—0.6%
40,000,000	Mississippi Development Bank, (Series 2010B: Coliseum and Convention Center Bonds) Weekly VRDNs (Harrison County, MS)/(Bank of America N.A. LOC), 0.020%, 8/6/2015	40,000,000
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—1.1%
$7,625,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.120%, 8/6/2015	$7,625,000
12,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.220%, 8/6/2015	12,000,000
8,275,000		Missouri State HEFA, (Series A-1) Daily VRDNs (Saint Louis University)/(Wells Fargo Bank, N.A. LOC), 0.010%, 8/3/2015	8,275,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 8/6/2015	26,000,000
15,300,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.030%, 8/5/2015	15,300,000
		TOTAL	69,200,000
		Multi-State—1.5%
10,535,000		FHLMC, (M033-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 8/6/2015	10,535,000
9,740,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 8/6/2015	9,740,000
11,440,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 8/6/2015	11,440,000
44,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.140%, 8/6/2015	44,300,000
19,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 8/6/2015	19,000,000
		TOTAL	95,015,000
		Nebraska—0.2%
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.050%, 8/6/2015	10,000,000
		Nevada—0.4%
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.020%, 8/6/2015	28,500,000
		New Jersey—3.1%
45,000,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	45,414,898
10,112,300		Marlboro Township, NJ, 1.00% BANs, 2/12/2016	10,147,570
6,819,575		Middletown Township, NJ, 1.00% BANs, 11/13/2015	6,830,584
16,050,110		Morristown, NJ, 1.00% BANs, 6/10/2016	16,135,026
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.030%, 8/6/2015	40,000,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/6/2015	$30,305,000
15,060,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/6/2015	15,060,000
10,752,000		Paramus, NJ, 1.00% BANs, 2/19/2016	10,795,319
9,700,714		Point Pleasant Beach, NJ, 2.00% BANs, 8/5/2016	9,825,174
7,116,000		Watchung Borough, NJ, 1.00% BANs, 2/26/2016	7,141,536
6,647,000		Westwood, NJ, 1.00% BANs, 11/24/2015	6,661,665
		TOTAL	198,316,772
		New York—8.4%
50,000,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410), 0.10% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Optional Tender 9/17/2015	50,000,000
32,380,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	32,617,873
15,600,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	15,639,483
33,850,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/5/2015	33,850,000
21,135,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 8/3/2015	21,135,000
24,735,000		New York City, NY Transitional Finance Authority, (Series 2014B-3) Daily VRDNs (Barclays Bank PLC LIQ), 0.010%, 8/3/2015	24,735,000
23,065,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 8/3/2015	23,065,000
4,000,000		New York City, NY, (Fiscal 2004 Series H-6) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 8/5/2015	4,000,000
4,900,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (Bank of New York Mellon LOC), 0.010%, 8/3/2015	4,900,000
24,400,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Bank of Montreal LIQ), 0.020%, 8/6/2015	24,400,000
23,100,000		New York City, NY, (Series 2013D-3) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 8/3/2015	23,100,000
8,500,000		New York City, NY, (Series 2015F-6) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 8/3/2015	8,500,000
40,000,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.010%, 8/3/2015	40,000,000
2,900,000		New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 8/6/2015	2,900,000
Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$21,090,000		New York State HFA, (2015 Series A-1) Weekly VRDNs (625 West 57th Street)/(Bank of New York Mellon LOC), 0.010%, 8/5/2015	$21,090,000
15,500,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 8/3/2015	15,500,000
19,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 8/3/2015	19,000,000
6,750,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.010%, 8/6/2015	6,750,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(Citibank NA LIQ), 0.080%, 8/6/2015	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(Citibank NA LIQ), 0.080%, 8/6/2015	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(Citibank NA LIQ), 0.080%, 8/6/2015	31,000,000
23,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(Deutsche Bank Trust Co., LIQ), 0.130%, 8/6/2015	23,500,000
10,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	10,052,908
10,000,000		Rochester, NY, 1.00% BANs, 8/10/2015	10,001,894
20,000,000		Rochester, NY, 2.00% BANs, 8/10/2015	20,008,708
11,000,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	11,081,437
9,310,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/5/2015	9,310,000
23,905,000		Watkins Glen, NY CSD, 0.75% BANs, 8/4/2015	23,905,743
		TOTAL	546,543,046
		North Carolina—1.3%
20,000,000		Charlotte, NC, 0.30% CP, Mandatory Tender 3/22/2016	20,000,000
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007C) Weekly VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 8/6/2015	5,000,000
17,950,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.200%, 8/6/2015	17,950,000
4,160,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	4,160,000
10,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	10,000
22,500,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.020%, 8/6/2015	22,500,000
Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$2,855,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	$2,855,000
4,015,000	[3]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.17% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/8/2015	4,015,000
1,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.230%, 8/6/2015	1,000,000
6,990,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.030%, 8/5/2015	6,990,000
		TOTAL	84,480,000
		North Dakota—0.5%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 8/5/2015	29,124,000
		Ohio—1.0%
10,710,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.010%, 8/3/2015	10,710,000
12,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.010%, 8/6/2015	12,000,000
5,480,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.090%, 8/6/2015	5,480,000
5,200,000		Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.010%, 8/3/2015	5,200,000
20,000,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.010%, 8/3/2015	20,000,000
10,000,000		Ohio State University, (Series 2008B) Weekly VRDNs, 0.010%, 8/5/2015	10,000,000
		TOTAL	63,390,000
		Oklahoma—0.2%
10,000,000		Oklahoma Development Finance Authority, (INTEGRIS Obligated Group), MVRENs (Series B), 0.200%, 8/6/2015	10,000,000
5,370,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.070%, 8/6/2015	5,370,000
		TOTAL	15,370,000
		Pennsylvania—4.7%
3,800,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.030%, 8/6/2015	3,800,000
12,300,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.020%, 8/6/2015	12,300,000
Annual Shareholder Report
17

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Pennsylvania—continued
$11,300,000	Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.030%, 8/6/2015	$11,300,000
4,000,000	Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.030%, 8/6/2015	4,000,000
1,200,000	Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 8/6/2015	1,200,000
7,500,000	Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.020%, 8/6/2015	7,500,000
12,000,000	Dallastown Area School District, PA, (Series of 2015) VRNs, 1.250%, 4/15/2016	12,078,291
19,545,000	Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 8/5/2015	19,545,000
24,515,000	Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 8/6/2015	24,515,000
3,960,000	Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 8/6/2015	3,960,000
9,115,000	Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.030%, 8/6/2015	9,115,000
2,300,000	New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.090%, 8/5/2015	2,300,000
35,900,000	Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.040%, 8/6/2015	35,900,000
45,000,000	Philadelphia, PA School District, (Series G of 2010) Weekly VRDNs (PNC Bank, N.A. LOC), 0.030%, 8/6/2015	45,000,000
79,100,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 8/6/2015	79,100,000
20,000,000	Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.080%, 8/6/2015	20,000,000
1,000,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 8/6/2015	1,000,000
8,705,000	Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.080%, 8/6/2015	8,705,000
	TOTAL	301,318,291
	South Carolina—0.3%
10,000,000	Lexington, SC, 2.25% BANs (Lexington, SC Water & Sewage), 12/1/2015	10,066,664
Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$3,540,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.120%, 8/6/2015	$3,540,000
4,425,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	4,425,000
		TOTAL	18,031,664
		Tennessee—1.3%
5,000,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 8/5/2015	5,000,000
365,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 8/5/2015	365,000
35,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.200%, 8/6/2015	35,095,000
12,500,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), 0.150%, 16/9/2015	12,500,000
4,300,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	4,300,000
6,665,000		Shelby County, TN, (2015 Series A), 0.110%, 10/8/2015	6,665,000
18,000,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.030%, 8/6/2015	18,000,000
		TOTAL	81,925,000
		Texas—11.9%
20,000,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/6/2015	20,000,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.030%, 8/6/2015	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(Texas PSFG Program LOC), 0.050%, 8/6/2015	24,150,000
43,910,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.020%, 8/6/2015	43,910,000
9,900,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 8/6/2015	9,900,000
8,900,000		Denton, TX ISD, (Series 2005-A) Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 8/6/2015	8,900,000
13,650,000	[3,4]	Grand Parkway Transportation Corp., TX, Tender Option Bond Trust Certificates (2015-XF0228) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.030%, 8/6/2015	13,650,000
Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$34,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.12% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 10/5/2015	$34,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/13/2015	28,000,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 1/6/2016	30,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.25% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/1/2016	57,500,000
4,560,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 8/3/2015	4,560,000
13,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 8/3/2015	13,000,000
5,400,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 8/3/2015	5,400,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.020%, 8/6/2015	11,000,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.090%, 8/6/2015	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.030%, 8/6/2015	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.030%, 8/6/2015	18,965,000
40,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.120%, 8/6/2015	40,000,000
8,300,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.010%, 8/3/2015	8,300,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.030%, 8/5/2015	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.030%, 8/5/2015	21,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.11% CP, Mandatory Tender 8/4/2015	16,750,000
Annual Shareholder Report
20

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.020%, 8/6/2015	$15,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Scott & White Health Care System), MVRENs (Series 2013B), 0.220%, 8/6/2015	10,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.020%, 8/6/2015	8,685,000
46,370,000		Texas State Transportation Commission, Mobility Fund Bonds (Series 2006B) Weekly VRDNs (Texas State)/(CALPERS (California Public Employees Retirement System) and State Street Bank and Trust Co. LIQs), 0.020%, 8/5/2015	46,370,000
16,000,000	[3,4]	Texas State Transportation Commission, Tender Option Bond Trust Certificates (2015-XF2001) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 8/6/2015	16,000,000
185,475,000		Texas State, 1.50% TRANs, 8/31/2015	185,683,308
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.020%, 8/6/2015	23,000,000
10,065,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.030%, 8/5/2015	10,065,000
		TOTAL	771,083,308
		Utah—0.5%
8,100,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014B), 0.220%, 8/6/2015	8,100,000
24,000,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014C), 0.220%, 8/6/2015	24,000,000
		TOTAL	32,100,000
		Vermont—0.2%
14,350,000		Vermont EDA, (Series 2006B) Weekly VRDNs (Wake Robin Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.020%, 8/6/2015	14,350,000
		Virginia—3.3%
10,000,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.030%, 8/6/2015	10,000,000
1,945,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.030%, 8/6/2015	1,945,000
4,700,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(PNC Bank, N.A. LOC), 0.050%, 8/4/2015	4,700,000
4,865,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.200%, 8/6/2015	4,865,000
Annual Shareholder Report
21

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$4,000,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.030%, 8/6/2015	$4,000,000
4,000,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 8/5/2015	4,000,000
11,900,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	11,900,000
24,065,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	24,065,000
4,325,000		Lynchburg, VA IDA, (Series 2004E) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.040%, 8/6/2015	4,325,000
9,125,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.220%, 8/6/2015	9,125,000
15,110,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.020%, 8/3/2015	15,110,000
41,250,000		Stafford County, VA and Staunton, VA IDA, (Series 2008 A-1), 0.08% CP (Bank of America N.A. LOC), Mandatory Tender 8/4/2015	41,250,000
57,850,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.16% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 8/13/2015	57,850,000
10,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 1987A), 0.06% CP (Dominion Terminal Associates)/(U.S. Bank, N.A. LOC), Mandatory Tender 8/17/2015	10,000,000
9,145,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.020%, 8/3/2015	9,145,000
		TOTAL	212,280,000
		Washington—0.1%
3,340,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.080%, 8/6/2015	3,340,000
		West Virginia—1.1%
50,925,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.050%, 8/6/2015	50,925,000
22,100,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.020%, 8/6/2015	22,100,000
		TOTAL	73,025,000
		Wisconsin—5.5%
5,300,000		Green Bay, WI Area Public School District, 2.00% Bonds, 4/1/2016	5,356,230
54,000,000		Madison, WI Metropolitan School District, 1.00% TRANs, 9/8/2015	54,046,520
Annual Shareholder Report
22

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$8,195,000	Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.040%, 8/6/2015	$8,195,000
28,105,000	Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.16% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 12/18/2015	28,105,000
9,150,000	Wisconsin HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.200%, 8/6/2015	9,150,000
12,200,000	Wisconsin HEFA, (UnityPoint Health), MVRENs (Series 2014B-2), 0.220%, 8/6/2015	12,200,000
23,165,000	Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.020%, 8/6/2015	23,165,000
15,070,000	Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 8/6/2015	15,070,000
3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.200%, 8/6/2015	3,770,000
4,265,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.030%, 8/6/2015	4,265,000
12,000,000	Wisconsin State, (Wisconsin State Petroleum Inspection Fee), 0.150%, 8/12/2015	12,000,000
182,830,000	Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.120%—0.200%, 9/1/2015 - 11/10/2015	182,830,000
	TOTAL	358,152,750
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	6,478,472,278
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(3,479,247)
	TOTAL NET ASSETS—100%	$6,474,993,031
At July 31, 2015, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Annual Shareholder Report
23

At July 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $1,574,675,000, which represented 24.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $1,570,660,000, which represented 24.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Annual Shareholder Report
24

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.02%	0.04%	0.10%
Ratios to Average Net Assets:
Net expenses	0.08%[3]	0.10%[3]	0.18%[3]	0.21%[3]	0.21%[3]
Net investment income	0.01%	0.01%	0.02%	0.03%	0.10%
Expense waiver/reimbursement[4]	0.21%	0.19%	0.11%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,295,667	$5,272,724	$5,906,897	$6,671,609	$9,147,097
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.08%, 0.10%, 0.18%, 0.21% and 0.22% for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.08%[3]	0.10%[3]	0.18%[3]	0.24%[3]	0.30%[3]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.46%	0.44%	0.36%	0.30%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,179,326	$1,241,451	$1,339,613	$1,620,808	$1,634,926
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.08%, 0.10%, 0.18%, 0.24% and 0.30% for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at amortized cost and fair value		$6,478,472,278
Cash		902,420
Income receivable		5,548,466
Receivable for shares sold		138,653
TOTAL ASSETS		6,485,061,817
Liabilities:
Payable for investments purchased	$9,825,174
Payable for shares redeemed	110,550
Income distribution payable	42,556
Payable to adviser (Note 5)	6,125
Accrued expenses (Note 5)	84,381
TOTAL LIABILITIES		10,068,786
Net assets for 6,473,839,399 shares outstanding		$6,474,993,031
Net Assets Consist of:
Paid-in capital		$6,473,819,916
Accumulated net realized gain on investments		1,172,694
Undistributed net investment income		421
TOTAL NET ASSETS		$6,474,993,031
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,295,666,723 ÷ 5,294,719,005 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,179,326,308 ÷ 1,179,120,394 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$6,064,961
Expenses:
Investment adviser fee (Note 5)		$13,488,996
Administrative fee (Note 5)		5,278,036
Custodian fees		214,691
Transfer agent fee		57,553
Directors'/Trustees' fees (Note 5)		40,139
Auditing fees		21,000
Legal fees		96,819
Portfolio accounting fees		191,072
Other service fees (Notes 2 and 5)		2,989,802
Share registration costs		63,706
Printing and postage		37,060
Miscellaneous (Note 5)		67,559
TOTAL EXPENSES		22,546,433
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(13,488,996)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(3,666,552)
Reduction of custodian fees (Note 6)	(476)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(17,156,024)
Net expenses			5,390,409
Net investment income			674,552
Net realized gain on investments			1,538,548
Change in net assets resulting from operations			$2,213,100
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
29

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$674,552	$767,511
Net realized gain on investments	1,538,548	604,719
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,213,100	1,372,230
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(554,557)	(592,127)
Service Shares	(119,615)	(134,238)
Distributions from net realized gain on investments
Institutional Shares	(786,949)	(83,609)
Service Shares	(160,788)	(18,188)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,621,909)	(828,162)
Share Transactions:
Proceeds from sale of shares	21,073,385,239	20,340,536,889
Net asset value of shares issued to shareholders in payment of distributions declared	387,252	208,368
Cost of shares redeemed	(21,113,546,146)	(21,073,624,036)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,773,655)	(732,878,779)
Change in net assets	(39,182,464)	(732,334,711)
Net Assets:
Beginning of period	6,514,175,495	7,246,510,206
End of period (including undistributed net investment income of $421 and $41, respectively)	$6,474,993,031	$6,514,175,495
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
30

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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31

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees unique to those classes.
For the year ended July 31, 2015, unaffiliated third parties waived $1,311 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,989,802	$(7,580)	$(2,982,222)
For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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32

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.17% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/8/2015	12/1/2011 - 3/27/2014	$4,015,000	$4,015, 000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,579,593,514	$18,579,593,514	17,484,880,139	$17,484,880,139
Shares issued to shareholders in payment of distributions declared	282,594	282,594	151,517	151,517
Shares redeemed	(18,557,421,934)	(18,557,421,934)	(18,119,646,590)	(18,119,646,590)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	22,454,174	$22,454,174	(634,614,934)	$(634,614,934)

Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,493,791,725	$2,493,791,725	2,855,656,750	$2,855,656,750
Shares issued to shareholders in payment of distributions declared	104,658	104,658	56,851	56,851
Shares redeemed	(2,556,124,212)	(2,556,124,212)	(2,953,977,446)	(2,953,977,446)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(62,227,829)	$(62,227,829)	(98,263,845)	$(98,263,845)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(39,773,655)	$(39,773,655)	(732,878,779)	$(732,878,779)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014 was as follows:
	2015	2014
Tax-exempt income	$674,172	$726,365
Ordinary income[1]	$124,005	$ 10,014
Long-term capital gains	$823,732	$ 91,783
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$421
Undistributed ordinary income[2]	$301,885
Undistributed long-term capital gains	$870,809
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived its entire fee of $13,488,996 and voluntarily reimbursed $675,439 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended July 31, 2015, FSSC reimbursed $7,580 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,696,432,000 and $3,255,732,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2015, the Fund's expenses were reduced by $476 under these arrangements.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The
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degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. SUBSEQUENT EVENT
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events occurred that require disclosure.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2015, the amount of long-term capital gains designated by the Fund was $823,732.
For the year ended July 31, 2015, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated tax-free obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.45[2]
Service Shares	$1,000	$1,000.00	$0.45[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.35	$0.45[2]
Service Shares	$1,000	$1,024.35	$0.45[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.09%
Service Shares	0.09%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.04 and $1.05, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.28 and $2.31, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
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At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010 and is a Vice President of the Trust with respect to the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report
48

Evaluation and Approval of Advisory Contract–May 2015
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450528 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Automated	TOAXX
Institutional	TOIXX
Service	TOSXX
Capital	TOCXX
Trust	TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	70.2%
U.S. Treasury Securities	29.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.9%
8-30 Days	1.4%
31-90 Days	9.7%
91-180 Days	2.8%
181 Days or more	12.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		REPURCHASE AGREEMENTS—70.2%
$150,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 0.07%, dated 7/6/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,011,667 on 8/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $204,011,180.	$150,000,000
935,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 7/14/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,066,667 on 8/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,020,045,429.	935,000,000
466,500,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.09%, dated 5/20/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,125,000 on 8/28/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,095,669.	466,500,000
750,000,000		Repurchase agreement 0.14%, dated 7/31/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $750,008,750 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $765,008,932.	750,000,000
250,000,000	[1]	Repurchase agreement 0.09%, dated 6/5/2015 under which Bank of Montreal will repurchase securities provided as collateral for $250,060,625 on 9/10/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $255,037,693.	250,000,000
400,000,000	[1]	Repurchase agreement 0.28%, dated 6/15/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $400,855,556 on 3/16/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $408,155,551.	400,000,000
250,000,000		Repurchase agreement 0.14%, dated 7/31/2015 under which Citibank, N.A. will repurchase securities provided as collateral for $250,002,917 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $255,003,065.	250,000,000
Annual Shareholder Report
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$450,000,000		Interest in $500,000,000 joint repurchase agreement 0.10%, dated 7/29/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,009,722 on 8/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $510,007,107.	$450,000,000
300,000,000		Repurchase agreement 0.14%, dated 7/31/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $300,003,500 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $306,003,608.	300,000,000
2,746,498,000		Interest in $3,500,000,000 joint repurchase agreement 0.14%, dated 7/31/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,040,833 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $3,570,041,668.	2,746,498,000
25,000,000		Interest in $125,000,000 joint repurchase agreement 0.15%, dated 7/31/2015 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $125,001,563 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $127,500,469.	25,000,000
7,000,000,000		Repurchase agreement 0.05%, dated 7/31/2015 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $7,000,029,167 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $7,000,029,228.	7,000,000,000
500,000,000	[1]	Repurchase agreement 0.07%, dated 7/14/2015 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,030,139 on 8/14/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2024 and the market value of those underlying securities was $510,019,916.	500,000,000
300,000,000		Repurchase agreement 0.09%, dated 7/29/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,005,250 on 8/5/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $306,004,141.	300,000,000
Annual Shareholder Report
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$420,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 7/14/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,033,333 on 8/13/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2020 and the market value of those underlying securities was $510,020,055.	$420,000,000
101,051,000		Repurchase agreement 0.14%, dated 7/31/2015 under which J.P. Morgan Securities LLC will repurchase a security provided as collateral for $101,052,179 on 8/3/2015. The security provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, was a U.S. Treasury security maturing on 5/15/2024 and the market value of that underlying security was $103,076,902.	101,051,000
200,000,000		Repurchase agreement 0.13%, dated 7/31/2015 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $200,002,167 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2020 and the market value of those underlying securities was $204,002,228.	200,000,000
400,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.14%, dated 7/31/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,014,583 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,275,014,892.	400,000,000
400,000,000		Repurchase agreement 0.14%, dated 7/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $400,004,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $408,004,797.	400,000,000
405,263,000		Repurchase agreement 0.15%, dated 7/31/2015 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $405,268,066 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $412,939,623.	405,263,000
750,000,000	[1]	Repurchase agreement 0.08%, dated 7/7/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $750,056,667 on 8/10/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $765,045,965.	750,000,000
Annual Shareholder Report
4

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$234,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 7/17/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $250,033,333 on 9/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $255,012,131.	$234,000,000
470,000,000		Interest in $500,000,000 joint repurchase agreement 0.14%, dated 7/31/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,013,611 on 8/7/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $510,005,968.	470,000,000
1,410,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.15%, dated 7/30/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,043,750 on 8/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,530,025,523.	1,410,000,000
770,000,000		Interest in $800,000,000 joint repurchase agreement 0.11%, dated 7/29/2015 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $800,017,111 on 8/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $816,012,478.	770,000,000
345,000,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.14%, dated 7/27/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $350,119,778 on 10/23/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $357,009,802.	345,000,000
		TOTAL REPURCHASE AGREEMENTS	20,428,312,000
		U.S. TREASURY—29.7%
435,000,000	[2]	United States Treasury Bills, 0.055%, 8/6/2015	434,996,677
439,000,000	[2]	United States Treasury Bills, 0.145%, 9/17/2015	438,916,894
430,997,000		United States Treasury Bonds, 9.250%, 2/15/2016	452,080,792
648,500,000	[3]	United States Treasury Floating Rate Notes, 0.096% - 0.121%, 8/4/2015	648,515,924
1,739,000,000		United States Treasury Notes, 0.250% - 1.250%, 9/30/2015	1,741,574,873
280,000,000		United States Treasury Notes, 0.250% - 1.375%, 11/30/2015	280,972,360
445,800,000		United States Treasury Notes, 0.250% - 2.125%, 12/31/2015	448,584,688
394,000,000		United States Treasury Notes, 0.250% - 4.250%, 8/15/2015	394,490,333
295,000,000		United States Treasury Notes, 0.250%, 9/15/2015	295,041,572
Annual Shareholder Report
5

Principal Amount		Value
	U.S. TREASURY—continued
$132,900,000	United States Treasury Notes, 0.250%, 10/15/2015	$132,929,830
278,000,000	United States Treasury Notes, 0.250%, 4/15/2016	277,750,483
1,001,000,000	United States Treasury Notes, 0.375% - 2.000%, 1/31/2016	1,009,404,960
88,600,000	United States Treasury Notes, 0.375%, 11/15/2015	88,655,502
107,500,000	United States Treasury Notes, 0.375%, 2/15/2016	107,592,307
388,500,000	United States Treasury Notes, 0.375%, 3/15/2016	388,847,407
288,000,000	United States Treasury Notes, 0.375%, 4/30/2016	288,212,651
85,000,000	United States Treasury Notes, 0.625%, 8/15/2016	85,188,123
200,000,000	United States Treasury Notes, 1.250%, 8/31/2015	200,185,365
237,000,000	United States Treasury Notes, 1.500%, 6/30/2016	239,398,475
241,650,000	United States Treasury Notes, 1.500%, 7/31/2016	244,407,276
428,000,000	United States Treasury Notes, 2.250% - 2.375%, 3/31/2016	433,870,145
	TOTAL U.S. TREASURY	8,631,616,637
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	29,059,928,637
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	42,135,260
	TOTAL NET ASSETS—100%	$29,102,063,897
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2015	Period Ended 7/31/2014[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.07%	0.06%[5]
Net investment income	0.01%	0.03%[5]
Expense waiver/reimbursement[6]	0.56%	0.62%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,762,114	$1,259,398
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.07%	0.06%	0.14%	0.10%	0.15%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.21%	0.22%	0.15%	0.18%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,161,341	$17,466,664	$18,310,173	$16,201,298	$10,259,195
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.07%	0.06%	0.14%	0.10%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.46%	0.47%	0.40%	0.43%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,749,474	$4,053,950	$4,382,656	$4,525,468	$5,048,852
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.07%	0.06%	0.14%	0.09%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.01%
Expense waiver/reimbursement[3]	0.31%	0.32%	0.25%	0.29%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$798,750	$581,661	$634,334	$372,061	$1,171,302
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.07%	0.06%	0.14%	0.10%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.71%	0.72%	0.65%	0.68%	0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$630,384	$436,361	$560,816	$710,705	$826,650
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investment in repurchase agreements	$20,428,312,000
Investment in securities	8,631,616,637
Total investment in securities, at amortized cost and fair value		$29,059,928,637
Income receivable		38,468,551
Receivable for shares sold		4,672,584
TOTAL ASSETS		29,103,069,772
Liabilities:
Payable for shares redeemed	214,243
Bank overdraft	124,508
Income distribution payable	147,250
Payable to adviser (Note 5)	41,788
Payable for custodian fees	190,469
Payable for transfer agent fee	185,695
Payable for Directors'/Trustees' fees (Note 5)	1,717
Payable for portfolio accounting fees	36,260
Payable for other service fees (Notes 2 and 5)	1,446
Payable for share registration costs	34,052
Accrued expenses (Note 5)	28,447
TOTAL LIABILITIES		1,005,875
Net assets for 29,101,629,624 shares outstanding		$29,102,063,897
Net Assets Consist of:
Paid-in capital		$29,101,790,727
Accumulated net realized gain on investments		234,522
Undistributed net investment income		38,648
TOTAL NET ASSETS		$29,102,063,897
Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,762,114,128 ÷ 1,762,099,424 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$22,161,341,408 ÷ 22,161,025,917 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,749,474,306 ÷ 3,749,423,658 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$798,750,153 ÷ 798,702,679 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$630,383,902 ÷ 630,377,946 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$21,037,282
Expenses:
Investment adviser fee (Note 5)		$50,850,195
Administrative fee (Note 5)		19,897,286
Custodian fees		773,260
Transfer agent fee (Note 2)		1,684,827
Directors'/Trustees' fees (Note 5)		183,379
Auditing fees		24,000
Legal fees		10,691
Portfolio accounting fees		220,036
Distribution services fee (Note 5)		1,322,360
Other service fees (Notes 2 and 5)		16,298,039
Share registration costs		137,124
Printing and postage		78,023
Miscellaneous (Note 5)		162,314
TOTAL EXPENSES		91,641,534
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(50,850,195)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(22,349,181)
TOTAL WAIVERS AND REIMBURSEMENTS		(73,199,376)
Net expenses			18,442,158
Net investment income			2,595,124
Net realized gain on investments			235,157
Change in net assets resulting from operations			$2,830,281
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,595,124	$2,431,819
Net realized gain on investments	235,157	93,135
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,830,281	2,524,954
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(150,086)	(2,675)
Institutional Shares	(1,842,984)	(1,901,425)
Service Shares	(415,566)	(435,765)
Capital Shares	(80,513)	(59,736)
Trust Shares	(52,955)	(47,576)
Distributions from net realized gain on investments
Automated Shares	(3,987)	—
Institutional Shares	(55,695)	(15,739)
Service Shares	(11,946)	(3,915)
Capital Shares	(1,753)	(520)
Trust Shares	(1,331)	(438)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,616,816)	(2,467,789)
Share Transactions:
Proceeds from sale of shares	123,248,204,281	117,764,846,923
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series II	29,195,920	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Money Trust	80,946,968	—
Net asset value of shares issued to shareholders in payment of distributions declared	854,294	751,010
Cost of shares redeemed	(118,055,385,935)	(117,855,599,844)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,303,815,528	(90,001,911)
Change in net assets	5,304,028,993	(89,944,746)
Net Assets:
Beginning of period	23,798,034,904	23,887,979,650
End of period (including undistributed (distributions in excess of) net investment income of $38,648 and $(14,372), respectively)	$29,102,063,897	$23,798,034,904
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 diversified portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On September 19, 2014, the Fund acquired all of the net assets of Federated Treasury Cash Series II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on May 16, 2014. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2015, were as follows:
Net investment income*	$2,546,696
Net realized gain on investments	$235,157
Net increase in net assets resulting from operations	$2,781,853
*	Net investment income includes $48,462 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2015.
For every one share of Federated Treasury Cash Series II exchanged, a shareholder received one share of the Fund's Trust Shares.
Annual Shareholder Report
16

The Fund received net assets from Federated Treasury Cash Series II as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Treasury Cash Series II Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
29,195,909	$29,195,920	$25,049,795,550	$25,078,991,470
On October 10, 2014, the Fund acquired all of the net assets of Federated Automated Government Money Trust (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on May 16, 2014. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2015, were as follows:
Net investment income*	$2,590,465
Net realized gain on investments	$235,157
Net increase in net assets resulting from operations	$2,825,622
*	Net investment income includes $4,640 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2015.
For every one share of Federated Automated Government Money Trust Shares exchanged, a shareholder received one share of the Fund's Automated Shares.
The Fund received net assets from Federated Automated Government Money Trust as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Automated Government Money Trust Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
80,948,872	$80,946,968	$25,122,700,517	$25,203,647,485
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Annual Shareholder Report
17

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report
18

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and certain transfer agent fees unique to those classes. For the year ended July 31, 2015, unaffiliated third parties waived $1,501,865 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$3,751,815	$(3,751,815)
Service Shares	10,419,359	(10,419,359)
Capital Shares	804,505	(804,505)
Trust Shares	1,322,360	(1,322,360)
TOTAL	$16,298,039	$(16,298,039)
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For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2015		Period Ended 7/31/2014[1]
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,839,592,290	$1,839,592,290	1,284,237,834	$1,284,237,834
Shares issued in connection with the tax-free transfer of assets from Federated Automated Government Money Trust	80,948,872	80,946,968	—	—
Shares issued to shareholders in payment of distributions declared	149,790	149,790	2,673	2,673
Shares redeemed	(1,417,986,250)	(1,417,986,250)	(24,845,785)	(24,845,785)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	502,704,702	$502,702,798	1,259,394,722	$1,259,394,722
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Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	100,236,215,155	$100,236,215,155	100,011,933,367	$100,011,933,367
Shares issued to shareholders in payment of distributions declared	614,825	614,825	644,824	644,824
Shares redeemed	(95,542,315,219)	(95,542,315,219)	(100,856,128,881)	(100,856,128,881)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,694,514,761	$4,694,514,761	(843,550,690)	$(843,550,690)

Year Ended July 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,077,527,413	$17,077,527,413	13,432,609,342	$13,432,609,342
Shares issued to shareholders in payment of distributions declared	57,860	57,860	67,533	67,533
Shares redeemed	(17,382,087,799)	(17,382,087,799)	(13,761,392,210)	(13,761,392,210)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(304,502,526)	$(304,502,526)	(328,715,335)	$(328,715,335)

Year Ended July 31	2015		2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,656,381,715	$2,656,381,715	2,045,139,331	$2,045,139,331
Shares issued to shareholders in payment of distributions declared	14,676	14,676	18,729	18,729
Shares redeemed	(2,439,313,799)	(2,439,313,799)	(2,097,832,478)	(2,097,832,478)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	217,082,592	$217,082,592	(52,674,418)	$(52,674,418)

Year Ended July 31	2015		2014
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,438,487,707	$1,438,487,708	990,927,049	$990,927,049
Shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series II	29,195,909	29,195,920	—	—
Shares issued to shareholders in payment of distributions declared	17,143	17,143	17,251	17,251
Shares redeemed	(1,273,682,868)	(1,273,682,868)	(1,115,400,490)	(1,115,400,490)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	194,017,891	$194,017,903	(124,456,190)	$(124,456,190)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,303,817,420	$5,303,815,528	(90,001,911)	$(90,001,911)
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$2,616,816	$2,467,789
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$273,170
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived its entire fee of $50,850,195 and $3,226,917 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur
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distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$1,322,360	$(1,322,360)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,685,251 and $1,100,552,941, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
9. SUBSEQUENT EVENTs
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in the Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
On August 14, 2015, the Trustees approved the reorganization of Huntington U.S. Treasury Money Market Fund, a portfolio of The Huntington Funds, into the Fund. The reorganization is expected to occur no later than the fourth quarter of 2015.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2015, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF federated treasury obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Treasury Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Treasury Obligations Fund as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.00	$0.45[2]
Institutional Shares	$1,000	$1,000.00	$0.45[3]
Service Shares	$1,000	$1,000.00	$0.45[4]
Capital Shares	$1,000	$1,000.00	$0.45[5]
Trust Shares	$1,000	$1,000.00	$0.45[6]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,024.35	$0.45[2]
Institutional Shares	$1,000	$1,024.35	$0.45[3]
Service Shares	$1,000	$1,024.35	$0.45[4]
Capital Shares	$1,000	$1,024.35	$0.45[5]
Trust Shares	$1,000	$1,024.35	$0.45[6]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.09%
Institutional Shares	0.09%
Service Shares	0.09%
Capital Shares	0.09%
Trust Shares	0.09%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.73 and $2.76, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
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At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 35 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
36

Evaluation and Approval of Advisory Contract–May 2015
Federated Treasury Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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37

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Notes
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Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450531 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Institutional	TTOXX
Cash II	TTIXX
Cash Series	TCSXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	85.9%
U.S. Treasury Securities	14.1%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2015, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.4%
8-30 Days	0.2%
31-90 Days	6.8%
91-180 Days	1.8%
181 Days or more	4.8%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2015
Principal Amount			Value
		REPURCHASE AGREEMENTS—85.9%
$5,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 7/14/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,066,667 on 8/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,020,045,429.	$5,000,000
3,500,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.09%, dated 5/20/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,125,000 on 8/28/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,095,669.	3,500,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.15%, dated 7/31/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $100,001,250 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $102,001,288.	50,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.14%, dated 7/31/2015 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,001,167 on 8/3/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $102,001,541.	50,000,000
39,256,000		Interest in $3,500,000,000 joint repurchase agreement 0.14%, dated 7/31/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,040,833 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $3,570,041,668.	39,256,000
5,000,000		Interest in $500,000,000 joint repurchase agreement 0.10%, dated 7/29/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,009,722 on 8/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $510,007,107.	5,000,000
Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$50,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.14%, dated 7/31/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,014,583 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,275,014,892.	$50,000,000
1,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 7/17/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $250,033,333 on 9/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $255,012,131.	1,000,000
5,000,000		Interest in $500,000,000 joint repurchase agreement 0.14%, dated 7/31/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,013,611 on 8/7/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $510,005,968.	5,000,000
13,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.15%, dated 7/30/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,043,750 on 8/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,530,025,523.	13,000,000
5,000,000		Interest in $800,000,000 joint repurchase agreement 0.11%, dated 7/29/2015 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $800,017,111 on 8/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $816,012,478.	5,000,000
5,000,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.14%, dated 7/27/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $350,119,778 on 10/23/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $357,009,802.	5,000,000
		TOTAL REPURCHASE AGREEMENTS	231,756,000
		U.S. TREASURY—14.1%
2,000,000	[2]	United States Treasury Bills, 0.145%, 9/17/2015	1,999,621
1,000,000		United States Treasury Bonds, 9.250%, 2/15/2016	1,048,919
1,500,000	[3]	United States Treasury Floating Rate Notes, 0.096% - 0.120%, 8/4/2015	1,500,081
13,000,000		United States Treasury Notes, 0.250% - 1.250%, 9/30/2015	13,016,802
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3

Principal Amount		Value
	U.S. TREASURY—continued
$2,250,000	United States Treasury Notes, 0.250% - 2.125%, 12/31/2015	$2,263,818
500,000	United States Treasury Notes, 0.250%, 8/15/2015	500,027
1,000,000	United States Treasury Notes, 0.250%, 9/15/2015	1,000,141
900,000	United States Treasury Notes, 0.250%, 10/15/2015	900,202
2,000,000	United States Treasury Notes, 0.250%, 4/15/2016	1,998,205
600,000	United States Treasury Notes, 0.375%, 11/15/2015	600,376
500,000	United States Treasury Notes, 0.375%, 2/15/2016	500,428
1,000,000	United States Treasury Notes, 0.375%, 3/15/2016	1,000,562
2,457,000	United States Treasury Notes, 0.375%, 4/30/2016	2,458,814
1,500,000	United States Treasury Notes, 1.250%, 8/31/2015	1,501,390
2,000,000	United States Treasury Notes, 1.375%, 11/30/2015	2,007,717
2,750,000	United States Treasury Notes, 1.500%, 7/31/2016	2,781,378
3,000,000	United States Treasury Notes, 2.000%, 1/31/2016	3,027,038
	TOTAL U.S. TREASURY	38,105,519
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[4]	269,861,519
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	58,375
	TOTAL NET ASSETS—100%	$269,919,894
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Floating rate notes with current rate(s) and next reset date(s) shown.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	—	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	—	0.000[2]	0.000[2]
Less Distributions:
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.08%	0.07%	0.14%	0.11%	0.18%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.53%	0.52%	0.43%	0.46%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$115,211	$204,903	$174,791	$181,606	$192,803
1	On June 2, 2015, the Fund's current shares were re-designated as Institutional Shares.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	—
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.13%[5]
Net investment income	0.00%[5]
Expense waiver/reimbursement[6]	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$584
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	—
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.13%[5]
Net investment income	0.00%[5]
Expense waiver/reimbursement[6]	1.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$154,125
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
July 31, 2015
Assets:
Investment in repurchase agreements	$231,756,000
Investment in securities	38,105,519
Total investment in securities, at amortized cost and fair value		$269,861,519
Cash		1,289
Income receivable		107,303
Receivable for shares sold		2,283
TOTAL ASSETS		269,972,394
Liabilities:
Payable for shares redeemed	1,113
Payable to adviser (Note 5)	10,230
Payable for custodian fees	3,552
Payable for transfer agent fee	6,739
Payable for Directors'/Trustees' fees (Note 5)	236
Payable for legal fees	1,490
Payable for portfolio accounting fees	10,387
Payable for printing and postage	6,914
Payable for rating services	11,839
TOTAL LIABILITIES		52,500
Net assets for 269,918,368 shares outstanding		$269,919,894
Net Assets Consist of:
Paid-in capital		$269,918,386
Accumulated net realized gain on investments		1,508
TOTAL NET ASSETS		$269,919,894
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$115,211,220 ÷ 115,210,559 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$583,810 ÷ 583,807 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$154,124,864 ÷ 154,124,002 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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8

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Interest			$117,754
Expenses:
Investment adviser fee (Note 5)		$504,392
Administrative fee (Note 5)		108,210
Custodian fees		13,930
Transfer agent fee (Note 2)		11,376
Directors'/Trustees' fees (Note 5)		1,570
Auditing fees		20,600
Legal fees		9,726
Portfolio accounting fees		51,358
Distribution services fee (Note 5)		23,082
Other service fees (Note 2)		9,633
Share registration costs		75,393
Printing and postage		16,858
Miscellaneous (Note 5)		35,241
TOTAL EXPENSES		881,369
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(504,392)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(259,223)
TOTAL WAIVERS AND REIMBURSEMENTS		(763,615)
Net expenses			117,754
Net investment income			—
Net realized gain on investments			1,510
Change in net assets resulting from operations			$1,510
See Notes which are an integral part of the Financial Statements
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9

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	1,510	718
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,510	718
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(502)	(218)
Cash II Shares	—	—
Cash Series Shares	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(502)	(218)
Share Transactions:
Proceeds from sale of shares	935,272,756	1,095,501,987
Net asset value of shares issued to shareholders in payment of distributions declared	236	64
Cost of shares redeemed	(870,256,962)	(1,065,390,887)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	65,016,030	30,111,164
Change in net assets	65,017,038	30,111,664
Net Assets:
Beginning of period	204,902,856	174,791,192
End of period	$269,919,894	$204,902,856
See Notes which are an integral part of the Financial Statements
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10

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
On June 2, 2015, the Fund's current shares were re-designated as Institutional Shares and commenced offering Cash II Shares and Cash Series Shares.
The Fund's Board of Trustees (the “Trustees”) have approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which the Fund will acquire all or substantially all of the assets of the Federated Treasury Cash Series, in complete liquidation and termination of the Federated Treasury Cash Series. Information statements will be sent to shareholders of Federated Treasury Cash Series explaining the Reorganization. The Reorganization is expected to occur in the fourth quarter of 2015.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for
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11

an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class
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12

based on relative average daily net assets, except that Institutional Shares, Cash II Shares and Cash Series Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended July 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Institutional Shares	$7,407	$(232)
Cash II Shares	16	(16)
Cash Series Shares	3,953	(3,838)
TOTAL	$11,376	$(4,086)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Cash II Shares	$38	$(38)
Cash Series Shares	9,595	(9,595)
TOTAL	$9,633	$(9,633)
For the year ended July 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest
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13

and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	780,217,929	$780,217,929	1,095,501,987	$1,095,501,987
Shares issued to shareholders in payment of distributions declared	236	236	64	64
Shares redeemed	(869,909,944)	(869,909,944)	(1,065,390,887)	(1,065,390,887)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(89,691,779)	$(89,691,779)	30,111,164	$30,111,164

	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	640,974	$640,974	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(57,167)	(57,167)	—	—
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	583,807	$583,807	—	$—
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14

	Period Ended 7/31/2015[1]		Year Ended 7/31/2014
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	154,413,853	$154,413,853	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(289,851)	(289,851)	—	—
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	154,124,002	$154,124,002	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	65,016,030	$65,016,030	30,111,164	$30,111,164
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$502	$218
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$1,508
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to June 2, 2015, the annual advisory fee was 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to
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15

the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2015, the Adviser waived its entire fee of $504,392 and reimbursed $222,422 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Reimbursed	Distribution Services Fees Waived
Cash II Shares	$53	$(53)	$—
Cash Series Shares	23,029	(19,191)	(3,838)
TOTAL	$23,082	(19,244)	$(3,838)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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16

Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regards to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2015, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $4,685,251.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
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8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
9. subsequent events
On August 12, 2015, the shareholders of the Trust voted in the affirmative to modernize and make more efficient the Trust's Declaration of Trust to comply with the amended rules discussed above in Regulatory Matters, as well as grant the Trustees the ability to take certain actions, which are in compliance with federal securities laws and the 1940 Act, without shareholder approval.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report
18

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF Federated Trust for u.s. treasury obligations:
We have audited the accompanying statement of assets and liabilities of Federated Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Trust for U.S. Treasury Obligations, a portfolio of Money Market Obligations Trust, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.50[2]
Cash II Shares	$1,000	$1,000.00	$0.64[3,4]
Cash Series Shares	$1,000	$1,000.00	$0.64[5,6]
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	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.30	$0.50[2]
Cash II Shares	$1,000	$1,024.15	$0.65[3,4]
Cash Series Shares	$1,000	$1,024.15	$0.65[5,6]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.10%
Cash II Shares	0.13%
Cash Series Shares	0.13%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
3	“Actual” expense information for the Fund's Cash II Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.13%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015). “Hypothetical” expense information for Cash II Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.46 and $4.51, respectively.
5	“Actual” expense information for the Fund's Cash Series Shares is for the period from June 2, 2015 (date of initial investment) to July 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.13%, multiplied by 60/365 (to reflect the period from initial investment to July 31, 2015). “Hypothetical” expense information for Cash Series Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.26, respectively.
Annual Shareholder Report
21

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.
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At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.
23

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Trust for U.S. Treasury Obligations (the “Fund”), a portfolio of Money Market Obligations Trust (the “Trust”), was held on June 5, 2015. On April 20, 2015, the record date for shareholders voting at the meeting, there were 198,016,450 total outstanding shares of the Fund.
The following items were considered by shareholders of the Fund and the results of their voting were as follows:
AGENDA ITEM 1
To approve or disapprove a revision to the Fund's fundamental investment limitation regarding lending.
For	Against	Abstain
107,231,826.780	305,160.000	20,792,337.000
AGENDA ITEM 2
To approve or disapprove a revision to the Fund's fundamental investment limitation regarding investing in real estate.
For	Against	Abstain
107,231,826.780	305,160.000	20,792,337.000
AGENDA ITEM 3
To approve or disapprove a revision to the Fund's fundamental investment limitation regarding investing in commodities.
For	Against	Abstain
107,231,826.780	305,160.000	20,792,337.000
AGENDA ITEM 4
To approve or disapprove a revision to the Fund's fundamental investment limitation regarding pledging assets and maintaining the same investment limitation, in its current form, as a non-fundamental investment limitation.
For	Against	Abstain
107,231,826.780	305,160.000	20,792,337.000
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AGENDA ITEM 5
To approve or disapprove a revision to the Fund's fundamental investment limitation regarding selling short and maintaining the same investment limitation, in its current form, as a non-fundamental investment limitation.
For	Against	Abstain
107,231,826.780	305,160.000	20,792,33.000
AGENDA ITEM 6
To approve or disapprove a revision to the Fund's fundamental investment limitation regarding purchases on margin and maintaining the same investment limitation, in its current form, as a non-fundamental investment limitation.
For	Against	Abstain
107,231,826.780	305,160.000	20,792,337.000
25

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised 33 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract–May 2015
Federated Trust for U.S. Treasury Obligations (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
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At the Board meeting in May 2015, Federated proposed and the Board approved a 0.20% reduction in the stated gross investment advisory fee from 0.40% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is June 2, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
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The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
28731 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $691,900

Fiscal year ended 2014 - $712,350

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $23,408

Fiscal year ended 2014- Audit consents issued for N-14 merger documents and Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,941 and $8,971 respectively. Fiscal year ended 2015- Audit consent issued for N-14 merger documents and travel expenses for attendance at Audit Committee meeting. Fiscal year ended 2014- Audit consents issued for N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2015 - $66,987

Fiscal year ended 2014 - $114,972

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2015